                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: December 31, 2005
                          ------------------------


Explanatory Note

The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on March 10, 2006 to amend Item 1 "Reports to Stockholders." The following sentence replaces the first sentence under the heading "Strategic Multi-Asset Portfolio -- Class 1" set forth on page 109 of the Annual Report of the Strategic Multi-Asset Portfolio of the Anchor Series Trust for the fiscal year ended December 31, 2005: The Strategic Multi-Asset Portfolio -- Class 1 gained 9.49% compared to 11.37% for the MSCI All Country World Free USD Index and 8.82% for its blended benchmark, which is comprised of 65% MSCI All Country World Free USD Index, 30% Citigroup World Government Bond Index equal weight excluding Switzerland, and 5% 3-month T-Bill. This Form N-CSR/A also updates Item 12 "Exhibits" as required. The remainder of the Form N-CSR filed on March 10, 2006 remains unchanged.

Item 1. Reports to Stockholders

        Anchor Series Trust, Annual Report at December 31, 2005.

                              ANCHOR SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                               DECEMBER 31, 2005

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   18
                        Growth and Income Portfolio.................................   34
                        Growth Portfolio............................................   38
                        Capital Appreciation Portfolio..............................   44
                        Natural Resources Portfolio.................................   48
                        Multi-Asset Portfolio.......................................   51
                        Strategic Multi-Asset Portfolio.............................   59
                        Statement of Assets and Liabilities.........................   70
                        Statement of Operations.....................................   72
                        Statement of Changes in Net Assets..........................   74
                        Notes to Financial Statements...............................   78
                        Financial Highlights........................................   90
                        Report of Independent Registered Public Accounting Firm.....   94
                        Annual Approval of the Advisory Agreement and Sub-Advisory
                          Agreements................................................   95
                        Trustee and Officer Information.............................   99
                        Shareholders Tax Information................................  100
                        Comparisons: Portfolios vs. Indexes.........................  101

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying investment portfolios for the series of variable products issued by our life companies.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2005. The report may also contain information on portfolios not currently available in your variable contract.

                  We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                financial future, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                February 9, 2006

                ----------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                            DECEMBER 31, 2005
                                                                     (UNAUDITED)

    DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

    As a shareholder of a Portfolio in the Anchor Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2005 and held until December 31, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

    ACTUAL EXPENSES

    The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2005" column and the "Expense Ratio as of December 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2005" column and the "Expense Ratio as of December 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                DECEMBER 31, 2005
                                                                     (UNAUDITED)

                                                          ACTUAL                                       HYPOTHETICAL
                                       ---------------------------------------------   --------------------------------------------
                                                                                                   ENDING ACCOUNT
                                       BEGINNING    ENDING ACCOUNT    EXPENSES PAID    BEGINNING    VALUE USING A    EXPENSES PAID
                                        ACCOUNT      VALUE USING      DURING THE SIX    ACCOUNT    HYPOTHETICAL 5%   DURING THE SIX
                                       VALUE AT    ACTUAL RETURN AT    MONTHS ENDED    VALUE AT    ASSUMED RETURN     MONTHS ENDED
                                        JULY 1,      DECEMBER 31,      DECEMBER 31,     JULY 1,    AT DECEMBER 31,    DECEMBER 31,
      PORTFOLIO                          2005            2005             2005*          2005           2005             2005*
      ---------                        ---------   ----------------   --------------   ---------   ---------------   --------------
      Money Market Class 1...........  $1,000.00      $1,013.92           $ 5.18       $1,000.00      $1,020.06          $ 5.19
      Government and Quality Bond
        Class 1......................  $1,000.00      $1,001.44           $ 3.18       $1,000.00      $1,022.03          $ 3.21
        Class 2......................  $1,000.00      $1,000.58           $ 3.93       $1,000.00      $1,021.27          $ 3.97
        Class 3......................  $1,000.00      $  999.67           $ 4.44       $1,000.00      $1,020.77          $ 4.48
      Asset Allocation@
        Class 1......................  $1,000.00      $1,033.11           $ 3.48       $1,000.00      $1,021.78          $ 3.47
        Class 2......................  $1,000.00      $1,032.44           $ 4.25       $1,000.00      $1,021.02          $ 4.23
        Class 3......................  $1,000.00      $1,031.61           $ 4.76       $1,000.00      $1,020.52          $ 4.74
      Growth and Income@
        Class 1......................  $1,000.00      $1,056.00           $ 5.39       $1,000.00      $1,019.96          $ 5.30
      Growth@
        Class 1......................  $1,000.00      $1,070.29           $ 3.86       $1,000.00      $1,021.48          $ 3.77
        Class 2......................  $1,000.00      $1,069.69           $ 4.64       $1,000.00      $1,020.72          $ 4.53
        Class 3......................  $1,000.00      $1,068.91           $ 5.16       $1,000.00      $1,020.21          $ 5.04
      Capital Appreciation@
        Class 1......................  $1,000.00      $1,127.28           $ 4.13       $1,000.00      $1,021.32          $ 3.92
        Class 2......................  $1,000.00      $1,125.86           $ 4.93       $1,000.00      $1,020.57          $ 4.69
        Class 3......................  $1,000.00      $1,125.57           $ 5.46       $1,000.00      $1,020.06          $ 5.19
      Natural Resources@
        Class 1......................  $1,000.00      $1,256.62           $ 4.61       $1,000.00      $1,021.12          $ 4.13
        Class 2......................  $1,000.00      $1,255.71           $ 5.46       $1,000.00      $1,020.37          $ 4.89
        Class 3......................  $1,000.00      $1,255.16           $ 6.03       $1,000.00      $1,019.86          $ 5.40
      Multi-Asset@
        Class 1......................  $1,000.00      $1,037.82           $ 6.11       $1,000.00      $1,019.21          $ 6.06
      Strategic Multi-Asset@
        Class 1......................  $1,000.00      $1,080.07           $ 7.55       $1,000.00      $1,017.95          $ 7.32


                                         EXPENSE
                                       RATIO AS OF
                                       DECEMBER 31,
      PORTFOLIO                           2005*
      ---------                        ------------
      Money Market Class 1...........      1.02%
      Government and Quality Bond
        Class 1......................      0.63%
        Class 2......................      0.78%
        Class 3......................      0.88%
      Asset Allocation@
        Class 1......................      0.68%
        Class 2......................      0.83%
        Class 3......................      0.93%
      Growth and Income@
        Class 1......................      1.04%
      Growth@
        Class 1......................      0.74%
        Class 2......................      0.89%
        Class 3......................      0.99%
      Capital Appreciation@
        Class 1......................      0.77%
        Class 2......................      0.92%
        Class 3......................      1.02%
      Natural Resources@
        Class 1......................      0.81%
        Class 2......................      0.96%
        Class 3......................      1.06%
      Multi-Asset@
        Class 1......................      1.19%
      Strategic Multi-Asset@
        Class 1......................      1.44%

---------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

                                                           ---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                DECEMBER 31, 2005
                                                                     (UNAUDITED)

                                                         ACTUAL                               HYPOTHETICAL
                                      ---------------------------------------------   -----------------------------
                                                                                                   ENDING ACCOUNT
                                      BEGINNING    ENDING ACCOUNT    EXPENSES PAID    BEGINNING     VALUE USING A
                                       ACCOUNT      VALUE USING      DURING THE SIX    ACCOUNT     HYPOTHETICAL 5%
                                      VALUE AT    ACTUAL RETURN AT    MONTHS ENDED    VALUE AT     ASSUMED RETURN
                                       JULY 1,      DECEMBER 31,      DECEMBER 31,     JULY 1,     AT DECEMBER 31,
      PORTFOLIO                         2005            2005             2005*          2005            2005
      ---------                       ---------   ----------------   --------------   ---------   -----------------
      Asset Allocation
        Class 1.....................  $1,000.00      $1,033.11           $3.38        $1,000.00       $1,021.88
        Class 2.....................  $1,000.00      $1,032.44           $4.15        $1,000.00       $1,021.12
        Class 3.....................  $1,000.00      $1,031.61           $4.66        $1,000.00       $1,020.62
      Growth and Income
        Class 1.....................  $1,000.00      $1,056.00           $5.34        $1,000.00       $1,020.01
      Growth
        Class 1.....................  $1,000.00      $1,070.29           $3.76        $1,000.00       $1,021.58
        Class 2.....................  $1,000.00      $1,069.69           $4.54        $1,000.00       $1,020.82
        Class 3.....................  $1,000.00      $1,068.91           $5.06        $1,000.00       $1,020.32
      Capital Appreciation
        Class 1.....................  $1,000.00      $1,127.28           $4.02        $1,000.00       $1,021.42
        Class 2.....................  $1,000.00      $1,125.86           $4.82        $1,000.00       $1,020.67
        Class 3.....................  $1,000.00      $1,125.57           $5.36        $1,000.00       $1,020.16
      Natural Resources
        Class 1.....................  $1,000.00      $1,256.62           $4.61        $1,000.00       $1,021.12
        Class 2.....................  $1,000.00      $1,255.71           $5.46        $1,000.00       $1,020.37
        Class 3.....................  $1,000.00      $1,255.16           $6.03        $1,000.00       $1,019.86
      Multi-Asset
        Class 1.....................  $1,000.00      $1,037.82           $6.06        $1,000.00       $1,019.26
      Strategic Multi-Asset
        Class 1.....................  $1,000.00      $1,080.07           $7.44        $1,000.00       $1,018.05

                                       HYPOTHETICAL
                                      --------------

                                      EXPENSES PAID
                                      DURING THE SIX     EXPENSE
                                       MONTHS ENDED    RATIO AS OF
                                       DECEMBER 31,    DECEMBER 31,
      PORTFOLIO                           2005*           2005*
      ---------                       --------------   ------------
      Asset Allocation
        Class 1.....................      $3.36            0.66%
        Class 2.....................      $4.13            0.81%
        Class 3.....................      $4.63            0.91%
      Growth and Income
        Class 1.....................      $5.24            1.03%
      Growth
        Class 1.....................      $3.67            0.72%
        Class 2.....................      $4.43            0.87%
        Class 3.....................      $4.94            0.97%
      Capital Appreciation
        Class 1.....................      $3.82            0.75%
        Class 2.....................      $4.58            0.90%
        Class 3.....................      $5.09            1.00%
      Natural Resources
        Class 1.....................      $4.13            0.81%
        Class 2.....................      $4.89            0.96%
        Class 3.....................      $5.40            1.06%
      Multi-Asset
        Class 1.....................      $6.01            1.18%
      Strategic Multi-Asset
        Class 1.....................      $7.22            1.42%

---------------------
    4

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO  PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                        (UNAUDITED)

      INDUSTRY ALLOCATION*
      Commercial Banks.............................    18.1%
      Finance......................................    17.3
      Trade & Term Receivables.....................    14.0
      Insurance....................................     8.9
      Banks........................................     7.7
      Education....................................     6.1
      U.S. Government Agencies.....................     5.5
      Securities Holdings Companies................     4.1
      Trade Receivables............................     4.1
      Food & Beverage..............................     2.9
      Household & Personal Products................     2.9
      Regional Authority...........................     2.9
      Energy Services..............................     1.8
      Investment Companies.........................     1.4
                                                      ------
                                                       97.7%
                                                      ======
      Weighted average days to maturity............    50.0
                                                      ======

      CREDIT QUALITY+#
      Government -- Agency.........................     5.7%
      P1...........................................    94.3
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     +  Source: Standard and Poor's
     # Calculated as a percentage of total debt issues.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                     PRINCIPAL      VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 97.7%                      AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ASSET-BACKED COMMERCIAL PAPER -- 22.1%
                       CAFCO, LLC 4.31% due 02/13/06...............................  $275,000    $   273,584
                       Ciesco, LLC 4.36% due 02/17/06*.............................   275,000        273,435
                       Clipper Receivables Co., LLC 4.30% due 01/17/06.............   275,000        274,474
                       Eureka Securitization PLC 4.18% due 01/12/06*...............   250,000        249,681
                       Falcon Asset Securitization Corp. 4.25% due 01/30/06*.......   275,000        274,058
                       Galaxy Funding, Inc. 4.30% due 01/09/06*....................   275,000        274,737
                       Greyhawk Funding, LLC 4.08% due 01/17/06....................   275,000        274,501
                       Park Avenue Receivables Corp. 4.30% due 01/26/06*...........   275,000        274,179
                       Preferred Receivables Funding 4.29% due 01/13/06*...........   275,000        274,607
                       Variable Funding Capital Co., LLC 4.30% due 01/19/06*.......   275,000        274,409
                       Yorktown Capital, LLC 4.24% due 01/09/06....................   275,000        274,741
                                                                                                 ------------
                       TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $2,992,406).......                2,992,406
                                                                                                 ------------
                       CERTIFICATES OF DEPOSIT -- 11.5%
                       Barclays Bank PLC 4.28% due 05/09/06........................   300,000        299,979
                       Credit Suisse New York 4.54% due 10/17/06...................   250,000        250,000
                       HBOS Treasury Services PLC (NY) 4.81% due 12/07/06(3).......   250,000        250,000
                       Wells Fargo Bank NA 4.31% due 02/07/06......................   350,000        350,000
                       Wilmington Trust Co. 3.91% due 02/02/06(3)..................   400,000        400,000
                                                                                                 ------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $1,549,979).............                1,549,979
                                                                                                 ------------
                       COMMERCIAL PAPER -- 52.3%
                       American Express Centurion Bank 4.30% due 01/19/06..........   400,000        400,000
                       Atlantic Industries 4.26% due 01/31/06*.....................   400,000        398,580
                       CBA (Delaware) Finance, Inc. 4.28% due 01/18/06.............   270,000        269,454
                       Danske Corp. 4.28% due 01/17/06.............................   385,000        384,268
                       General Electric Capital Corp. 4.36% due 02/28/06...........   400,000        397,190
                       GlaxoSmithkline Finance PLC 4.31% due 02/13/06*.............   300,000        298,456
                       Holmes Financing PLC, Series 9 1A 4.33% due
                         12/15/06*(1)(4)...........................................   180,000        180,000
                       Lothian Mtgs. PLC, Series 4A 4.37% due 01/24/06.............    75,000         75,000
                       MassMutual Funding, LLC 4.25% due 01/20/06*.................   400,000        399,103
                       Metlife Funding, Inc. 4.34% due 05/01/06....................   400,000        400,000
                       Morgan Stanley 4.43% due 01/04/06...........................   195,000        194,928
                       Mound Financing PLC 4.30% due 11/08/06*(1)(4)...............   158,000        158,000
                       New York Life Capital Corp. 4.30% due 01/06/06..............   301,000        300,820
                       Permanent Financing PLC, Series 7 1A 4.32% due 03/10/06.....   130,000        130,000
                       Permanent Financing PLC, Series 8 1A 4.32% due 06/10/06.....   145,000        145,000
                       Proctor & Gamble Co. 4.07% due 01/20/06.....................   400,000        399,141
                       Province of Quebec 4.26% due 01/30/06*......................   400,000        398,627
                       Shell International Finance BV 4.17% due 01/13/06...........   245,000        244,659
                       Svenska Handelsbanken AB 4.81% due 12/27/06.................   250,000        250,024
                       Toyota Motor Credit Corp. 4.37% due 02/22/06*...............   292,000        290,157
                       Trustees of Columbia University 4.32% due 02/07/06..........   400,000        398,224
                       UBS Finance, LLC 4.18% due 01/12/06.........................   300,000        299,617
                       Westdeutsche Landesbank 3.97% due 07/14/06..................   250,000        250,000
                       Yale University 4.18% due 02/02/06..........................   425,000        423,421
                                                                                                 ------------
                       TOTAL COMMERCIAL PAPER (cost $7,084,669)....................                7,084,669
                                                                                                 ------------

---------------------
    6

                                                                                     PRINCIPAL      VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                   AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.5%
                       Bank of America NA 4.05% due 05/08/06.......................  $250,000    $   250,000
                       Peoples Security Life Insurance Co. 4.33% due 02/01/06(3)...   500,000        500,000
                                                                                                 ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $750,000)............                  750,000
                                                                                                 ------------
                       U.S. GOVERNMENT AGENCIES -- 5.5%
                       Federal Home Loan Bank 4.02% due 08/01/06...................   300,000        300,000
                       Federal National Mtg. Assoc. 3.25% due 07/31/06.............   200,000        199,250
                       Federal National Mtg. Assoc. 4.00% due 08/08/06.............   250,000        249,584
                                                                                                 ------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $748,834)..............                  748,834
                                                                                                 ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $13,125,888)...               13,125,888
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 0.8%
                       --------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $115,000)(2)........................................   115,000        115,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $13,240,888)@                                          97.7%                    13,240,888
                       Other assets less liabilities --                                2.3                        307,830
                                                                                     ------                   ------------
                       NET ASSETS --                                                 100.0%                   $13,548,718
                                                                                     ======                   ============

              -----------------------------
               @ See Note 6 for cost of investments on a tax basis
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $4,018,029 representing 29.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Collateralized Mortgage Obligation
              (2) See Note 2 for details of Joint Repurchase Agreement
              (3) Variable rate security- the rate reflected is as of December
                  31, 2005; maturity date reflects next reset date.
              (4) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO  PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                              (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies......................   46.0%
      U.S. Government Obligations...................   22.3
      Finance.......................................   19.4
      Industrial & Commercial.......................    2.4
      Consumer Staples..............................    1.7
      Municipal Bonds...............................    1.2
      Utilities.....................................    1.0
      Consumer Discretionary........................    0.9
      Healthcare....................................    0.7
      Repurchase Agreement..........................    0.6
      Education.....................................    0.6
      Information Technology........................    0.6
      Foreign Government Bonds......................    0.5
      Materials.....................................    0.5
                                                       -----
                                                       98.4%
                                                       =====

      CREDIT QUALITY+#
      Government -- Agency.........................    48.7%
      Government -- Treasury.......................    22.9
      AAA..........................................    10.8
      AA...........................................     4.5
      A............................................    10.9
      BBB..........................................     0.4
      Not rated@...................................     1.8
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     +  Source: Standard and Poors
     # Calculated as a percentage of total debt issues, excluding short-term investment securities.

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                     INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                      PRINCIPAL         VALUE
                       ASSET-BACKED SECURITIES -- 7.5%                                  AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       FINANCE -- 7.5%
                       Banc of America Commercial Mtg., Inc., Series 2005 6 A4
                         5.18% due 09/10/47(1).....................................  $  2,135,000   $  2,157,332
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2 4.74% due 03/13/40(1).........................     5,000,000      4,888,097
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4 4.68% due 08/13/39(1).........................     5,000,000      4,865,290
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6 4.83% due 11/11/41(1)........................     5,000,000      4,879,210
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% due 01/15/08........................................     4,750,000      4,694,100
                       Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due
                         09/17/07..................................................     1,696,448      1,693,523
                       Centex Home Equity Loan Trust 4.72% due 10/25/31............       840,000        826,843
                       Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55%
                         due 01/20/09..............................................     5,000,000      4,887,050
                       Commercial Mtg., Series 2005-C6 A5A Pass Through 5.12% due
                         06/10/44(1)...............................................     4,650,000      4,635,262
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................     5,000,000      4,641,536
                       Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due
                         01/15/10..................................................     1,775,000      1,757,685
                       Greenwich Capital Commercial Funding Corp., Series 2005 GG5
                         A5 5.22% due 04/10/37(1)..................................     4,650,000      4,670,597
                       Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due
                         11/15/07..................................................     1,142,552      1,134,686
                       J.P. Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDPS A4 5.18% due 12/15/44(1)........................     2,930,000      2,964,779
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% due 03/15/11........................................     2,335,000      2,267,052
                       MBNA Credit Card Master Note Trust, Series 2005-A6 A6 4.50%
                         due 01/15/13..............................................     3,185,000      3,146,175
                       Morgan Stanley Capital I, Series 2005-IQ10 A4A 5.23% due
                         09/15/42(1)...............................................     4,455,000      4,470,832
                       Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79%
                         due 01/15/10..............................................     2,590,000      2,534,154
                       Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7
                         5.12% due 07/15/42(1).....................................     4,650,000      4,631,044
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2
                         2A2 4.56% due 03/25/35(1)(3)..............................     2,560,994      2,513,488
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4
                         2A2 4.53% due 04/25/35(1).................................     2,626,596      2,578,976
                                                                                                    -------------
                       TOTAL ASSET BACKED SECURITIES (cost $71,582,159)............                   70,837,111
                                                                                                    -------------
                       BONDS & NOTES -- 87.7%
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.9%
                       Target Corp. 5.50% due 04/01/07.............................     5,000,000      5,035,580
                       Wal-Mart Stores, Inc. 6.75% due 10/15/23....................     3,000,000      3,477,630
                                                                                                    -------------
                                                                                                       8,513,210
                                                                                                    -------------
                       CONSUMER STAPLES -- 1.1%
                       Gillette Co. 4.13% due 08/30/07.............................     4,990,000      4,933,837
                       Kimberly-Clark Corp. 5.63% due 02/15/12.....................     5,000,000      5,212,590
                                                                                                    -------------
                                                                                                      10,146,427
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88% due
                         02/01/24..................................................  $  5,000,000   $  6,026,250
                                                                                                    -------------
                       FINANCE -- 11.5%
                       Allstate Corp. 5.00% due 08/15/14...........................     3,350,000      3,315,539
                       Ambac Financial Group, Inc. 5.95% due 12/05/35..............     3,250,000      3,328,016
                       American Express Co. 3.75% due 11/20/07.....................     5,000,000      4,908,080
                       Bank of America Corp. 6.25% due 04/15/12....................     5,000,000      5,343,030
                       BB&T Corp. 4.90% due 06/30/17...............................     1,420,000      1,378,124
                       Boeing Capital Corp. 4.75% due 08/25/08.....................     2,995,000      2,986,985
                       Citicorp, Series MTNC 6.75% due 10/15/07....................     5,000,000      5,163,850
                       CS First Boston USA, Inc. 4.88% due 01/15/15................     2,435,000      2,369,457
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......     1,130,000      1,279,362
                       Financing Corp. Series 12, zero coupon due 12/06/13.........     2,050,000      1,404,168
                       Financing Corp. Series 13, zero coupon due 12/27/13.........     1,630,000      1,112,974
                       General Electric Capital Corp., Series MTNA 6.75% due
                         03/15/32..................................................     5,000,000      5,869,255
                       General Reinsurance Corp. 9.00% due 09/12/09................     5,000,000      5,702,990
                       Hartford Life, Inc. 7.38% due 03/01/31......................     5,000,000      6,111,390
                       HSBC Finance Corp. 6.38% due 10/15/11.......................     5,000,000      5,285,385
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................     7,495,000      7,419,383
                       John Deere Capital Corp. 4.88% due 10/15/10.................     2,625,000      2,612,208
                       John Hancock 7.38% due 02/15/24*............................     5,000,000      5,991,280
                       Metlife, Inc. 5.00% due 06/15/15............................     3,300,000      3,236,670
                       Morgan Stanley 5.30% due 03/01/13...........................     5,000,000      5,010,030
                       Postal Square LP 8.95% due 06/15/22.........................     4,118,750      5,272,865
                       Private Export Funding Corp., Series M 5.34% due 03/15/06...     5,000,000      5,006,600
                       Resolution Funding Corp. zero coupon due 04/15/14...........    14,300,000      9,808,199
                       US Bancorp 7.50% due 06/01/26...............................       400,000        491,935
                       US Bank National Assoc. 4.95% due 10/30/14..................     2,700,000      2,671,631
                       Wells Fargo Financial, Inc. 5.50% due 08/01/12..............     5,000,000      5,137,075
                                                                                                    -------------
                                                                                                     108,216,481
                                                                                                    -------------
                       HEALTHCARE -- 0.7%
                       Johnson & Johnson 4.95% due 05/15/33........................     3,000,000      2,925,180
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................     4,000,000      3,980,440
                                                                                                    -------------
                                                                                                       6,905,620
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 2.0%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....     4,120,992      4,500,989
                       First Data Corp. 3.38% due 08/01/08.........................     4,000,000      3,825,236
                       General Dynamics Corp. 2.13% due 05/15/06...................     3,615,000      3,582,812
                       United Parcel Service, Inc. 8.38% due 04/01/20..............     5,000,000      6,588,410
                                                                                                    -------------
                                                                                                      18,497,447
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............     5,000,000      5,426,115
                                                                                                    -------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% due 08/15/07..............................     5,000,000      4,950,575
                                                                                                    -------------
                       MUNICIPAL BONDS -- 1.2%
                       Illinois State General Obligation Taxable Pension 5.10% due
                         06/01/33..................................................     2,860,000      2,824,879
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............     2,800,000      2,651,068
                       Sonoma County, California Pension Obligation, Series A 3.24%
                         due 12/01/08..............................................     3,730,000      3,583,598
                       Wisconsin State General Revenue, Series A 5.70% due
                         05/01/26..................................................     2,500,000      2,643,450
                                                                                                    -------------
                                                                                                      11,702,995
                                                                                                    -------------
                       U.S. GOVERNMENT AGENCIES -- 46.0%
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/35.............     1,037,143        975,779
                       Federal Home Loan Mtg. Corp. 4.50% due 09/01/35.............       717,277        674,838
                       Federal Home Loan Mtg. Corp. 4.50% due 10/01/35.............     4,308,460      4,053,543
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/35.............     2,242,831      2,110,131

---------------------
    10

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal Home Loan Mtg. Corp. 4.50% due 12/01/35.............  $  6,619,286   $  6,227,645
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/35.............    17,952,774     17,380,529
                       Federal Home Loan Mtg. Corp. 5.00% due 12/01/35.............     1,399,054      1,354,459
                       Federal Home Loan Mtg. Corp. 7.50% due 05/01/27.............        12,299         12,934
                       Federal Home Loan Mtg. Corp. 14.75% due 03/01/10............         8,838          9,869
                       Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due
                         04/15/13(2)...............................................    17,825,000     17,217,820
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............       778,450        758,652
                       Federal National Mtg. Assoc. 4.50% due 06/01/19.............       958,677        934,296
                       Federal National Mtg. Assoc. 4.50% due 07/01/19.............     1,095,398      1,067,539
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............     1,807,728      1,761,753
                       Federal National Mtg. Assoc. 4.50% due 11/01/19.............       918,251        894,898
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............     1,903,201      1,854,798
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............       383,631        373,874
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............     3,473,322      3,379,913
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............     1,111,357      1,083,093
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............       492,341        479,100
                       Federal National Mtg. Assoc. 4.50% due 03/01/20.............     2,132,142      2,074,802
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............     2,453,805      2,387,813
                       Federal National Mtg. Assoc. 4.50% due 05/01/20.............       698,130        679,354
                       Federal National Mtg. Assoc. 4.50% due 06/01/20.............       863,928        840,693
                       Federal National Mtg. Assoc. 4.50% due 07/01/20.............       349,682        340,278
                       Federal National Mtg. Assoc. 4.50% due 09/01/35.............    14,890,789     14,023,710
                       Federal National Mtg. Assoc. 4.50% due 12/01/35.............        59,222         55,780
                       Federal National Mtg. Assoc. 5.00% due 01/01/17.............       246,167        243,903
                       Federal National Mtg. Assoc. 5.00% due 02/01/17.............        91,936         91,091
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............     9,935,514      9,845,063
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............     1,426,193      1,413,210
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............       737,575        730,861
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............     1,722,376      1,706,696
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............     1,080,147      1,070,314
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............     2,738,515      2,713,150
                       Federal National Mtg. Assoc. 5.00% due 05/01/18.............       319,735        316,774
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............       350,533        347,310
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............    30,159,437     29,880,114
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............        78,000         77,290
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............       568,648        563,381
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............     3,536,359      3,503,606
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............     2,475,223      2,452,298
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............     9,765,101      9,674,663
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............        20,587         20,399
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............     4,355,902      4,315,560
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............     2,952,611      2,925,266
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............     4,324,178      4,280,179
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............       730,529        723,763
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............     9,286,449      9,191,957
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............     1,509,982      1,495,997
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............     7,505,446      7,429,077
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............       405,343        401,589
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............     6,557,299      6,490,579
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............     7,874,731      7,794,605
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............       951,787        942,102
                       Federal National Mtg. Assoc. 5.00% due 10/01/19.............     2,362,821      2,338,779
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............     2,552,534      2,526,562
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............     3,620,579      3,583,739
                       Federal National Mtg. Assoc. 5.00% due 06/01/33.............       120,467        117,145
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............     2,886,972      2,807,352
                       Federal National Mtg. Assoc. 5.00% due 11/01/33.............       917,484        892,181
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............     6,418,832      6,241,807
                       Federal National Mtg. Assoc. 5.00% due 05/01/34.............     1,744,804      1,694,018
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............       944,406        916,917

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............  $  3,993,217   $  3,876,987
                       Federal National Mtg. Assoc. 5.00% due 07/01/35.............    10,070,023      9,757,432
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............     7,340,377      7,112,519
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............       982,280        951,622
                       Federal National Mtg. Assoc. 5.00% due 09/01/35.............     5,514,917      5,343,726
                       Federal National Mtg. Assoc. 5.00% due 10/01/35.............       868,712        841,745
                       Federal National Mtg. Assoc. 5.00% due 11/01/35.............    20,997,900     20,341,716
                       Federal National Mtg. Assoc. 5.50% due 08/01/35.............     7,907,335      7,831,556
                       Federal National Mtg. Assoc. 5.50% due 10/01/35.............     2,000,199      1,981,031
                       Federal National Mtg. Assoc. 5.50% due 11/01/35.............     3,999,873      3,961,541
                       Federal National Mtg. Assoc. 5.50% due 12/01/35.............       269,002        266,424
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............       363,799        367,239
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............       681,577        688,022
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............     2,880,071      2,907,301
                       Federal National Mtg. Assoc. 6.00% due 12/01/34.............       598,764        604,425
                       Federal National Mtg. Assoc. 6.00% due 01/01/35.............       358,680        362,080
                       Federal National Mtg. Assoc. 6.00% due 02/01/35.............       309,350        312,282
                       Federal National Mtg. Assoc. 6.00% due 04/01/35.............       113,510        114,586
                       Federal National Mtg. Assoc. 6.00% due 04/01/35.............     2,364,471      2,386,828
                       Federal National Mtg. Assoc. 6.00% due 06/01/35.............       145,362        146,740
                       Federal National Mtg. Assoc. 6.00% due 06/01/35.............       352,896        356,232
                       Federal National Mtg. Assoc. 6.00% due 09/01/35.............     4,241,010      4,281,210
                       Federal National Mtg. Assoc. 6.00% due 10/01/35.............       758,966        766,160
                       Federal National Mtg. Assoc. 6.00% due 11/01/35.............       933,476        942,325
                       Federal National Mtg. Assoc. 6.00% due 12/01/35.............       794,534        802,066
                       Government National Mtg. Assoc. 5.00% due 07/15/33..........    11,394,888     11,261,511
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........       812,161        802,654
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........       818,989        809,403
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........       237,484        234,705
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........     1,418,276      1,401,332
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........       756,935        747,891
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........       743,170        734,292
                       Government National Mtg. Assoc. 5.00% due 05/15/34..........        45,660         45,115
                       Government National Mtg. Assoc. 5.00% due 03/15/35..........       321,018        317,005
                       Government National Mtg. Assoc. 5.00% due 09/15/35..........       630,799        622,914
                       Government National Mtg. Assoc. 5.00% due December TBA......       670,000        660,997
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........       301,041        303,445
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........       526,155        530,356
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........       641,296        646,415
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........    10,066,313     10,145,431
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........    14,029,935     14,140,209
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........     9,967,771     10,046,116
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........     1,510,935      1,522,810
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........     1,002,174      1,010,051
                       Government National Mtg. Assoc. 5.50% due 07/15/33..........       124,908        125,890
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........       680,795        686,146
                       Government National Mtg. Assoc. 5.50% due 09/15/33..........     1,933,816      1,949,015
                       Government National Mtg. Assoc. 5.50% due 10/15/33..........       186,109        187,572
                       Government National Mtg. Assoc. 5.50% due 11/15/33..........     1,852,595      1,867,156
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........     1,488,256      1,498,481
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........     1,286,411      1,295,249
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........     7,892,771      7,947,003
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........       363,757        366,257
                       Government National Mtg. Assoc. 5.50% due 05/15/34..........       484,444        487,772
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........     1,171,938      1,179,991
                       Government National Mtg. Assoc. 5.50% due 07/15/34..........       427,853        430,792
                       Government National Mtg. Assoc. 5.50% due 08/15/34..........       139,968        140,930
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........     6,898,839      6,946,244
                       Government National Mtg. Assoc. 5.50% due 10/15/34..........     5,196,637      5,232,344
                       Government National Mtg. Assoc. 6.00% due 03/15/28..........        95,111         97,545

---------------------
    12

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% due 06/15/28..........  $     27,748   $     28,458
                       Government National Mtg. Assoc. 6.00% due 08/15/28..........       126,696        129,938
                       Government National Mtg. Assoc. 6.00% due 09/15/28..........        93,035         95,416
                       Government National Mtg. Assoc. 6.00% due 10/15/28..........       107,306        110,052
                       Government National Mtg. Assoc. 6.00% due 11/15/28..........        28,387         29,114
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........       111,318        114,167
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........       388,637        398,575
                       Government National Mtg. Assoc. 6.00% due 03/15/29..........         7,193          7,376
                       Government National Mtg. Assoc. 6.00% due 04/15/29..........        18,731         19,205
                       Government National Mtg. Assoc. 6.00% due 07/15/31..........         6,856          7,027
                       Government National Mtg. Assoc. 6.00% due 01/15/32..........        95,816         98,225
                       Government National Mtg. Assoc. 6.00% due 02/15/32..........         3,523          3,611
                       Government National Mtg. Assoc. 6.00% due 07/15/32..........        35,845         36,746
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........        54,077         55,437
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........     2,028,718      2,079,733
                       Government National Mtg. Assoc. 6.00% due 11/15/32..........       110,477        113,255
                       Government National Mtg. Assoc. 6.00% due 01/15/33..........        20,746         21,266
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........       227,756        233,468
                       Government National Mtg. Assoc. 6.00% due 03/15/33..........       329,298        337,557
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........       426,271        436,962
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........       305,261        312,917
                       Government National Mtg. Assoc. 6.00% due 12/15/33..........       254,064        260,444
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........        50,996         52,225
                       Government National Mtg. Assoc. 6.00% due 09/15/34..........       982,020      1,005,675
                       Government National Mtg. Assoc. 6.00% due 10/15/34..........       485,233        496,921
                       Government National Mtg. Assoc. 6.50% due 07/15/09..........         8,623          8,840
                       Government National Mtg. Assoc. 6.50% due 04/15/11..........         2,413          2,493
                       Government National Mtg. Assoc. 6.50% due 01/15/12..........        30,684         31,695
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........         9,248          9,554
                       Government National Mtg. Assoc. 6.50% due 10/15/12..........        23,637         24,416
                       Government National Mtg. Assoc. 6.50% due 11/15/12..........        58,362         60,284
                       Government National Mtg. Assoc. 6.50% due 01/15/13..........        21,189         21,891
                       Government National Mtg. Assoc. 6.50% due 05/15/13..........        43,559         45,003
                       Government National Mtg. Assoc. 6.50% due 01/15/14..........       167,385        172,938
                       Government National Mtg. Assoc. 6.50% due 02/15/14..........         8,940          9,237
                       Government National Mtg. Assoc. 6.50% due 03/15/14..........       216,594        223,778
                       Government National Mtg. Assoc. 6.50% due 04/15/14..........       197,802        204,364
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........       349,465        361,057
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........         9,597          9,916
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........        10,603         10,955
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........       380,992        393,632
                       Government National Mtg. Assoc. 6.50% due 10/15/14..........           554            572
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........        10,992         11,510
                       Government National Mtg. Assoc. 6.50% due 06/15/23..........        23,816         24,940
                       Government National Mtg. Assoc. 6.50% due 07/15/23..........        71,472         74,845
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........        49,313         51,640
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       138,892        145,446
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       194,764        203,955
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       309,583        324,193
                       Government National Mtg. Assoc. 6.50% due 03/15/26..........        99,549        104,243
                       Government National Mtg. Assoc. 6.50% due 02/15/27..........        15,352         16,076
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........        14,726         15,421
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       168,904        176,859
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       117,589        123,125
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        74,691         78,217
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       223,958        234,506
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       218,274        228,554
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       416,475        436,083
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........         3,836          4,017
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       505,518        529,319

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........  $    568,036   $    594,782
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       564,234        590,801
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........         3,884          4,067
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       782,965        819,826
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........     1,338,258      1,401,272
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        73,869         77,354
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        41,231         43,174
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       335,245        351,029
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........         1,193          1,249
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        57,709         60,428
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       415,778        435,353
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........         1,146          1,200
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........        21,958         22,977
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........        19,599         20,524
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........        89,778         93,947
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........       106,382        111,322
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........       108,638        113,682
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........       526,635        551,088
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........       156,425        163,689
                       Government National Mtg. Assoc. 6.50% due 01/15/31..........        17,506         18,297
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........        32,528         33,998
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........        12,793         13,374
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       234,516        245,116
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........        43,458         45,431
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       672,186        702,570
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........       389,568        407,209
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........       545,567        570,228
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........       805,351        841,753
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........       385,864        403,304
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........       454,784        475,340
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........       128,911        134,767
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........       700,721        732,395
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........       258,151        269,818
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........     2,115,091      2,210,691
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........       968,104      1,011,594
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........       275,477        287,853
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........       164,842        172,247
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........       376,680        393,602
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........     1,238,404      1,294,037
                       Government National Mtg. Assoc. 6.50% due 01/15/33..........       513,963        537,110
                       Government National Mtg. Assoc. 6.50% due 07/15/34..........        29,735         31,040
                       Government National Mtg. Assoc. 6.50% due 08/15/34..........       484,592        505,870
                       Government National Mtg. Assoc. 6.50% due 11/15/34..........       677,055        706,785
                       Government National Mtg. Assoc. 6.50% due 06/15/35..........     1,162,957      1,215,514
                       Government National Mtg. Assoc. 7.00% due 03/15/09..........         5,194          5,352
                       Government National Mtg. Assoc. 7.00% due 06/15/09..........         7,852          8,091
                       Government National Mtg. Assoc. 7.00% due 09/15/10..........         8,253          8,551
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........        32,247         33,566
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........        58,989         61,402
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........        31,515         32,804
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........        52,302         54,442
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........         1,502          1,564
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........        83,815         87,244
                       Government National Mtg. Assoc. 7.00% due 08/15/11..........        17,296         18,004
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........       109,897        114,393
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........           838            872
                       Government National Mtg. Assoc. 7.00% due 11/15/11..........        26,317         27,393
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       111,332        115,884
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........       202,231        210,952
                       Government National Mtg. Assoc. 7.00% due 12/15/12..........        35,758         37,300

---------------------
    14

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.00% due 11/15/23..........  $      2,226   $      2,344
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........        55,800         58,756
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........        62,352         65,576
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........         9,418          9,906
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........       142,832        150,108
                       Government National Mtg. Assoc. 7.00% due 02/15/28..........       127,206        133,688
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       120,855        127,011
                       Government National Mtg. Assoc. 7.00% due 05/15/28..........       104,568        109,896
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........       114,733        120,578
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........       286,317        300,903
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........       179,790        188,949
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........        56,299         59,167
                       Government National Mtg. Assoc. 7.00% due 10/15/28..........        16,178         17,002
                       Government National Mtg. Assoc. 7.00% due 11/15/28..........       132,474        139,223
                       Government National Mtg. Assoc. 7.00% due 12/15/28..........        27,391         28,787
                       Government National Mtg. Assoc. 7.00% due 03/15/29..........        16,092         16,904
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........        60,343         63,385
                       Government National Mtg. Assoc. 7.00% due 05/15/29..........        49,516         52,013
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........        41,161         43,236
                       Government National Mtg. Assoc. 7.00% due 09/15/29..........       201,609        211,773
                       Government National Mtg. Assoc. 7.00% due 10/15/29..........        57,934         60,855
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........       246,802        259,298
                       Government National Mtg. Assoc. 7.00% due 10/15/31..........        43,975         46,169
                       Government National Mtg. Assoc. 7.00% due 04/15/32..........        58,092         60,986
                       Government National Mtg. Assoc. 7.50% due 09/16/35(2).......     1,581,861      1,669,852
                       Government National Mtg. Assoc. 7.50% due 09/16/35(2).......     2,497,565      2,617,761
                       Government National Mtg. Assoc. 8.00% due 09/15/29..........        15,042         16,107
                       Government National Mtg. Assoc. 8.00% due 10/15/29..........         3,337          3,573
                       Government National Mtg. Assoc. 8.00% due 11/15/29..........        10,571         11,320
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........        60,657         64,955
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........        93,734        100,351
                       Government National Mtg. Assoc. 8.00% due 03/15/30..........         1,104          1,182
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       207,502        222,149
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........        29,300         31,369
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........        51,277         54,896
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........         1,017          1,089
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........        24,031         25,727
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........        38,323         41,028
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........        41,457         44,386
                       Government National Mtg. Assoc. 8.00% due 10/15/30..........        29,687         31,784
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........        20,672         22,132
                       Government National Mtg. Assoc. 8.00% due 12/15/30..........        11,050         11,831
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........       179,533        192,148
                       Government National Mtg. Assoc. 8.00% due 03/15/31..........        69,708         74,607
                       Government National Mtg. Assoc. 10.00% due 01/20/14.........         4,503          4,959
                       Government National Mtg. Assoc. 10.00% due 03/20/14.........         6,860          7,554
                       Government National Mtg. Assoc. 10.00% due 06/20/14.........         2,554          2,812
                       Government National Mtg. Assoc. 10.00% due 07/20/14.........         6,696          7,374
                       Government National Mtg. Assoc. 10.00% due 04/20/16.........        39,759         44,074
                       Government National Mtg. Assoc. 10.00% due 05/20/16.........        17,046         18,896
                       Government National Mtg. Assoc. 10.00% due 08/20/16.........         4,026          4,462
                       Government National Mtg. Assoc. 10.00% due 01/20/17.........        11,678         12,945
                       Government National Mtg. Assoc. 10.00% due 02/20/17.........        22,111         24,510
                       Government National Mtg. Assoc. 10.00% due 03/20/17.........        14,334         15,863
                       Government National Mtg. Assoc. 12.00% due 01/20/16.........           607            672
                       Government National Mtg. Assoc. 12.75% due 07/15/14.........        35,003         38,893
                       Government National Mtg. Assoc. 13.50% due 09/20/14.........         2,279          2,564
                       Tennessee Valley Authority 4.38% due 06/15/15...............    18,800,000     18,217,896
                                                                                                    -------------
                                                                                                     434,853,123
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 22.3%
                       United States Treasury Bonds 6.25% due 08/15/23.............  $ 51,125,000   $ 61,050,458
                       United States Treasury Notes 1.50% due 03/31/06.............       500,000        496,855
                       United States Treasury Notes 2.00% due 05/15/06(5)..........    13,050,000     12,939,884
                       United States Treasury Notes 2.25% due 02/15/07.............    72,050,000     70,330,383
                       United States Treasury Notes 3.50% due 11/15/06.............     5,250,000      5,208,777
                       United States Treasury Notes 3.50% due 02/15/10.............    17,375,000     16,806,247
                       United States Treasury Notes 3.88% due 07/15/10.............    20,550,000     20,137,101
                       United States Treasury Notes 4.25% due 10/15/10.............    24,375,000     24,247,421
                                                                                                    -------------
                                                                                                     211,217,126
                                                                                                    -------------
                       UTILITIES -- 0.3%
                       BellSouth Corp. 6.55% due 06/15/34..........................     3,000,000      3,195,486
                                                                                                    -------------
                       TOTAL BONDS & NOTES (cost $827,067,053).....................                  829,650,855
                                                                                                    -------------
                       FOREIGN BONDS & NOTES -- 2.6%
                       ------------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.6%
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................     5,000,000      5,026,000
                                                                                                    -------------
                       FINANCE -- 0.4%
                       Axa 8.60% due 12/15/30......................................     3,000,000      4,009,035
                                                                                                    -------------
                       FOREIGN GOVERNMENT BONDS -- 0.5%
                       Province of British Columbia 4.63% due 10/03/06.............     5,000,000      4,998,545
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*..........     3,586,854      3,693,348
                                                                                                    -------------
                       UTILITIES -- 0.7%
                       Hydro-Quebec, Series HY 8.40% due 01/15/22..................     5,000,000      6,741,255
                                                                                                    -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $21,853,586)..............                   24,468,183
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $920,502,798)...                  924,956,749
                                                                                                    -------------

---------------------
    16

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 0.6%                                     AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement(4)(6)
                         (cost $5,050,000).........................................  $  5,050,000   $  5,050,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $925,552,798)@                          98.4%                      930,006,749
                       Other assets less liabilities --                 1.6                        15,494,205
                                                                      ------                     -------------
                       NET ASSETS --                                  100.0%                     $945,500,954
                                                                      ======                     =============

              -----------------------------

                        *   Securities exempt from registration under Rule 144A of the
                            Securities Act of 1933. These securities may be sold in
                            transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $9,684,628
                            representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
                        @   See Note 5 for cost of investments on a tax basis
                       (1)  Commercial Mortgage-Backed Security
                       (2)  Collateralized Mortgage Obligation
                       (3)  Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The
                            rate reflected is as of December 31, 2005.
                       (4)  See Note 2 for details of Joint Repurchase Agreement
                       (5)  The security or a portion thereof represents collateral for open futures contracts.
                       (6)  The security or a portion thereof represents collateral for
                            TBA's.
                       TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date.
                           The actual principal and maturity date will be determined
                           upon settlement date.
                       Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are
                       periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                    UNREALIZED
                        NUMBER OF                                    EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                        CONTRACTS             DESCRIPTION               DATE     TRADE DATE    DECEMBER 31 2005   (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------------
                       96    Short  US Treasury 10 Yr Note.........  March 2006  $10,465,688     $10,503,000        $(37,312)
                                                                                                                    =========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO  PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                          (UNAUDITED)

INDUSTRY ALLOCATION*

      U.S. Government Agencies......................   17.1%
      Finance.......................................   14.7
      Healthcare....................................    9.9
      Information Technology........................    9.8
      Industrial & Commercial.......................    8.1
      Energy........................................    7.5
      Information & Entertainment...................    6.1
      Real Estate...................................    5.2
      Consumer Staples..............................    4.1
      Consumer Discretionary........................    4.0
      Repurchase Agreement..........................    3.4
      Materials.....................................    2.8
      Utilities.....................................    2.7
      U.S. Government Obligations...................    2.5
      Foreign Government Bonds......................    0.8
      Registered Investment Company.................    0.3
      Education.....................................    0.5
                                                       -----
                                                       99.5%
                                                       =====

    -------------------
     * Calculated as a percentage of net assets.

---------------------
    18

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO         INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 63.5%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.0%
                       Apparel & Textiles -- 0.3%
                       Columbia Sportswear Co.+....................................        2,300   $    109,779
                       Jones Apparel Group, Inc. ..................................       12,500        384,000
                       NIKE, Inc., Class B.........................................        9,200        798,468
                       Rocky Shoes & Boots, Inc. ..................................        6,700        163,212
                       Automotive -- 0.8%
                       Accuride Corp. .............................................       11,700        150,930
                       Copart, Inc. ...............................................        4,000         92,240
                       Magna International, Inc., Class A..........................        8,400        604,632
                       PACCAR, Inc. ...............................................       36,225      2,507,857
                       Toyota Motor Corp. Sponsored ADR............................        2,500        261,550
                       Housing & Household Durables -- 0.2%
                       D.R. Horton, Inc. ..........................................        8,533        304,884
                       KB Home Corp. ..............................................        2,000        145,320
                       Monaco Coach Corp. .........................................       14,600        194,180
                       Simpson Manufacturing Co., Inc. ............................        9,000        327,150
                       Retail -- 2.7%
                       Blockbuster, Inc., Class A..................................       16,300         61,125
                       Blue Nile, Inc.+............................................        1,800         72,558
                       Childrens Place Retail Stores, Inc. ........................        3,800        187,796
                       Costco Wholesale Corp. .....................................       44,200      2,186,574
                       Federated Department Stores, Inc. ..........................        3,551        235,544
                       Gap, Inc. ..................................................       67,000      1,181,880
                       Kohl's Corp.+...............................................       40,000      1,944,000
                       Movie Gallery, Inc. ........................................       45,600        255,816
                       Nordstrom, Inc. ............................................       33,900      1,267,860
                       Restoration Hardware, Inc.+.................................        1,000          6,020
                       Tiffany & Co. ..............................................       36,400      1,393,756
                       Wal-Mart Stores, Inc. ......................................       66,400      3,107,520
                                                                                                   -------------
                                                                                                     17,944,651
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.9%
                       Food, Beverage & Tobacco -- 1.9%
                       Altria Group, Inc. .........................................        6,600        493,152
                       Anheuser-Busch Cos, Inc. ...................................        6,100        262,056
                       Connors Bros. Income Fund(1)................................       22,700        209,728
                       Dean Foods Co.+.............................................        2,700        101,682
                       Diageo PLC Sponsored ADR....................................        9,400        548,020
                       Fresh Del Monte Produce, Inc. ..............................        8,200        186,714
                       Hershey Foods Corp. ........................................       12,000        663,000
                       Kroger Co.+.................................................       98,100      1,852,128
                       PepsiCo, Inc. ..............................................       63,900      3,775,212
                       The J.M. Smucker Co. .......................................        5,700        250,800
                       Household & Personal Products -- 2.0%
                       Aaron Rents, Inc. ..........................................        8,100        170,748
                       Central Garden & Pet Co.+...................................        3,100        142,414
                       Clorox Co. .................................................        6,300        358,407
                       Colgate Palmolive Co. ......................................       11,100        608,835
                       Estee Lauder Cos., Inc., Class A............................       32,800      1,098,144
                       HNI Corp. ..................................................       11,000        604,230

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household & Personal Products (continued)
                       Jarden Corp.+...............................................        5,700   $    171,855
                       Kimberly-Clark Corp. .......................................       27,400      1,634,410
                       Lenox Group, Inc. ..........................................       17,000        225,080
                       Procter & Gamble Co. .......................................       65,300      3,779,564
                       Oil & Gas -- 0.0%
                       B&G Foods, Inc. ............................................        9,200        133,584
                                                                                                   -------------
                                                                                                     17,269,763
                                                                                                   -------------
                       EDUCATION -- 0.5%
                       Education -- 0.5%
                       Apollo Group, Inc., Class A+................................       40,000      2,418,400
                                                                                                   -------------
                       ENERGY -- 6.9%
                       Energy Services -- 4.4%
                       Baker Hughes, Inc. .........................................       14,500        881,310
                       Constellation Energy Group..................................        4,000        230,400
                       Enbridge, Inc...............................................        1,700         53,159
                       ENSCO International, Inc. ..................................       42,000      1,862,700
                       Enterprise Products Partners LP.............................        3,100         74,431
                       FPL Group, Inc. ............................................       59,300      2,464,508
                       GlobalSantaFe Corp. ........................................       85,400      4,112,010
                       Kinder Morgan Energy Partners, LP...........................        2,000         95,640
                       Murphy Oil Corp. ...........................................        7,700        415,723
                       Nabors Industries, Ltd.+....................................       26,400      1,999,800
                       Pinnacle West Capital Corp. ................................       47,600      1,968,260
                       Schlumberger, Ltd. .........................................       37,800      3,672,270
                       Sempra Energy...............................................        1,100         49,324
                       Tesoro Petroleum Corp.+.....................................        3,400        209,270
                       Tidewater, Inc. ............................................       11,500        511,290
                       Valero Energy Corp. ........................................       19,564      1,009,502
                       Energy Sources -- 2.5%
                       Apache Corp. ...............................................        4,400        301,488
                       Berry Petroleum Co., Class A................................        1,400         80,080
                       BP PLC Sponsored ADR........................................       42,100      2,703,662
                       Chevron Corp. ..............................................       31,723      1,800,915
                       Cimarex Energy Co.+.........................................       12,500        537,625
                       Comstock Resources, Inc.+...................................        5,200        158,652
                       ConocoPhillips..............................................        6,480        377,006
                       EnCana Corp. ...............................................        5,600        252,896
                       Encore Aquisition Co.+......................................        4,000        128,160
                       Enerplus Resources Fund.....................................        3,100        133,873
                       Exxon Mobil Corp. ..........................................       48,400      2,718,628
                       Harvest Energy Trust(1).....................................        5,900        193,410
                       Headwaters, Inc.+...........................................        2,600         92,144
                       Marathon Oil Corp. .........................................        1,800        109,746
                       National Oilwell Varco, Inc. ...............................        7,000        438,900
                       Noble Energy, Inc. .........................................       12,900        519,870
                       Occidental Petroleum Corp. .................................        4,400        351,472
                       St. Mary Land & Exploration Co. ............................        3,700        136,197
                       Tri-Union Development Corp.+*(2)(3).........................          295              3
                       Tribo Petroleum Corp., Class A+*(2)(3)......................          500              5
                       Vermilion Energy Trust(1)...................................        8,500        212,774
                       Zargon Energy Trust(1)......................................        2,600         71,014
                                                                                                   -------------
                                                                                                     30,928,117
                                                                                                   -------------

---------------------
    20

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 11.6%
                       Banks -- 4.4%
                       Bank of America Corp. ......................................      113,898   $  5,256,393
                       Banner Corp. ...............................................        4,830        150,696
                       Capital Corp. of the West...................................        4,740        153,813
                       City National Corp. ........................................        3,500        253,540
                       Dime Community Bancorp, Inc. ...............................        9,600        140,256
                       East-West Bancorp, Inc. ....................................        8,669        316,332
                       Greater Bay Bancorp.........................................        6,200        158,844
                       North Fork Bancorp., Inc. ..................................       86,304      2,361,278
                       Oriental Financial Group, Inc. .............................       14,160        175,018
                       Pacific Capital Bancorp.....................................        1,966         69,950
                       Suntrust Banks, Inc. .......................................        1,800        130,968
                       TCF Financial Corp. ........................................       59,900      1,625,686
                       U.S. Bancorp................................................       33,400        998,326
                       UCBH Holdings, Inc. ........................................        4,300         76,884
                       USB Holding Co., Inc. ......................................        5,537        119,931
                       Wachovia Corp. .............................................       44,800      2,368,128
                       Washington Federal, Inc. ...................................       49,059      1,127,866
                       Wells Fargo & Co. ..........................................       66,465      4,175,996
                       Financial Services -- 3.6%
                       A.G. Edwards, Inc. .........................................       10,900        510,774
                       Allied Capital Corp. .......................................       11,500        337,755
                       Capital One Financial Corp. ................................        5,000        432,000
                       Charles Schwab Corp. .......................................       26,500        388,755
                       Citigroup, Inc. ............................................       87,000      4,222,110
                       Countrywide Financial Corp. ................................        8,600        294,034
                       Fifth Third Bancorp.........................................        6,900        260,268
                       Franklin Resources, Inc. ...................................       10,400        977,704
                       Freddie Mac.................................................       40,000      2,614,000
                       J.P. Morgan Chase & Co. ....................................       93,300      3,703,077
                       Lincoln National Corp. .....................................        1,000         53,030
                       Mellon Financial Corp. .....................................        9,000        308,250
                       Morgan Stanley..............................................        8,700        493,638
                       Piper Jaffray Cos., Inc.+...................................          400         16,160
                       PNC Financial Services Group, Inc. .........................        3,400        210,222
                       Prudential Financial, Inc. .................................        2,000        146,380
                       T. Rowe Price Group, Inc. ..................................        5,300        381,759
                       The Goldman Sachs Group, Inc. ..............................        3,300        421,443
                       United PanAm Financial Corp.+...............................        1,200         31,044
                       Insurance -- 3.6%
                       ACE, Ltd. ..................................................       57,100      3,051,424
                       AFLAC, Inc. ................................................       20,100        933,042
                       Allstate Corp. .............................................      105,500      5,704,385
                       Ambac Financial Group, Inc. ................................        5,400        416,124
                       Fidelity National Financial, Inc. ..........................       47,028      1,730,160
                       Fidelity National Title Group, Inc., Class A................       10,197        248,297
                       HCC Insurance Holdings, Inc. ...............................       34,150      1,013,572
                       Marsh & McLennan Cos., Inc. ................................       10,000        317,600
                       Max Re Capital Ltd. ........................................        9,200        238,924
                       MetLife, Inc. ..............................................        5,400        264,600
                       MGIC Investment Corp. ......................................        7,301        480,552
                       Navigators Group, Inc.+.....................................        5,100        222,411
                       PMI Group, Inc. ............................................        6,435        264,285
                       SAFECO Corp. ...............................................        1,300         73,450
                       Safety Insurance Group, Inc. ...............................        3,900        157,443
                       StanCorp Financial Group, Inc. .............................       10,000        499,500
                       State Auto Financial Corp. .................................        3,800        138,548

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Stewart Information Services Corp. .........................        4,200   $    204,414
                       United Fire & Casualty Co. .................................        4,800        194,064
                                                                                                   -------------
                                                                                                     51,615,103
                                                                                                   -------------
                       HEALTHCARE -- 9.0%
                       Drugs -- 3.9%
                       Abbott Laboratories.........................................       10,350        408,100
                       Allergan, Inc. .............................................        4,100        442,636
                       AmerisourceBergen Corp. ....................................        5,000        207,000
                       Amgen, Inc.+................................................        6,800        536,248
                       Amylin Pharmaceuticals, Inc.+...............................        1,900         75,848
                       Andrx Corp.+................................................        4,500         74,115
                       AstraZeneca PLC Sponsored ADR...............................        5,800        281,880
                       Bradley Pharmaceuticals, Inc.+..............................       18,500        175,750
                       Bristol-Myers Squibb Co. ...................................       39,000        896,220
                       Cardinal Health, Inc. ......................................       51,400      3,533,750
                       CV Therapeutics, Inc. ......................................        4,300        106,339
                       Dendreon Corp.+.............................................        7,700         41,734
                       Eden Bioscience Corp.+......................................        8,100          4,698
                       Eli Lilly & Co. ............................................        4,900        277,291
                       Express Scripts, Inc.+......................................       12,400      1,039,120
                       Gene Logic, Inc.+...........................................       21,900         73,365
                       GlaxoSmithKline PLC Sponsored ADR...........................        3,700        186,776
                       ICOS Corp.+.................................................        4,600        127,098
                       Lannett Co., Inc.+..........................................       13,000         95,680
                       Mylan Laboratories, Inc. ...................................       38,800        774,448
                       Pfizer, Inc. ...............................................      117,500      2,740,100
                       Roche Holding AG Ltd. Sponsored ADR.........................        3,600        269,460
                       Teva Pharmaceutical Industries, Ltd., Sponsored ADR.........      106,600      4,584,866
                       Watson Pharmaceuticals, Inc.+...............................        6,800        221,068
                       Wyeth.......................................................        6,800        313,276
                       Health Services -- 2.0%
                       Amn Healthcare Services, Inc. ..............................        2,400         47,472
                       Caremark Rx, Inc.+..........................................        3,000        155,370
                       Covance, Inc.+..............................................       28,100      1,364,255
                       Davita, Inc. ...............................................        3,400        172,176
                       HCA, Inc. ..................................................       17,000        858,500
                       Health Net, Inc.+...........................................        1,300         67,015
                       IMS Health, Inc. ...........................................       48,801      1,216,121
                       Kindred Healthcare, Inc.+...................................        7,300        188,048
                       Molina Healthcare, Inc. ....................................        4,000        106,560
                       Neurocrine Biosciences, Inc.+...............................        2,000        125,460
                       Omnicare, Inc. .............................................       21,600      1,235,952
                       ResMed, Inc.+...............................................        5,500        210,705
                       Universal Health Services, Inc., Class B....................       12,600        588,924
                       VCA Antech, Inc.+...........................................        5,713        161,107
                       Weight Watchers International, Inc.+........................       19,500        963,885
                       Wellpoint, Inc.+............................................       15,000      1,196,850
                       Medical Products -- 3.1%
                       Affymetrix, Inc.+...........................................        1,200         57,300
                       Applied Biosystems Group -- Applera Corp. ..................        3,700         98,272
                       Baxter International, Inc. .................................       45,600      1,716,840
                       Becton Dickinson & Co. .....................................       21,700      1,303,736
                       Cooper Cos., Inc. ..........................................          200         10,260
                       Edwards Lifesciences Corp.+.................................       11,000        457,710
                       Genentech, Inc.+............................................        4,400        407,000
                       INAMED Corp. ...............................................        1,000         87,680
                       Johnson & Johnson...........................................       74,600      4,483,460

---------------------
    22

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Martek Biosciences Corp. ...................................        1,600   $     39,376
                       McKesson Corp. .............................................        2,500        128,975
                       Medtronic, Inc. ............................................       66,300      3,816,891
                       Mentor Corp. ...............................................          600         27,648
                       OraSure Technologies, Inc.+.................................       17,600        155,232
                       SonoSite, Inc.+.............................................       13,000        455,130
                       Stryker Corp. ..............................................          700         31,101
                       Sybron Dental Specialties, Inc. ............................        1,700         67,677
                       Varian Medical Systems, Inc.+...............................        7,700        387,618
                       Zimmer Holdings, Inc.+......................................        1,700        114,648
                                                                                                   -------------
                                                                                                     39,991,820
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.6%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................       53,400      3,750,816
                       DRS Technologies, Inc.+.....................................        4,000        205,680
                       General Dynamics Corp. .....................................        1,200        136,860
                       Lockheed Martin Corp. ......................................       27,000      1,718,010
                       Northrop Grumman Corp. .....................................       11,800        709,298
                       Business Services -- 1.7%
                       Acxiom Corp. ...............................................       12,600        289,800
                       Allied Waste Industries, Inc. ..............................       22,200        194,028
                       Automatic Data Processing, Inc. ............................        4,700        215,683
                       Building Materials Holding Corp. ...........................        1,800        122,778
                       Convergys Corp.+............................................        3,900         61,815
                       Fair Issac Corp. ...........................................        6,850        302,565
                       First Data Corp. ...........................................       94,100      4,047,241
                       Getty Images, Inc.+.........................................        5,000        446,350
                       Griffon Corp.+..............................................        5,800        138,098
                       Jacobs Engineering Group, Inc.+.............................        5,800        393,646
                       Republic Services, Inc. ....................................       13,800        518,190
                       Robert Half International, Inc. ............................        7,600        287,964
                       Waste Management, Inc. .....................................       14,000        424,900
                       Electrical Equipment -- 0.3%
                       Rockwell Automation, Inc. ..................................       23,500      1,390,260
                       Machinery -- 0.7%
                       CARBO Ceramics, Inc. .......................................        1,200         67,824
                       Cascade Corp. ..............................................        3,500        164,185
                       Caterpillar, Inc. ..........................................       26,000      1,502,020
                       Federal Signal Corp. .......................................       15,700        235,657
                       Lincoln Electric Holdings, Inc. ............................       15,000        594,900
                       New Flyer Industries, Inc. .................................       37,700        304,856
                       Teleflex, Inc. .............................................        5,800        376,884
                       UNOVA, Inc. ................................................        1,200         40,560
                       Multi-Industry -- 2.7%
                       3M Co. .....................................................        7,400        573,500
                       Avery Dennison Corp. .......................................          600         33,162
                       Dionex Corp.+...............................................        5,400        265,032
                       Dover Corp. ................................................        9,800        396,802
                       General Electric Co. .......................................      123,300      4,321,665
                       Honeywell International, Inc. ..............................       88,700      3,304,075
                       Tyco International, Ltd. ...................................      117,000      3,376,620
                       Transportation -- 0.7%
                       A/S Dampskibsselskabet Torm ADR.............................        3,800        183,844
                       Expeditors International of Washington, Inc. ...............        7,600        513,076

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       Genesee & Wyoming, Inc., Class A+...........................        4,200   $    157,710
                       Granite Construction, Inc. .................................        1,340         48,119
                       Greenbrier Cos., Inc. ......................................        8,000        227,200
                       Johnson Controls, Inc. .....................................        8,000        583,280
                       OMI Corp. ..................................................        6,900        125,235
                       Tenneco Automotive, Inc. ...................................       12,800        251,008
                       Union Pacific Corp. ........................................        6,200        499,162
                       United Parcel Service, Inc., Class B........................        7,100        533,565
                                                                                                   -------------
                                                                                                     34,033,923
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.9%
                       Broadcasting & Media -- 1.3%
                       Clear Channel Communications, Inc.+.........................        4,100        128,945
                       Comcast Corp., Class A+.....................................       47,014      1,220,484
                       Comcast Corp., Special Class A+.............................       48,200      1,238,258
                       Gannett Co., Inc. ..........................................        4,200        254,394
                       McClatchy Co., Class A......................................        1,400         82,740
                       Time Warner, Inc.+..........................................       16,800        292,992
                       Univision Communications, Inc., Class A+....................       13,200        387,948
                       Viacom, Inc., Class A.......................................       21,700        710,892
                       Viacom, Inc., Class B.......................................       38,000      1,238,800
                       Walt Disney Co. ............................................       11,100        266,067
                       Entertainment Products -- 0.4%
                       Knight-Ridder, Inc. ........................................        4,000        253,200
                       Mattel, Inc. ...............................................       78,900      1,248,198
                       RC2 Corp.+..................................................        4,200        149,184
                       Readers Digest Association, Inc. ...........................       11,300        171,986
                       Leisure & Tourism -- 2.2%
                       Alaska Air Group, Inc.+.....................................       20,800        742,976
                       Ambassadors Group, Inc. ....................................        2,200         50,358
                       AMR Corp.+..................................................       38,400        853,632
                       Carmike Cinemas, Inc. ......................................        2,700         68,472
                       Carnival Corp. .............................................       82,300      4,400,581
                       Cathay Pacific Airways, Ltd. ...............................        4,000         34,400
                       Continental Airlines, Inc., Class B+........................       28,200        600,660
                       Harrah's Entertainment, Inc. ...............................        2,200        156,838
                       Hilton Hotels Corp. ........................................       13,200        318,252
                       McDonald's Corp. ...........................................       17,300        583,356
                       Papa John's International, Inc.+............................        3,100        183,861
                       Red Lion Hotels Corp. ......................................       25,800        230,910
                       Starbucks Corp.+............................................       16,500        495,165
                       Yum! Brands, Inc. ..........................................       23,000      1,078,240
                                                                                                   -------------
                                                                                                     17,441,789
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 8.4%
                       Communication Equipment -- 0.2%
                       Nokia Oyj Sponsored ADR.....................................       38,800        710,040
                       Polycom, Inc.+..............................................        2,100         32,130
                       Computers & Business Equipment -- 1.8%
                       Advanced Digital Information Corp.+.........................       20,000        195,800
                       Apple Computer, Inc.+.......................................          600         43,134
                       Diebold, Inc. ..............................................       14,000        532,000
                       Electronics for Imaging, Inc.+..............................       13,400        356,574
                       Geac Computer Corp., Ltd.+..................................        7,480         81,532
                       Hewlett-Packard Co. ........................................      107,200      3,069,136
                       InFocus Corp.+..............................................        1,100          4,411
                       International Business Machines Corp. ......................       44,600      3,666,120

---------------------
    24

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       RadiSys Corp.+..............................................        7,300   $    126,582
                       Synopsys, Inc.+.............................................        4,800         96,288
                       Electronics -- 2.1%
                       Applied Materials, Inc.+....................................        5,900        105,846
                       Arrow Electronics, Inc.+....................................        9,200        294,676
                       Axcelis Technologies, Inc.+.................................       33,200        158,364
                       Bel Fuse, Inc. .............................................        4,400        139,920
                       Credence Systems Corp.+.....................................       26,300        183,048
                       Cubic Corp. ................................................        8,100        161,676
                       Electro Scientific Industries, Inc.+........................        6,000        144,900
                       FEI Co.+....................................................        5,000         95,850
                       Freescale Semiconductor, Inc.+..............................       10,587        266,475
                       Hutchinson Technology, Inc.+................................        8,000        227,600
                       Intel Corp. ................................................      155,600      3,883,776
                       KLA-Tencor Corp.+...........................................        2,000         98,660
                       Lattice Semiconductor Corp.+................................       18,700         80,784
                       Lecroy Corp. ...............................................       11,500        175,835
                       LSI Logic Corp.+............................................        8,200         65,600
                       Maxim Integrated Products, Inc. ............................          900         32,616
                       Mentor Graphics Corp. ......................................        1,500         15,510
                       Microchip Technology, Inc. .................................       78,750      2,531,812
                       Novellus Systems, Inc.+.....................................          800         19,296
                       NVIDIA Corp. ...............................................          600         21,936
                       OmniVision Technologies, Inc.+..............................        1,100         21,956
                       Pixelworks, Inc.+...........................................       18,900         96,012
                       Qlogic Corp. ...............................................        1,400         45,514
                       Samsung Electronics Co., Ltd. GDR+*.........................          900        296,550
                       Tektronix, Inc. ............................................        9,000        253,890
                       Trimble Navigation, Ltd.+...................................        1,600         56,784
                       TriQuint Semiconductor, Inc.+...............................       13,700         60,965
                       Internet Content -- 0.1%
                       Art Technology Group, Inc.+.................................       94,575        185,367
                       Google, Inc., Class A.......................................          200         82,972
                       SupportSoft, Inc.+..........................................        2,000          8,440
                       Symantec Corp.+.............................................        4,200         73,500
                       WatchGuard Technologies, Inc.+..............................       15,700         58,090
                       Yahoo!, Inc.+...............................................        2,200         86,196
                       Software -- 2.5%
                       Actuate Corp.+..............................................       14,200         44,588
                       Adobe Systems, Inc. ........................................       11,508        425,336
                       BMC Software, Inc.+.........................................       18,000        368,820
                       Computer Associates International, Inc. ....................      103,300      2,912,027
                       Electronic Arts, Inc.+......................................        2,300        120,313
                       Microsoft Corp. ............................................      199,700      5,222,155
                       Network Appliance, Inc.+....................................       46,500      1,255,500
                       Portalplayer, Inc. .........................................        4,900        138,768
                       Quest Software, Inc.+.......................................       10,400        151,736
                       RealNetworks, Inc. .........................................       19,800        153,648
                       Siebel Systems, Inc.+.......................................        4,900         51,842
                       Sybase, Inc.+...............................................        4,000         87,440
                       Webex Communications........................................        1,800         38,934
                       Telecommunications -- 1.7%
                       ALLTEL Corp. ...............................................        7,100        448,010
                       Asia Satellite Telecommunication Holdings, Ltd., Sponsored
                         ADR.......................................................       10,400        176,280
                       AT&T, Inc. .................................................       96,700      2,368,183
                       Cisco Systems, Inc.+........................................       19,100        326,992

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Harris Corp. ...............................................       20,000   $    860,200
                       Motorola, Inc. .............................................      110,000      2,484,900
                       Nextel Partners, Inc., Class A+.............................       13,600        379,984
                       United States Cellular Corp.+...............................        2,600        128,440
                       USA Mobility, Inc.+.........................................        8,500        235,620
                       Verizon Communications, Inc. ...............................        5,900        177,708
                                                                                                   -------------
                                                                                                     37,501,587
                                                                                                   -------------
                       MATERIALS -- 2.5%
                       Chemicals -- 0.7%
                       Cabot Corp. ................................................        7,300        261,340
                       Dow Chemical Co. ...........................................       10,900        477,638
                       du Pont (E.I.) de Nemours and Co. ..........................       24,500      1,041,250
                       Giant Industries, Inc. .....................................        1,300         67,548
                       Lubrizol Corp. .............................................       11,500        499,445
                       Symyx Technologies, Inc. ...................................        2,000         54,580
                       Valspar Corp. ..............................................       23,000        567,410
                       Forest Products -- 0.4%
                       Plum Creek Timber Co., Inc. ................................       24,400        879,620
                       Temple-Inland, Inc. ........................................        4,100        183,885
                       Weyerhaeuser Co. ...........................................        8,600        570,524
                       Metals & Minerals -- 1.4%
                       Alcan, Inc. ................................................        3,300        135,135
                       Alcoa, Inc. ................................................       91,000      2,690,870
                       Cemex SA de CV, Sponsored ADR...............................       14,100        836,553
                       Century Aluminum Co.+.......................................        7,900        207,059
                       Inmet Mining Corp. .........................................        5,800        147,189
                       Kingsgate Consolidated, Ltd. ...............................      100,300        338,238
                       Metal Management, Inc. .....................................       11,400        265,164
                       Minara Resources Ltd. ......................................      168,300        233,807
                       Oregon Steel Mills, Inc.+...................................        9,500        279,490
                       Peabody Energy Corp. .......................................        4,900        403,858
                       Precision Castparts Corp. ..................................        3,900        202,059
                       Randgold Resources, Ltd. ADR+...............................       16,700        269,371
                       Schnitzer Steel Industries, Inc., Class A...................       10,450        319,665
                       Suburban Propane Partners LP(1).............................        3,200         83,872
                       United States Steel Corp. ..................................        2,500        120,175
                                                                                                   -------------
                                                                                                     11,135,745
                                                                                                   -------------
                       REAL ESTATE -- 4.3%
                       Real Estate Companies -- 0.0%
                       St. Joe Co. ................................................        1,900        127,718
                       Real Estate Investment Trusts -- 4.3%
                       Alexandria Real Estate Equities, Inc. ......................        7,900        635,950
                       AMB Property Corp. .........................................       19,200        944,064
                       AvalonBay Communities, Inc. ................................        8,400        749,700
                       Boston Properties, Inc. ....................................        5,000        370,650
                       CarrAmerica Realty Corp. ...................................        7,900        273,577
                       Commercial Net Lease Realty.................................       12,700        258,699
                       Corporate Office Properties Trust...........................       17,000        604,180
                       Developers Diversified Realty Corp. ........................       15,000        705,300
                       Duke Realty Corp. ..........................................       11,300        377,420
                       EastGroup Properties, Inc. .................................        4,000        180,640
                       Entertainment Properties Trust..............................        9,900        403,425
                       Equity Inns, Inc. ..........................................       32,200        436,310
                       Equity One, Inc. ...........................................        7,000        161,840
                       Equity Residential..........................................       25,800      1,009,296

---------------------
    26

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Essex Property Trust, Inc. .................................        1,300   $    119,860
                       General Growth Properties, Inc. ............................       26,400      1,240,536
                       Global Signal, Inc. ........................................        4,400        189,904
                       Health Care Property Investors, Inc. .......................       57,515      1,470,083
                       Healthcare Realty Trust, Inc. ..............................        8,900        296,103
                       Hospitality Properties Trust................................        7,300        292,730
                       Host Marriott Corp. ........................................       23,000        435,850
                       iStar Financial, Inc. ......................................        5,800        206,770
                       Kimco Realty Corp. .........................................       21,200        680,096
                       Macerich Co. ...............................................       11,800        792,252
                       Nationwide Health Properties, Inc. .........................       41,100        879,540
                       Pan Pacific Retail Properties, Inc. ........................        6,400        428,096
                       ProLogis....................................................       18,900        883,008
                       Public Storage, Inc. .......................................        8,900        602,708
                       Redwood Trust, Inc. ........................................        8,000        330,080
                       Simon Property Group, Inc. .................................       12,100        927,223
                       SL Green Realty Corp. ......................................        6,400        488,896
                       Sovran Self Storage, Inc. ..................................        1,900         89,243
                       United Dominion Realty Trust, Inc. .........................       18,600        435,984
                       Vornado Realty Trust........................................        7,300        609,331
                       Weingarten Realty Investors.................................        8,700        328,947
                       Winston Hotels, Inc. .......................................        9,400         93,060
                                                                                                   -------------
                                                                                                     19,059,069
                                                                                                   -------------
                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.8%
                       Dominion Resources, Inc. ...................................        1,700        131,240
                       NiSource, Inc. .............................................       58,800      1,226,568
                       Southern Co. ...............................................       64,000      2,209,920
                       Telephone -- 0.1%
                       Bellsouth Corp. ............................................       21,700        588,070
                                                                                                   -------------
                                                                                                      4,155,798
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $241,243,562)......................                 283,495,765
                                                                                                   -------------

                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.7%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 1.7%
                       Bank of America Mtg. Securities, Inc., Series 2004-4 2A1
                         5.50% due 05/25/34(4).....................................  $ 1,392,069      1,379,037
                       Countrywide Home Loans, Series 2003-13T1 A1 4.00% due
                         08/25/33(4)...............................................      399,965        391,524
                       Countrywide Home Loans, Series 2003-20 A1 5.00% due
                         11/25/18(4)...............................................      973,676        957,866
                       Countrywide Home Loans, Series 2004-4 A5 5.25% due
                         05/25/34(4)...............................................    1,500,000      1,474,178
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2003-8 1A1 5.75% due 04/25/33(4)..........................    1,154,111      1,148,125
                       Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)...    1,718,000      1,740,884
                       WFS Financial Owner Trust, Series 2004-3 A4 3.93% due
                         01/17/06..................................................      250,000        244,676
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $7,586,578).............                   7,336,290
                                                                                                   -------------
                       BONDS & NOTES -- 29.7%
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.2%
                       Fred Meyer, Inc. 7.45% due 03/01/08.........................      800,000        833,585
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.2%
                       Covanta Energy Corp. Escrow 9.25% due 03/01/22 +(2)(3)......  $ 1,500,000   $          0
                       Hanover Compressor Co. 4.75% due 03/15/08...................      750,000        712,500
                                                                                                   -------------
                                                                                                        712,500
                                                                                                   -------------
                       FINANCE -- 1.4%
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........      750,000        732,187
                       CIT Group, Inc. 7.38% due 04/02/07..........................      500,000        514,563
                       Citigroup, Inc. 5.00% due 09/15/14..........................    1,180,000      1,161,539
                       DVI, Inc. 9.88% due 02/01/04+(2)(6)(8)......................    1,450,000        145,000
                       Fifth Third Bankcorp. 2.70% due 01/30/07....................      250,000        244,780
                       Jefferies Group, Inc. 7.75% due 03/15/12....................      500,000        555,993
                       Legg Mason, Inc. 6.75% due 07/02/08.........................      500,000        520,527
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................    1,000,000      1,031,236
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      500,000        538,263
                       Wells Fargo & Co. 4.63% due 04/15/14........................      750,000        728,375
                                                                                                   -------------
                                                                                                      6,172,463
                                                                                                   -------------
                       HEALTHCARE -- 0.9%
                       Cardinal Health, Inc. 6.25% due 07/15/08....................      225,000        230,403
                       Cardinal Health, Inc. 6.75% due 02/15/11....................    1,500,000      1,599,011
                       CV Therapeutics, Inc. (Convertible) 2.00% due 05/16/23......      400,000        338,000
                       HEALTHSOUTH Corp. 7.63% due 06/01/12........................      750,000        761,250
                       Inhale Therapeutics (Convertible) 5.00% due 02/08/07........      250,000        247,500
                       IVAX Corp. (Convertible) 4.50% due 05/15/08.................      750,000        755,625
                                                                                                   -------------
                                                                                                      3,931,789
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........      750,000        774,375
                       Lockheed Martin Corp. 8.50% due 12/01/29....................      500,000        681,484
                       Norfolk Southern Corp. 5.59% due 05/17/25...................      359,000        358,654
                       Norfolk Southern Corp. 7.25% due 02/15/31...................      391,000        474,286
                       Orbital Sciences Corp., Series B 9.00% due 07/15/11.........      300,000        318,000
                       Waste Management, Inc. 7.38% due 08/01/10...................    1,045,000      1,137,266
                                                                                                   -------------
                                                                                                      3,744,065
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.2%
                       AOL Time Warner, Inc. 7.63% due 04/15/31....................      200,000        222,730
                       Cox Enterprises, Inc. 7.88% due 09/15/10*...................    1,500,000      1,626,124
                       Frontiervision Operating Partners, L.P. 11.00% due
                         10/15/06+(5)..............................................      500,000        665,000
                       Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% due
                         07/02/16..................................................      105,296         13,688
                       Oed Corp. 8.75% due 04/15/12................................    1,250,000      1,218,750
                       Park Place Entertainment Corp. 7.50% due 09/01/09...........      750,000        798,737
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,080,510
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................    1,500,000      1,614,375
                       Southwest Airlines Co., Series 01-1 Pass Through 5.50% due
                         11/01/06..................................................      500,000        502,068
                       Tele-Communications, Inc. 7.88% due 08/01/13................      500,000        565,133
                       United Airlines, Inc., Series 00-2 Pass Through 7.19% due
                         04/01/11..................................................    1,633,808      1,627,681
                                                                                                   -------------
                                                                                                      9,934,796
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       BEA Systems, Inc. 4.00% due 12/15/06........................      750,000        736,875
                       Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07.....    1,500,000      1,441,875
                       EchoStar Communications Corp. (Convertible) 5.75% due
                         05/15/08..................................................      250,000        243,750
                       Electronic Data Systems Corp., Series B 1.00% due
                         08/01/13..................................................      500,000        513,857
                       Extreme Networks, Inc. (Convertible) 3.50% due 12/01/06.....      750,000        735,000
                       Qwest Corp. 1.00% due 03/15/12*.............................    1,000,000      1,127,500
                       TriQuint Semiconductor, Inc. (Convertible) 4.00% due
                         03/01/07..................................................    1,250,000      1,220,312
                                                                                                   -------------
                                                                                                      6,019,169
                                                                                                   -------------

---------------------
    28

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 0.3%
                       Champion International Corp. 7.15% due 12/15/27.............  $ 1,000,000   $  1,056,044
                       Jefferson Smurfit Corp. 8.25% due 10/01/12..................      500,000        480,000
                                                                                                   -------------
                                                                                                      1,536,044
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Developers Diversified Realty Corp. 4.63% due 08/01/10......    1,000,000        968,688
                       Health Care Property Investors, Inc. 6.00% due 03/01/15.....      750,000        760,919
                       Nationwide Health Properties, Inc., Series MTNB 7.06% due
                         12/05/06..................................................      250,000        252,717
                       Prime Mortgage Trust 4.75% due 11/25/19.....................    1,204,561      1,180,166
                       Shurgard Storage Centers, Inc. 5.88% due 03/15/13...........    1,000,000      1,008,542
                                                                                                   -------------
                                                                                                      4,171,032
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 17.1%
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,043,490      1,017,735
                       Federal Home Loan Mtg. Corp. 4.50% due 07/01/19.............    1,265,243      1,233,083
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/33.............      654,403        636,483
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............      773,885        751,916
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............    1,099,667      1,069,773
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............    2,956,762      2,868,328
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/31.............      331,960        329,912
                       Federal Home Loan Mtg. Corp. 5.50% due 10/15/31.............    2,000,000      1,993,352
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/32.............      803,235        798,005
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/33.............    1,230,864      1,224,366
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/33.............      661,182        657,673
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............    1,032,015      1,025,070
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,221,280      2,203,064
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............    1,323,675      1,312,821
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/17.............      305,489        307,503
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/18.............      657,111        661,444
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/18.............      580,944        584,624
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      638,036        642,074
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/31.............      194,232        196,653
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/32.............      123,287        124,731
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............      772,657        782,351
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/34.............      957,916        967,572
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      252,670        257,930
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............      449,292        458,642
                       Federal Home Loan Mtg. Corp. 6.50% due 01/01/32.............      378,109        388,280
                       Federal Home Loan Mtg. Corp. 6.50% due 02/01/14.............      179,431        184,310
                       Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due
                         05/15/30(4)...............................................    1,486,776      1,505,931
                       Federal Home Loan Mtg. Corp. 7.00% due 05/01/30.............          276            288
                       Federal Home Loan Mtg. Corp. 7.00% due 01/01/32.............      103,878        108,224
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/15.............       43,938         45,601
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/15.............      120,378        124,935
                       Federal Home Loan Mtg. Corp. 7.00% due 06/01/15.............       51,861         53,821
                       Federal Home Loan Mtg. Corp. 7.00% due 12/01/15.............        7,789          8,083
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/16.............      129,475        134,369
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/27.............       84,040         87,749
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/30.............      132,140        138,703
                       Federal Home Loan Mtg. Corp. 7.50% due 01/01/31.............      172,979        181,571
                       Federal Home Loan Mtg. Corp. 7.50% due 02/01/31.............       30,832         32,364
                       Federal Home Loan Mtg. Corp. 8.00% due 08/01/30.............       23,653         25,227
                       Federal Home Loan PC 4.50% due 06/01/35.....................    1,460,816      1,374,384
                       Federal Home Loan PC 5.00% due 04/01/35.....................      938,181        910,120
                       Federal Home Loan PC 5.00% due 10/01/35.....................      995,452        963,722
                       Federal Home Loan PC 5.50% due 09/01/35.....................    1,244,823      1,233,672
                       Federal Home Loan PC 6.00% due 01/01/35.....................    1,472,852      1,486,196
                       Federal National Mtg. Assoc. MTN 3.00% due 07/16/06.........    1,000,000        985,845
                       Federal National Mtg. Assoc. 3.25% due 11/15/07.............    1,000,000        973,555
                       Federal National Mtg. Assoc. 4.00% due 09/01/18.............    1,522,609      1,456,679
                       Federal National Mtg. Assoc. 4.00% due 10/01/18.............    3,554,906      3,400,978

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 4.50% due 12/01/18.............  $   681,696   $    665,222
                       Federal National Mtg. Assoc. 4.50% due 11/01/19.............    1,313,025      1,279,632
                       Federal National Mtg. Assoc. 5.00% due 04/01/34.............    1,591,016      1,544,707
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............    1,009,452        980,070
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,341,803      1,329,376
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............    1,137,947      1,130,685
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............      850,549        842,970
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    1,144,545      1,132,899
                       Federal National Mtg. Assoc. 5.00% due 10/01/35.............      979,650        988,936
                       Federal National Mtg. Assoc., Series 1993-248 SA 5.13% due
                         01/25/06(4)(7)............................................      372,490        372,137
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,185,570      1,179,900
                       Federal National Mtg. Assoc. 5.50% due 05/01/33.............      698,986        694,895
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............    1,072,308      1,065,720
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    1,680,743      1,661,741
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      756,295        749,614
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............      822,037        811,469
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    1,256,201      1,240,485
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............      951,995        943,584
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      919,165        910,356
                       Federal National Mtg. Assoc. 5.50% due 03/01/35.............    1,202,313      1,191,692
                       Federal National Mtg. Assoc. 5.50% due 01/01/17.............      515,972        521,693
                       Federal National Mtg. Assoc. 6.00% due 05/01/31.............      283,289        286,629
                       Federal National Mtg. Assoc. 6.00% due 08/01/31.............      484,698        490,411
                       Federal National Mtg. Assoc. 6.00% due 04/01/32.............      342,758        346,600
                       Federal National Mtg. Assoc. 6.00% due 01/01/34.............      669,670        676,662
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............    1,009,349      1,018,892
                       Federal National Mtg. Assoc. 6.00% due 08/01/18.............      119,941        122,243
                       Federal National Mtg. Assoc. 6.00% due 10/01/22.............      545,719        555,308
                       Federal National Mtg. Assoc. 6.25% due 02/01/11.............    1,000,000      1,056,110
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............       20,734         21,313
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............       98,419        101,168
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      304,263        312,700
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      126,802        130,343
                       Federal National Mtg. Assoc. 6.50% due 04/01/32.............      523,533        538,051
                       Federal National Mtg. Assoc. 6.50% due 12/01/32.............      234,329        240,827
                       Federal National Mtg. Assoc. 6.50% due 07/01/34.............      538,516        553,285
                       Federal National Mtg. Assoc. 6.50% due 06/01/19.............       90,621         93,841
                       Federal National Mtg. Assoc. 6.50% due 09/01/24.............      177,940        182,629
                       Federal National Mtg. Assoc. 6.50% due 09/01/25.............       24,448         25,192
                       Federal National Mtg. Assoc. 6.50% due 11/01/25.............       58,618         60,446
                       Federal National Mtg. Assoc. 6.50% due 02/01/26.............       10,096         10,403
                       Federal National Mtg. Assoc. 6.50% due 05/01/26.............       28,562         29,431
                       Federal National Mtg. Assoc. 6.50% due 11/01/27.............        2,081          2,145
                       Federal National Mtg. Assoc. 6.50% due 07/01/29.............      555,986        582,247
                       Federal National Mtg. Assoc. 7.00% due 01/01/31.............       21,694         22,646
                       Federal National Mtg. Assoc. 7.00% due 07/01/31.............       62,813         65,570
                       Federal National Mtg. Assoc. 7.00% due 05/01/15.............        3,652          3,795
                       Federal National Mtg. Assoc. 7.00% due 12/01/15.............        6,760          7,026
                       Federal National Mtg. Assoc. 7.00% due 01/01/16.............       65,279         67,842
                       Federal National Mtg. Assoc. 7.00% due 04/01/16.............       24,035         24,974
                       Federal National Mtg. Assoc. 7.00% due 05/01/29.............       57,625         60,187
                       Federal National Mtg. Assoc. 7.00% due 09/01/29.............       62,728         65,563
                       Federal National Mtg. Assoc. 7.00% due 12/01/29.............       18,241         19,052
                       Federal National Mtg. Assoc., Series 2002-16 TM 7.00% due
                         04/25/32(4)...............................................      907,166        947,654
                       Federal National Mtg. Assoc. 7.50% due 11/01/30.............      144,775        151,064
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............       17,313         18,144
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      348,758        363,907
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      182,220        190,897
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............       75,749         79,386
                       Federal National Mtg. Assoc. 7.50% due 02/01/31.............       59,087         61,900

---------------------
    30

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............  $   154,292   $    160,869
                       Federal National Mtg. Assoc. 8.00% due 01/01/16.............      573,131        611,949
                       Government National Mtg. Assoc., Series 2002-70 PA 4.50% due
                         08/20/32(4)...............................................      170,575        164,803
                       Government National Mtg. Assoc. 5.50% due 07/20/33..........    1,023,511      1,028,996
                       Government National Mtg. Assoc. 5.50% due 02/20/34..........      708,384        711,480
                       Government National Mtg. Assoc. 5.50% due 03/20/34..........      693,076        696,105
                       Government National Mtg. Assoc. 6.00% due 05/20/32..........      320,271        327,625
                       Government National Mtg. Assoc. 6.00% due 07/20/33..........      632,892        648,992
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........    1,054,814      1,080,222
                       Government National Mtg. Assoc. 6.50% due 07/15/32..........      233,412        243,897
                       Government National Mtg. Assoc. 6.50% due 04/20/34..........      459,862        476,753
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      222,283        232,775
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      510,911        535,026
                       Government National Mtg. Assoc. 6.50% due 02/15/24..........      139,564        146,113
                       Government National Mtg. Assoc. 6.50% due 03/20/27..........       19,464         20,243
                       Government National Mtg. Assoc. 6.50% due 04/20/27..........       67,633         70,342
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........       36,575         38,433
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........        4,450          4,676
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........       10,917         11,496
                       Government National Mtg. Assoc. 7.00% due 06/15/23..........        9,576         10,083
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       32,654         34,349
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       25,755         27,068
                       Government National Mtg. Assoc. 7.50% due 08/15/30..........       41,171         43,306
                       Government National Mtg. Assoc. 7.50% due 09/15/30..........       13,284         13,973
                       Government National Mtg. Assoc. 7.50% due 11/15/30..........       57,221         60,189
                       Government National Mtg. Assoc. 7.50% due 01/15/31..........       58,920         61,960
                                                                                                   -------------
                                                                                                     76,195,701
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.5%
                       United States Treasury Notes 3.25% due 08/15/08.............    1,000,000        972,305
                       United States Treasury Notes 3.38% due 11/15/08.............    2,000,000      1,946,328
                       United States Treasury Notes 3.50% due 12/15/09.............    1,000,000        968,867
                       United States Treasury Notes 4.00% due 11/15/12.............    3,000,000      2,935,431
                       United States Treasury Notes 4.25% due 08/15/14.............    2,500,000      2,472,655
                       United States Treasury Notes 4.75% due 05/15/14.............    2,000,000      2,048,672
                                                                                                   -------------
                                                                                                     11,344,258
                                                                                                   -------------
                       UTILITIES -- 1.8%
                       Arizona Public Service Co. 6.50% due 03/01/12...............    1,000,000      1,067,862
                       El Paso Natural Gas Co. 7.50% due 11/15/26..................    1,800,000      1,858,403
                       El Paso Natural Gas Co. 8.38% due 06/15/32..................      500,000        564,718
                       El Paso Natural Gas Co., Series A 7.63% due 08/01/10........      250,000        262,895
                       Illinois Power Co. 7.50% due 06/15/09.......................      670,000        715,671
                       Metropolitan Edison Co. 4.95% due 03/15/13..................      500,000        492,657
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............    1,000,000      1,010,696
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............      500,000        478,475
                       Public Service Co. of New Mexico 4.40% due 09/15/08.........      500,000        489,635
                       Southern Natural Gas Co. 8.00% due 03/01/32.................      500,000        548,256
                       Texas-New Mexico Power Co. 6.25% due 01/15/09...............      500,000        513,170
                                                                                                   -------------
                                                                                                      8,002,438
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $132,798,543).....................                 132,597,840
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES                                           AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.2%
                       Petro-Canada 4.00% due 07/15/13.............................  $ 1,000,000   $    925,665
                                                                                                   -------------
                       FOREIGN BOND -- 0.2%
                       Federal Republic of Brazil 8.00% due 01/15/18...............      791,000        853,489
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Carnival Corp. 3.75% due 11/15/07...........................      250,000        244,381
                       Royal Caribbean Cruises 8.75% due 02/02/11..................      500,000        565,000
                                                                                                   -------------
                                                                                                        809,381
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Deutsche Telekom International 8.50% due 06/15/10...........    1,000,000      1,133,771
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $3,428,544)...............                   3,722,306
                                                                                                   -------------
                       REGISTERED INVESTMENT COMPANY -- 0.0%                           SHARES
                       -----------------------------------------------------------------------------------------
                       Arctic Glacier Income Fund (cost $125,826)..................       15,000        139,362
                                                                                                   -------------
                       RIGHTS -- 0.1%+
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Covanta Holding Corp. (expires 02/21/06)(2)(3) (cost
                         $173,258).................................................       39,375        569,756
                                                                                                   -------------

                       MEMBERSHIP INTEREST CERTIFICATES -- 0.3%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.3%
                       Energy Sources -- 0.3%
                       Tex Cal Energy(1)(2)(9) (cost $434,569).....................          454      1,453,600
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $385,790,880)...                 429,314,919
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.4%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co; bearing
                         interest at 3.10%, dated 12/30/05 to be repurchased
                         01/03/06 in the amount of $15,150,217 and collateralized
                         by $11,105,000 of United States Treasury Bonds, bearing
                         interest at 8.13% due 08/15/19 and an approximate value of
                         $15,449,831 (cost $15,145,000)............................  $15,145,000     15,145,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $400,935,880)@                            99.5%                    444,459,919
                       Other assets less liabilities --                   0.5                       2,203,053
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $446,662,972
                                                                        ======                   =============

---------------------
    32

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $2,753,630 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               # Security represents an investment in an affiliated company; See
                 Note 11.
               @ See Note 6 for cost of investment on a tax basis
              (1) Consists of more than one class of securities traded together as a unit.
              (2) Fair valued security; see Note 2
              (3) Illiquid security
              (4) Collateralized Mortgage Obligation
              (5) Bond in default
              (6) Company has filed Chapter 11 bankruptcy
              (7) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
              (8) Bond is in default and did not pay principal at maturity.
                  Bankruptcy proceedings are still on-going, the outcome of which is still to be determined.
              (9) To the extent permitted by the Statement of Additional
                  Information, the Asset Allocation Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2005, the Asset Allocation Portfolio held the following restricted securities.

                                                                                                          MARKET      VALUE AS A
                                                   ACQUISITION              ACQUISITION      MARKET        VALUE       % OF NET
                                 NAME                 DATE        SHARES       COST          VALUE       PER SHARE      ASSETS
                       ---------------------------------------------------------------------------------------------------------
                       Tex Cal Energy..........
                                                   12/31/04         423      $404,966      $1,354,400    $3,201.89       0.3%
                       Tex Cal Energy..........
                                                   12/31/04          31        29,603          99,200     3,200.00       0.0%
                                                                                           ----------                    ----
                                                                                           $1,453,600                    0.3%
                                                                                           ==========                    ====

              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    10.1%
      Banks........................................     7.5
      Energy Sources...............................     6.6
      Food, Beverage & Tobacco.....................     5.8
      Financial Services...........................     5.8
      Insurance....................................     5.1
      Broadcasting & Media.........................     5.1
      Retail.......................................     4.8
      Telecommunications...........................     4.7
      Multi-Industry...............................     4.6
      Software.....................................     4.5
      Household & Personal Products................     4.3
      Aerospace & Military Technology..............     3.9
      Medical Products.............................     3.9
      Health Services..............................     3.5
      Internet Content.............................     3.5
      Business Services............................     2.7
      Metals & Minerals............................     2.7
      Electronics..................................     2.4
      Electric Utilities...........................     2.4
      Energy Services..............................     2.1
      Computers & Business Equipment...............     1.7
      Communication Equipment......................     1.1
      Leisure & Tourism............................     0.9
      Machinery....................................     0.9
                                                      ------
                                                      100.6%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    34

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                 VALUE
                       COMMON STOCK -- 100.6%                                        SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.8%
                       Retail -- 4.8%
                       Kohl's Corp.+...............................................   5,300   $   257,580
                       Lowe's Cos., Inc. ..........................................   3,900       259,974
                       Target Corp. ...............................................   3,400       186,898
                       Wal-Mart Stores, Inc. ......................................   3,500       163,800
                                                                                              ------------
                                                                                                  868,252
                                                                                              ------------
                       CONSUMER STAPLES -- 10.1%
                       Food, Beverage & Tobacco -- 5.8%
                       Altria Group, Inc. .........................................   5,800       433,376
                       Coca-Cola Co. ..............................................   4,400       177,364
                       PepsiCo, Inc. ..............................................   7,500       443,100
                       Household & Personal Products -- 4.3%
                       Procter & Gamble Co. .......................................  13,400       775,592
                                                                                              ------------
                                                                                                1,829,432
                                                                                              ------------
                       ENERGY -- 8.7%
                       Energy Services -- 2.1%
                       Halliburton Co. ............................................   6,000       371,760
                       Energy Sources -- 6.6%
                       Chevron Corp. ..............................................   4,900       278,173
                       ConocoPhillips..............................................   4,800       279,264
                       Exxon Mobil Corp. ..........................................   7,100       398,807
                       National Oilwell Varco, Inc. ...............................   1,400        87,780
                       Noble Energy, Inc. .........................................   3,800       153,140
                                                                                              ------------
                                                                                                1,568,924
                                                                                              ------------
                       FINANCE -- 18.4%
                       Banks -- 7.5%
                       Bank of America Corp. ......................................  13,900       641,485
                       Golden West Financial Corp. ................................   2,800       184,800
                       State Street Corp. .........................................   6,000       332,640
                       UBS AG......................................................   2,000       190,300
                       Financial Services -- 5.8%
                       Citigroup, Inc. ............................................   7,967       386,639
                       E*Trade Financial Corp.+....................................   8,000       166,880
                       Merrill Lynch & Co., Inc. ..................................   5,700       386,061
                       PNC Financial Services Group, Inc. .........................   1,800       111,294
                       Insurance -- 5.1%
                       ACE, Ltd. ..................................................   4,900       261,856
                       American International Group, Inc.#.........................   2,875       196,161
                       MetLife, Inc. ..............................................   4,400       215,600
                       St. Paul Travelers Cos., Inc. ..............................   5,564       248,544
                                                                                              ------------
                                                                                                3,322,260
                                                                                              ------------
                       HEALTHCARE -- 17.5%
                       Drugs -- 10.1%
                       Abbott Laboratories.........................................   6,400       252,352
                       Amgen, Inc.+................................................   6,100       481,046

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Eisai Co., Ltd., Sponsored ADR..............................   3,900   $   163,020
                       Eli Lilly & Co. ............................................   3,100       175,429
                       Pfizer, Inc. ...............................................   6,000       139,920
                       Sanofi -- Aventis ADR.......................................   5,400       237,060
                       Schering-Plough Corp. ......................................  17,800       371,130
                       Health Services -- 3.5%
                       Genzyme Corp.+..............................................   3,100       219,418
                       Wellpoint, Inc.+............................................   5,200       414,908
                       Medical Products -- 3.9%
                       Fisher Scientific International, Inc.+......................   2,300       142,278
                       Medtronic, Inc. ............................................   9,800       564,186
                                                                                              ------------
                                                                                                3,160,747
                                                                                              ------------
                       INDUSTRIAL & COMMERCIAL -- 12.1%
                       Aerospace & Military Technology -- 3.9%
                       Boeing Co. .................................................   2,800       196,672
                       Lockheed Martin Corp. ......................................   2,700       171,801
                       United Technologies Corp. ..................................   5,900       329,869
                       Business Services -- 2.7%
                       Automatic Data Processing, Inc. ............................   4,000       183,560
                       First Data Corp. ...........................................   3,400       146,234
                       Waste Management, Inc. .....................................   5,400       163,890
                       Machinery -- 0.9%
                       Caterpillar, Inc. ..........................................   3,000       173,310
                       Multi-Industry -- 4.6%
                       General Electric Co. .......................................  19,700       690,485
                       Ingersoll-Rand Co. Ltd., Class A............................   3,520       142,102
                                                                                              ------------
                                                                                                2,197,923
                                                                                              ------------
                       INFORMATION & ENTERTAINMENT -- 6.0%
                       Broadcasting & Media -- 5.1%
                       Time Warner, Inc.+..........................................  32,200       561,568
                       Viacom, Inc., Class B.......................................  11,000       358,600
                       Leisure & Tourism -- 0.9%
                       Starwood Hotels & Resorts Worldwide, Inc.(1) ...............   2,500       159,650
                                                                                              ------------
                                                                                                1,079,818
                                                                                              ------------
                       INFORMATION TECHNOLOGY -- 17.9%
                       Communication Equipment -- 1.1%
                       QUALCOMM, Inc. .............................................   4,500       193,860
                       Computers & Business Equipment -- 1.7%
                       Dell, Inc.+.................................................   5,600       167,944
                       EMC Corp.+..................................................  10,700       145,734
                       Electronics -- 2.4%
                       Analog Devices, Inc. .......................................   2,600        93,262
                       Intel Corp. ................................................   9,800       244,608
                       Texas Instruments, Inc. ....................................   2,800        89,796
                       Internet Content -- 3.5%
                       Google, Inc., Class A.......................................     400       165,944
                       Yahoo!, Inc.+...............................................  12,200       477,996

---------------------
    36

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 4.5%
                       Microsoft Corp. ............................................  31,100   $   813,265
                       Telecommunications -- 4.7%
                       Amdocs, Ltd.+...............................................   3,200        88,000
                       Cisco Systems, Inc.+........................................  10,000       171,200
                       Corning, Inc.+..............................................  14,100       277,206
                       Sprint Nextel Corp. ........................................  13,182       307,932
                                                                                              ------------
                                                                                                3,236,747
                                                                                              ------------
                       MATERIALS -- 2.7%
                       Metals & Minerals -- 2.7%
                       Cameco Corp. ...............................................   2,500       158,475
                       Newmont Mining Corp. .......................................   3,500       186,900
                       Rio Tinto PLC Sponsored ADR.................................     800       146,232
                                                                                              ------------
                                                                                                  491,607
                                                                                              ------------
                       UTILITIES -- 2.4%
                       Electric Utilities -- 2.4%
                       Dominion Resources, Inc. ...................................   2,400       185,280
                       PG&E Corp.+.................................................   6,700       248,704
                                                                                              ------------
                                                                                                  433,984
                                                                                              ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $16,507,640)....            18,189,694
                                                                                              ------------

                       TOTAL INVESTMENTS --
                         (cost $16,507,640)@                                 100.6%                18,189,694
                       Liabilities in excess of other assets --               (0.6)                   (99,787)
                                                                             ------               ------------
                       NET ASSETS --                                         100.0%               $18,089,907
                                                                             ======               ============

              -----------------------------
               +  Non-income producing security
               @ See Note 6 for cost of investment on a tax basis.
               # Security represents an investment in an affiliated company; See Note 11.
              (1) Consist of more than one class of securities traded together as a unit.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO

                                          PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Drugs........................................     7.2%
      Energy Sources...............................     6.6
      Financial Services...........................     6.5
      Medical Products.............................     5.3
      Insurance....................................     5.2
      Banks........................................     5.1
      Health Services..............................     5.1
      Retail.......................................     4.7
      Telecommunications...........................     4.6
      Software.....................................     4.3
      Food, Beverage & Tobacco.....................     4.2
      Metals & Minerals............................     4.0
      Broadcasting & Media.........................     3.7
      Business Services............................     3.7
      Electronics..................................     3.4
      Aerospace & Military Technology..............     3.3
      Multi-Industry...............................     2.8
      Household & Personal Products................     2.5
      Repurchase Agreement.........................     2.5
      Internet Content.............................     2.3
      Leisure & Tourism............................     1.9
      Energy Services..............................     1.7
      Transportation...............................     1.2
      Apparel & Textiles...........................     1.1
      Computers & Business Equipment...............     1.0
      Automotive...................................     0.9
      Chemicals....................................     0.9
      Education....................................     0.9
      Electric Utilities...........................     0.8
      Housing & Household Durables.................     0.8
      Real Estate Investment Trusts................     0.8
      Machinery....................................     0.6
      Telephone....................................     0.3
                                                      ------
                                                       99.9%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    38

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 97.4%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.5%
                       Apparel & Textiles -- 1.1%
                       Abercrombie & Fitch Co., Class A............................       96,200   $  6,270,316
                       Jos. A. Bank Clothiers, Inc. ...............................       49,100      2,131,431
                       Mohawk Industries, Inc.+....................................        8,300        721,934
                       Automotive -- 0.9%
                       O'Reilly Automotive, Inc.+..................................      114,100      3,652,341
                       Oshkosh Truck Corp. ........................................       76,500      3,411,135
                       Housing & Household Durables -- 0.8%
                       D.R. Horton, Inc. ..........................................      180,500      6,449,265
                       Retail -- 4.7%
                       CBRL Group, Inc. ...........................................       38,900      1,367,335
                       CDW Corp. ..................................................       49,300      2,838,201
                       Christopher & Banks Corp. ..................................      121,500      2,281,770
                       Coldwater Creek, Inc. ......................................       33,200      1,013,596
                       Kohl's Corp.+...............................................      174,700      8,490,420
                       Lowe's Cos., Inc. ..........................................      135,000      8,999,100
                       Michaels Stores, Inc. ......................................      281,300      9,949,581
                       Pacific Sunwear of California, Inc.+........................      115,450      2,877,014
                                                                                                   -------------
                                                                                                     60,453,439
                                                                                                   -------------
                       CONSUMER STAPLES -- 6.7%
                       Food, Beverage & Tobacco -- 4.2%
                       Altria Group, Inc. .........................................      193,300     14,443,376
                       Anheuser-Busch Cos, Inc. ...................................       91,000      3,909,360
                       Constellation Brands, Inc., Class A+........................       26,800        702,964
                       Loews Corp. ................................................       49,900      2,195,101
                       PepsiCo, Inc. ..............................................      212,100     12,530,868
                       Household & Personal Products -- 2.5%
                       Procter & Gamble Co. .......................................      346,200     20,038,056
                                                                                                   -------------
                                                                                                     53,819,725
                                                                                                   -------------
                       EDUCATION -- 0.9%
                       Education -- 0.9%
                       Career Education Corp.+.....................................       69,600      2,346,912
                       ITT Educational Services, Inc.+.............................       78,700      4,651,957
                                                                                                   -------------
                                                                                                      6,998,869
                                                                                                   -------------
                       ENERGY -- 8.3%
                       Energy Services -- 1.7%
                       GlobalSantaFe Corp. ........................................       78,000      3,755,700
                       Schlumberger, Ltd. .........................................      107,400     10,433,910
                       Energy Sources -- 6.6%
                       Chesapeake Energy Corp. ....................................      190,300      6,038,219
                       ConocoPhillips..............................................      157,900      9,186,622
                       Exxon Mobil Corp. ..........................................      285,400     16,030,918
                       National Oilwell Varco, Inc. ...............................       28,500      1,786,950
                       Noble Energy, Inc. .........................................      274,700     11,070,410

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Petro-Canada................................................      107,400   $  4,305,666
                       Woodside Petroleum, Ltd., Sponsored ADR.....................       56,600      1,613,100
                       XTO Energy, Inc. ...........................................       61,133      2,686,184
                                                                                                   -------------
                                                                                                     66,907,679
                                                                                                   -------------
                       FINANCE -- 16.8%
                       Banks -- 5.1%
                       Bank of America Corp. ......................................      435,600     20,102,940
                       Golden West Financial Corp. ................................      110,400      7,286,400
                       Northern Trust Corp. .......................................       74,000      3,834,680
                       State Street Corp. .........................................      179,700      9,962,568
                       Financial Services -- 6.5%
                       Citigroup, Inc. ............................................      337,646     16,385,960
                       E*Trade Financial Corp.+....................................      526,600     10,984,876
                       First Marblehead Corp. .....................................       86,500      2,842,390
                       IndyMac Bancorp, Inc. ......................................      105,000      4,097,100
                       Merrill Lynch & Co., Inc. ..................................      150,900     10,220,457
                       Nuveen Investments, Class A.................................      138,100      5,885,822
                       Paychex, Inc. ..............................................       45,900      1,749,708
                       Insurance -- 5.2%
                       ACE, Ltd. ..................................................      154,200      8,240,448
                       Ambac Financial Group, Inc. ................................       46,700      3,598,702
                       American International Group, Inc.#.........................      105,052      7,167,698
                       Chubb Corp. ................................................       58,400      5,702,760
                       Principal Financial Group, Inc. ............................       66,800      3,168,324
                       St. Paul Travelers Cos., Inc. ..............................      228,155     10,191,684
                       W.R. Berkley Corp. .........................................       71,700      3,414,354
                                                                                                   -------------
                                                                                                    134,836,871
                                                                                                   -------------
                       HEALTHCARE -- 17.6%
                       Drugs -- 7.2%
                       Abbott Laboratories.........................................      198,500      7,826,855
                       Amgen, Inc.+................................................      179,100     14,123,826
                       Biovail Corp.+..............................................      168,800      4,005,624
                       Eisai Co., Ltd., Sponsored ADR..............................      114,700      4,794,460
                       Eli Lilly & Co. ............................................      136,800      7,741,512
                       Pfizer, Inc. ...............................................      110,400      2,574,528
                       Sanofi -- Aventis ADR.......................................      169,100      7,423,490
                       Schering-Plough Corp. ......................................      419,500      8,746,575
                       Health Services -- 5.1%
                       Charles River Laboratories International, Inc. .............       59,700      2,529,489
                       Coventry Health Care, Inc.+.................................       89,100      5,075,136
                       Genzyme Corp.+..............................................      106,700      7,552,226
                       Health Net, Inc.+...........................................       74,800      3,855,940
                       Omnicare, Inc. .............................................       85,300      4,880,866
                       Triad Hospitals, Inc.+......................................       91,200      3,577,776
                       Wellpoint, Inc.+............................................      170,500     13,604,195
                       Medical Products -- 5.3%
                       Applied Biosystems Group -- Applera Corp. ..................       94,400      2,507,264
                       Biomet, Inc. ...............................................      158,200      5,785,374
                       Cooper Cos., Inc. ..........................................       62,900      3,226,770
                       Diagnostic Products Corp. ..................................       56,400      2,738,220
                       Fisher Scientific International, Inc.+......................      127,900      7,911,894

---------------------
    40

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Kinetic Concepts, Inc. .....................................       93,800   $  3,729,488
                       Medtronic, Inc. ............................................      263,000     15,140,910
                       Patterson Cos., Inc. .......................................       52,000      1,736,800
                                                                                                   -------------
                                                                                                    141,089,218
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 11.6%
                       Aerospace & Military Technology -- 3.3%
                       Boeing Co. .................................................      104,100      7,311,984
                       Lockheed Martin Corp. ......................................      106,400      6,770,232
                       United Technologies Corp. ..................................      219,200     12,255,472
                       Business Services -- 3.7%
                       Affiliated Computer Services, Inc., Class A+................       46,000      2,722,280
                       DST Systems, Inc.+..........................................       31,500      1,887,165
                       Fastenal Co. ...............................................       64,900      2,543,431
                       First Data Corp. ...........................................      160,700      6,911,707
                       Textron, Inc., Inc. ........................................       52,300      4,026,054
                       Vulcan Materials Co. .......................................       59,400      4,024,350
                       Waste Management, Inc. .....................................      243,700      7,396,295
                       Machinery -- 0.6%
                       Caterpillar, Inc. ..........................................       80,600      4,656,262
                       Multi-Industry -- 2.8%
                       General Electric Co. .......................................      510,000     17,875,500
                       Ingersoll-Rand Co. Ltd., Class A............................      118,500      4,783,845
                       Transportation -- 1.2%
                       CNF, Inc. ..................................................       64,500      3,604,905
                       Yellow Roadway Corp.+.......................................       75,300      3,359,133
                       Alliance Data Systems Corp. ................................       76,300      2,716,280
                                                                                                   -------------
                                                                                                     92,844,895
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 3.7%
                       Comcast Corp., Special Class A+.............................      169,700      4,359,593
                       Time Warner, Inc.+..........................................    1,076,800     18,779,392
                       Viacom, Inc., Class B.......................................      216,200      7,048,120
                       Leisure & Tourism -- 1.9%
                       Hilton Hotels Corp. ........................................      162,600      3,920,286
                       Outback Steakhouse, Inc. ...................................       57,100      2,375,931
                       Penn National Gaming, Inc. .................................      158,900      5,235,755
                       Shuffle Master, Inc. .......................................      139,900      3,517,086
                                                                                                   -------------
                                                                                                     45,236,163
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 15.6%
                       Computers & Business Equipment -- 1.0%
                       Dell, Inc.+.................................................      145,800      4,372,542
                       EMC Corp.+..................................................      273,200      3,720,984
                       Electronics -- 3.4%
                       Amphenol Corp., Class A.....................................       63,300      2,801,658
                       Intel Corp. ................................................      276,900      6,911,424
                       Lam Research Corp.+.........................................       68,900      2,458,352
                       Microchip Technology, Inc. .................................      123,100      3,957,665
                       Qlogic Corp. ...............................................       68,400      2,223,684
                       Symbol Technologies, Inc. ..................................        4,849         62,164

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Texas Instruments, Inc. ....................................      143,900   $  4,614,873
                       Varian Semiconductor Equipment, Inc.+.......................       51,556      2,264,855
                       Waters Corp.+...............................................       42,000      1,587,600
                       Internet Content -- 2.3%
                       Google, Inc., Class A.......................................        9,800      4,065,628
                       Yahoo!, Inc.+...............................................      364,100     14,265,438
                       Software -- 4.3%
                       Adobe Systems, Inc. ........................................      110,428      4,081,419
                       Autodesk, Inc. .............................................       69,800      2,997,910
                       Intuit, Inc.+...............................................       47,700      2,542,410
                       Microsoft Corp. ............................................      945,900     24,735,285
                       Telecommunications -- 4.6%
                       Alamosa Holdings, Inc. .....................................      221,700      4,125,837
                       Amdocs, Ltd.+...............................................      117,400      3,228,500
                       Cisco Systems, Inc.+........................................      268,900      4,603,568
                       Corning, Inc.+..............................................      600,600     11,807,796
                       Motorola, Inc. .............................................       46,400      1,048,176
                       Sprint Nextel Corp. ........................................      533,299     12,457,865
                                                                                                   -------------
                                                                                                    124,935,633
                                                                                                   -------------
                       MATERIALS -- 4.9%
                       Chemicals -- 0.9%
                       du Pont (E.I.) de Nemours and Co. ..........................      165,400      7,029,500
                       Metals & Minerals -- 4.0%
                       Alcoa, Inc. ................................................      160,000      4,731,200
                       Cameco Corp. ...............................................       69,400      4,399,266
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       56,600      3,045,080
                       Newmont Mining Corp. .......................................      173,300      9,254,220
                       Precision Castparts Corp. ..................................      127,600      6,610,956
                       Rio Tinto PLC Sponsored ADR.................................       21,600      3,948,264
                                                                                                   -------------
                                                                                                     39,018,486
                                                                                                   -------------
                       REAL ESTATE -- 0.8%
                       Real Estate Investment Trusts -- 0.8%
                       Simon Property Group, Inc. .................................       79,000      6,053,770
                                                                                                   -------------
                       UTILITIES -- 1.1%
                       Electric Utilities -- 0.8%
                       TXU Corp. ..................................................      129,300      6,489,567
                       Telephone -- 0.3%
                       Qwest Communications International, Inc. ...................      344,100      1,944,165
                                                                                                   -------------
                                                                                                      8,433,732
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $708,237,020)...                 780,628,480
                                                                                                   -------------

---------------------
    42

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 2.5%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(1)
                         (cost $20,070,000)........................................  $20,070,000   $ 20,070,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $728,307,020)@                          99.9%                    800,698,480
                       Other assets less liabilities --                 0.1                         941,317
                                                                      ------                   -------------
                       NET ASSETS --                                  100.0%                   $801,639,797
                                                                      ======                   =============

              -----------------------------

                        +   Non-income producing security
                        #   Security represents an investment in an affiliated company.
                        @   See Note 6 for cost of investment on a tax basis
                       (1)  See Note 2 for details of Joint Repurchase Agreement
                       ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    16.7%
      Software.....................................     9.2
      Internet Content.............................     7.7
      Broadcasting & Media.........................     5.9
      Health Services..............................     5.8
      Leisure & Tourism............................     5.5
      Computers & Business Equipment...............     5.0
      Energy Sources...............................     4.4
      Telecommunications...........................     4.2
      Communication Equipment......................     3.9
      Electronics..................................     3.7
      Medical Products.............................     3.3
      Aerospace & Military Technology..............     3.0
      Banks........................................     3.0
      Repurchase Agreement.........................     3.0
      Insurance....................................     2.5
      Financial Services...........................     2.3
      Business Services............................     2.1
      Retail.......................................     1.7
      Food, Beverage & Tobacco.....................     1.4
      Household & Personal Products................     1.3
      Multi-Industry...............................     1.0
      Entertainment Products.......................     0.8
      Metals & Minerals............................     0.8
      Real Estate Companies........................     0.7
      Apparel & Textiles...........................     0.4
      Automotive...................................     0.4
      Transportation...............................     0.4
                                                      ------
                                                      100.1%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    44

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                        VALUE
                       COMMON STOCK -- 97.1%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.5%
                       Apparel & Textiles -- 0.4%
                       Geox SpA+...................................................      498,212   $    5,482,499
                       Automotive -- 0.4%
                       Hyundai Mobis...............................................       70,070        6,404,974
                       Retail -- 1.7%
                       Best Buy Co., Inc. .........................................      150,000        6,522,000
                       Staples, Inc. ..............................................      780,800       17,731,968
                                                                                                   ---------------
                                                                                                       36,141,441
                                                                                                   ---------------
                       CONSUMER STAPLES -- 2.7%
                       Food, Beverage & Tobacco -- 1.4%
                       Altria Group, Inc. .........................................       97,800        7,307,616
                       PepsiCo, Inc. ..............................................      235,100       13,889,708
                       Household & Personal Products -- 1.3%
                       Procter & Gamble Co. .......................................      330,000       19,100,400
                                                                                                   ---------------
                                                                                                       40,297,724
                                                                                                   ---------------
                       ENERGY -- 4.4%
                       Energy Sources -- 4.4%
                       ConocoPhillips..............................................      171,000        9,948,780
                       Petro-Canada................................................      582,474       23,351,383
                       Suntech Power Holdings Co., Ltd. ADR........................      590,400       16,088,400
                       Transocean, Inc.+...........................................      225,800       15,736,002
                                                                                                   ---------------
                                                                                                       65,124,565
                                                                                                   ---------------
                       FINANCE -- 7.8%
                       Banks -- 3.0%
                       Bank of America Corp. ......................................      334,300       15,427,945
                       UBS AG......................................................      311,400       29,629,710
                       Financial Services -- 2.3%
                       Legg Mason, Inc. ...........................................       69,200        8,282,548
                       Munchener Ruckversicherungs-Gesellschaft AG.................      132,152       17,895,293
                       Nasdaq Stock Market, Inc. ..................................      219,500        7,722,010
                       Insurance -- 2.5%
                       ACE, Ltd. ..................................................      312,700       16,710,688
                       Assurant, Inc. .............................................      198,500        8,632,765
                       Everest Re Group, Ltd. .....................................      109,380       10,976,283
                                                                                                   ---------------
                                                                                                      115,277,242
                                                                                                   ---------------
                       HEALTHCARE -- 25.8%
                       Drugs -- 16.7%
                       Abbott Laboratories.........................................      133,800        5,275,734
                       Amgen, Inc.+................................................      443,400       34,966,524
                       Amylin Pharmaceuticals, Inc.+...............................      669,500       26,726,440
                       AstraZeneca PLC Sponsored ADR...............................    1,094,900       53,212,140
                       Cephalon, Inc.+.............................................      145,700        9,432,618
                       ICOS Corp.+.................................................      487,713       13,475,510
                       Roche Holding AG............................................      102,000       15,314,943

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Sanofi-Aventis..............................................      375,463   $   32,893,785
                       Schering-Plough Corp. ......................................    1,323,400       27,592,890
                       Shionogi & Co., Ltd. .......................................      852,000       11,999,593
                       Teva Pharmaceutical Industries, Ltd., Sponsored ADR.........      335,500       14,429,855
                       Health Services -- 5.8%
                       Aetna, Inc. ................................................      322,700       30,433,837
                       Covance, Inc.+..............................................      150,000        7,282,500
                       Genzyme Corp.+..............................................      258,400       18,289,552
                       Pharmaceutical Product Development, Inc.+...................      110,900        6,870,255
                       UnitedHealth Group, Inc. ...................................      361,100       22,438,754
                       Medical Products -- 3.3%
                       Kyphon, Inc. ...............................................      100,000        4,083,000
                       Medtronic, Inc. ............................................      590,600       34,000,842
                       St. Jude Medical, Inc.+.....................................      219,900       11,038,980
                                                                                                   ---------------
                                                                                                      379,757,752
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 6.5%
                       Aerospace & Military Technology -- 3.0%
                       General Dynamics Corp. .....................................      199,300       22,730,165
                       Rockwell Collins, Inc. .....................................      445,600       20,707,032
                       Business Services -- 2.1%
                       Accenture, Ltd., Class A+...................................      684,100       19,749,967
                       First Data Corp. ...........................................      262,000       11,268,620
                       Multi-Industry -- 1.0%
                       General Electric Co. .......................................      400,000       14,020,000
                       Transportation -- 0.4%
                       C. H. Robinson Worldwide, Inc. .............................      175,000        6,480,250
                                                                                                   ---------------
                                                                                                       94,956,034
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 12.2%
                       Broadcasting & Media -- 5.9%
                       Comcast Corp., Class A+.....................................      454,200       11,791,032
                       News Corp., Class A.........................................    1,060,000       16,483,000
                       Publishing & Broadcasting, Ltd.+............................      647,745        7,825,726
                       Viacom, Inc., Class B.......................................      781,337       25,471,595
                       XM Satellite Radio Holdings, Inc., Class A+.................      902,500       24,620,200
                       Entertainment Products -- 0.8%
                       Warner Music Group Corp. ...................................      585,300       11,278,731
                       Leisure & Tourism -- 5.5%
                       Gol-Linhas Aereas Inteligentes SA ADR+......................      689,600       19,453,616
                       Las Vegas Sands Corp. ......................................      264,600       10,443,762
                       Ryanair Holdings PLC Sponsored ADR+.........................      550,835       30,841,251
                       Starwood Hotels & Resorts Worldwide, Inc.(2)................      320,400       20,460,744
                                                                                                   ---------------
                                                                                                      178,669,657
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 33.7%
                       Communication Equipment -- 3.9%
                       Nokia Oyj Sponsored ADR.....................................    1,032,200       18,889,260
                       QUALCOMM, Inc. .............................................      875,700       37,725,156
                       Computers & Business Equipment -- 5.0%
                       Apple Computer, Inc.+.......................................      131,800        9,475,102
                       Dell, Inc.+.................................................      396,000       11,876,040

---------------------
    46

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       EMC Corp.+..................................................    1,573,200   $   21,426,984
                       Hon Hai Precision Industry Co., Ltd. .......................    3,228,582       17,703,525
                       Logitech International SA...................................      276,368       12,987,119
                       Electronics -- 3.7%
                       Broadcom Corp., Class A ....................................      150,000        7,072,500
                       NVIDIA Corp. ...............................................      325,000       11,882,000
                       Samsung Electronics Co., Ltd. ..............................       37,500       24,447,248
                       Sandisk Corp.+..............................................      186,000       11,684,520
                       Internet Content -- 7.7%
                       F5 Networks, Inc. ..........................................      121,200        6,931,428
                       Google, Inc., Class A.......................................      120,500       49,990,630
                       Yahoo!, Inc.+...............................................    1,437,800       56,333,004
                       Software -- 9.2%
                       Adobe Systems, Inc. ........................................      667,600       24,674,496
                       Cognos, Inc.+...............................................      150,000        5,206,500
                       Electronic Arts, Inc.+......................................      182,200        9,530,882
                       Mercury Interactive Corp.+..................................      241,300        6,705,727
                       Microsoft Corp. ............................................    2,287,200       59,810,280
                       Network Appliance, Inc.+....................................      743,000       20,061,000
                       Salesforce.com, Inc. .......................................      311,700        9,989,985
                       Telecommunications -- 4.2%
                       America Movil SA de CV ADR..................................      580,700       16,991,282
                       American Tower Corp., Class A+..............................      264,900        7,178,790
                       Corning, Inc.+..............................................    1,173,200       23,065,112
                       Crown Castle International Corp.+...........................      145,200        3,907,332
                       Sprint Nextel Corp. ........................................      427,739        9,991,983
                                                                                                   ---------------
                                                                                                      495,537,885
                                                                                                   ---------------
                       MATERIALS -- 0.8%
                       Metals & Minerals -- 0.8%
                       Cameco Corp. ...............................................      195,000       12,361,050
                                                                                                   ---------------
                       REAL ESTATE -- 0.7%
                       Real Estate Companies -- 0.7%
                       CB Richard Ellis Group, Inc., Class A+......................      177,800       10,463,530
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,181,386,604)...........................................                 1,428,586,880
                                                                                                   ---------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.0%                                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(1)
                         (cost $43,805,000)........................................  $43,805,000       43,805,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,225,191,604)@                                100.1%                     1,472,391,880
                       Liabilities in excess of other assets --                 (0.1)                        (1,178,720)
                                                                               ------                    ---------------
                       NET ASSETS --                                           100.0%                    $1,471,213,160
                                                                               ======                    ===============

              -----------------------------

                        +   Non-income producing security
                        @   See Note 6 for cost of investments on a tax basis
                       (1)  See Note 2 for details of Joint Repurchase Agreement
                       (2)  Consists of more than one class of securities traded
                            together as a unit.
                       ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Sources...............................    45.1%
      Metals & Minerals............................    34.4
      Energy Services..............................     9.3
      Forest Products..............................     4.4
      Repurchase Agreement.........................     3.6
      Chemicals....................................     2.4
      Gas & Pipeline Utilities.....................     1.8
                                                      ------
                                                      101.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.

---------------------
    48

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 97.1%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 54.4%
                       Energy Services -- 9.3%
                       Consol Energy, Inc. ........................................       51,200   $  3,337,216
                       GlobalSantaFe Corp. ........................................       73,576      3,542,684
                       Halliburton Co. ............................................       88,700      5,495,852
                       Massey Energy Corp. ........................................       75,100      2,844,037
                       Valero Energy Corp. ........................................      294,600     15,201,360
                       Energy Sources -- 45.1%
                       BP PLC Sponsored ADR........................................      162,000     10,403,640
                       Burlington Resources, Inc. .................................       48,600      4,189,320
                       Canadian Natural Resources, Ltd. ...........................      323,000     16,013,153
                       China Petroleum & Chemical Corp. ADR........................       59,500      2,951,200
                       ConocoPhillips..............................................       79,900      4,648,582
                       EnCana Corp. ...............................................      147,482      6,668,376
                       EOG Resources, Inc. ........................................      127,700      9,369,349
                       Exxon Mobil Corp. ..........................................      242,084     13,597,858
                       Kerr-McGee Corp. ...........................................       19,775      1,796,757
                       LUKOIL Sponsored ADR........................................       96,000      5,664,000
                       Newfield Exploration Co.+...................................       67,800      3,394,746
                       Noble Energy, Inc. .........................................       72,200      2,909,660
                       Petro-Canada................................................      109,400      4,390,305
                       Petroleo Brasileiro SA ADR..................................       89,900      6,407,173
                       Repsol YPF SA Sponsored ADR.................................       88,600      2,605,726
                       Suncor Energy, Inc. ........................................      103,000      6,496,589
                       Surgutneftegaz Sponsored ADR................................       52,700      2,882,690
                       Talisman Energy, Inc. ......................................      260,600     13,809,592
                       Total SA Sponsored ADR......................................       78,300      9,897,120
                       Transocean, Inc.+...........................................       61,700      4,299,873
                       Western Oil Sands, Inc., Class A+...........................      261,054      6,245,354
                       XTO Energy, Inc. ...........................................      179,042      7,867,106
                                                                                                   -------------
                                                                                                    176,929,318
                                                                                                   -------------
                       MATERIALS -- 40.9%
                       Chemicals -- 2.4%
                       Royal Dutch Shell PLC, Class A ADR..........................       69,500      4,273,555
                       Royal Dutch Shell PLC, Class B ADR..........................       53,530      3,454,291
                       Forest Products -- 4.4%
                       Abitibi-Consolidated, Inc. .................................      737,800      2,988,090
                       Domtar, Inc. ...............................................      201,200      1,161,385
                       International Paper Co. ....................................      301,300     10,126,693
                       Metals & Minerals -- 34.1%
                       Alcoa, Inc. ................................................      208,500      6,165,345
                       Alumina, Ltd. ..............................................      905,031      4,923,010
                       Aluminum Corp. of China, Ltd. Sponsored ADR.................       56,600      4,320,844
                       Anglo American Platinum Corp., Ltd. ........................      130,978      9,459,810
                       Anglo American PLC..........................................      107,881      3,673,210
                       Apex Silver Mines, Ltd.+....................................       43,900        698,010
                       Cameco Corp. ...............................................      195,600     12,399,084
                       Companhia Siderurgica Nacional SA...........................      221,300      4,735,820

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Companhia Vale do Rio Doce Sponsored ADR....................      108,837   $  4,477,554
                       Companhia Vale do Rio Doce Sponsored ADR....................      341,700     12,386,625
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      129,100      6,945,580
                       Gold Fields, Ltd. ..........................................      219,027      3,869,967
                       Impala Platinum Holdings, Ltd. .............................       31,000      4,566,100
                       Inco, Ltd. .................................................      110,300      4,805,771
                       Mittal Steel Co. NV.........................................      285,409      7,514,819
                       Placer Dome, Inc. ..........................................      151,500      3,473,895
                       Vedanta Resources PLC.......................................      537,033      8,024,644
                       Xstrata PLC.................................................      357,993      8,376,612
                                                                                                   -------------
                                                                                                    132,820,714
                                                                                                   -------------
                       UTILITIES -- 1.8%
                       Gas & Pipeline Utilities -- 1.8%
                       Equitable Resources, Inc. ..................................       71,000      2,604,990
                       Western Gas Resources, Inc. ................................       69,300      3,263,337
                                                                                                   -------------
                                                                                                      5,868,327
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $170,230,136)......................                 315,618,359
                                                                                                   -------------
                       PREFERRED STOCK -- 0.3%
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 0.3%
                       Metals & Minerals -- 0.3%
                       Anglo American Platinum Corp., Ltd. 6.38% (Convertible)
                         (cost $576,190)...........................................       35,651      1,002,904
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $170,806,326)...                 316,621,263
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.6%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(1)
                         (cost $11,720,000)........................................  $11,720,000     11,720,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $182,526,326)@                          101.0%                       328,341,263
                       Liabilities in excess of other assets --         (1.0)                        (3,193,538)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $325,147,725
                                                                       ======                      =============

              -----------------------------

                        +   Non-income producing security
                        @   See Note 6 for cost of investments on a tax basis
                       (1)  See Note 2 for details of Joint Repurchase Agreement
                       ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    50

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO

                                          PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Finance......................................    20.5%
      U.S. Government Agencies.....................    12.9
      Information Technology.......................    12.5
      Healthcare...................................    11.9
      Industrial & Commercial......................     8.4
      Consumer Staples.............................     6.7
      U.S. Government Obligations..................     6.4
      Energy.......................................     5.9
      Information & Entertainment..................     4.4
      Consumer Discretionary.......................     4.3
      Utilities....................................     2.4
      Repurchase Agreement.........................     2.0
      Materials....................................     1.9
      Municipal Bonds..............................     0.2
                                                      ------
                                                      100.4%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 66.1%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Retail -- 3.2%
                       Kohl's Corp.+...............................................      10,000   $   486,000
                       Lowe's Cos., Inc. ..........................................       7,100       473,286
                       Target Corp. ...............................................       6,400       351,808
                       Wal-Mart Stores, Inc. ......................................       6,600       308,880
                                                                                                  ------------
                                                                                                    1,619,974
                                                                                                  ------------
                       CONSUMER STAPLES -- 6.6%
                       Food, Beverage & Tobacco -- 3.8%
                       Altria Group, Inc. .........................................      10,600       792,032
                       Coca-Cola Co. ..............................................       8,300       334,573
                       PepsiCo, Inc. ..............................................      13,800       815,304
                       Household & Personal Products -- 2.8%
                       Procter & Gamble Co. .......................................      25,100     1,452,788
                                                                                                  ------------
                                                                                                    3,394,697
                                                                                                  ------------
                       ENERGY -- 5.7%
                       Energy Services -- 1.4%
                       Halliburton Co. ............................................      11,100       687,756
                       Energy Sources -- 4.3%
                       Chevron Corp. ..............................................       9,300       527,961
                       ConocoPhillips..............................................       8,900       517,802
                       Exxon Mobil Corp. ..........................................      12,900       724,593
                       National Oilwell Varco, Inc. ...............................       2,600       163,020
                       Noble Energy, Inc. .........................................       6,700       270,010
                                                                                                  ------------
                                                                                                    2,891,142
                                                                                                  ------------
                       FINANCE -- 12.1%
                       Banks -- 4.9%
                       Bank of America Corp.(2) ...................................      25,600     1,181,440
                       Golden West Financial Corp. ................................       5,200       343,200
                       State Street Corp. .........................................      11,300       626,472
                       UBS AG......................................................       3,700       352,055
                       Financial Services -- 3.8%
                       Citigroup, Inc.(2) .........................................      14,907       723,437
                       E*Trade Financial Corp.+....................................      14,800       308,728
                       Merrill Lynch & Co., Inc. ..................................      10,500       711,165
                       PNC Financial Services Group, Inc. .........................       3,300       204,039
                       Insurance -- 3.4%
                       ACE, Ltd. ..................................................       9,100       486,303
                       American International Group, Inc.#.........................       4,968       338,967
                       MetLife, Inc. ..............................................       9,600       470,400
                       St. Paul Travelers Cos., Inc. ..............................       9,395       419,675
                                                                                                  ------------
                                                                                                    6,165,881
                                                                                                  ------------
                       HEALTHCARE -- 11.5%
                       Drugs -- 6.6%
                       Abbott Laboratories.........................................      11,900       469,217
                       Amgen, Inc.+(2).............................................      11,400       899,004
                       Eisai Co., Ltd., Sponsored ADR..............................       7,200       300,960

---------------------
    52

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Eli Lilly & Co. ............................................       5,700   $   322,563
                       Pfizer, Inc. ...............................................      11,000       256,520
                       Sanofi -- Aventis ADR.......................................      10,100       443,390
                       Schering-Plough Corp. ......................................      33,600       700,560
                       Health Services -- 2.3%
                       Genzyme Corp.+..............................................       5,600       396,368
                       Wellpoint, Inc.+............................................       9,700       773,963
                       Medical Products -- 2.6%
                       Fisher Scientific International, Inc.+......................       4,200       259,812
                       Medtronic, Inc. ............................................      18,500     1,065,045
                                                                                                  ------------
                                                                                                    5,887,402
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 8.0%
                       Aerospace & Military Technology -- 2.5%
                       Boeing Co. .................................................       5,200       365,248
                       Lockheed Martin Corp. ......................................       5,100       324,513
                       United Technologies Corp. ..................................      10,700       598,237
                       Business Services -- 1.8%
                       Automatic Data Processing, Inc. ............................       7,400       339,586
                       First Data Corp. ...........................................       6,500       279,565
                       Waste Management, Inc. .....................................      10,200       309,570
                       Machinery -- 0.6%
                       Caterpillar, Inc. ..........................................       5,300       306,181
                       Multi-Industry -- 3.1%
                       General Electric Co. .......................................      36,600     1,282,830
                       Ingersoll-Rand Co. Ltd., Class A............................       6,500       262,405
                                                                                                  ------------
                                                                                                    4,068,135
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.8%
                       Broadcasting & Media -- 3.3%
                       Time Warner, Inc.+..........................................      58,200     1,015,008
                       Viacom, Inc., Class B.......................................      20,200       658,520
                       Leisure & Tourism -- 0.5%
                       Starwood Hotels & Resorts Worldwide, Inc.(6) ...............       4,600       293,756
                                                                                                  ------------
                                                                                                    1,967,284
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 11.8%
                       Communication Equipment -- 0.7%
                       QUALCOMM, Inc. .............................................       8,300       357,564
                       Computers & Business Equipment -- 1.1%
                       Dell, Inc.+.................................................      10,400       311,896
                       EMC Corp.+..................................................      20,200       275,124
                       Electronics -- 1.6%
                       Analog Devices, Inc. .......................................       4,800       172,176
                       Intel Corp. ................................................      18,600       464,256
                       Texas Instruments, Inc. ....................................       5,300       169,971
                       Internet Content -- 2.3%
                       Google, Inc., Class A.......................................         700       290,402
                       Yahoo!, Inc.+...............................................      22,600       885,468
                       Software -- 3.0%
                       Microsoft Corp. ............................................      57,800     1,511,470

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.1%
                       Amdocs, Ltd.+...............................................       5,900   $   162,250
                       Cisco Systems, Inc.+(2).....................................      18,500       316,720
                       Corning, Inc.+..............................................      26,400       519,024
                       Sprint Nextel Corp. ........................................      23,961       559,729
                                                                                                  ------------
                                                                                                    5,996,050
                                                                                                  ------------
                       MATERIALS -- 1.8%
                       Metals & Minerals -- 1.8%
                       Cameco Corp. ...............................................       4,800       304,272
                       Newmont Mining Corp. .......................................       6,600       352,440
                       Rio Tinto PLC Sponsored ADR.................................       1,420       259,562
                                                                                                  ------------
                                                                                                      916,274
                                                                                                  ------------
                       UTILITIES -- 1.6%
                       Electric Utilities -- 1.6%
                       Dominion Resources, Inc. ...................................       4,500       347,400
                       PG&E Corp.+.................................................      12,600       467,712
                                                                                                  ------------
                                                                                                      815,112
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $30,379,376).......................                33,721,951
                                                                                                  ------------

                                                                                     PRINCIPAL
                       ASSET-BACKED SECURITIES -- 3.0%                                 AMOUNT
                       ---------------------------------------------------------------------------------------
                       FINANCE -- 3.0%
                       Banc of America Commercial Mtg., Inc., Series 2005 6 A4
                         5.18% due 09/10/47(1).....................................  $   55,000        55,575
                       Bank One Issuance Trust, Series 2002-A3 3.59% due
                         05/17/10..................................................     100,000        98,000
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% due 08/15/38(1)........................     100,000        98,431
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2 4.74% due 03/13/40(1).........................     100,000        97,762
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4 4.68% due 08/13/39(1).........................     100,000        97,306
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6 4.83% due 11/11/41(1)........................     100,000        97,584
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         due 04/15/08..............................................      52,519        52,480
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................      50,670        50,586
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due
                         02/15/08..................................................      60,973        60,473
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         due 02/09/09..............................................     100,000       100,099
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................     100,000        92,831
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due
                         12/06/07..................................................      43,843        43,686
                       Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due
                         01/15/10..................................................      40,000        39,610
                       Greenwich Capital Commercial Funding Corp., Series 2005 GG5
                         A5 5.22% due 04/10/37(1)..................................     110,000       110,487
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         due 03/17/08..............................................      60,725        60,054
                       J.P. Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDP5 A4 5.18% due 12/15/44(1)........................      70,000        70,831
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         due 06/15/09..............................................     100,000       100,248
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2
                         2A2 4.56% due 03/25/35(5).................................      60,873        59,743
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4
                         2A2 4.53% due 04/25/35(5).................................      65,665        64,474
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% due
                         02/20/10..................................................      61,649        61,196
                                                                                                  ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,542,415).............                 1,511,456
                                                                                                  ------------

---------------------
    54

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES -- 28.1%                                          AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.1%
                       Centex Corp. 5.80% due 09/15/09.............................  $  100,000   $   101,290
                       DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12.........     100,000       107,900
                       Federated Department Stores, Inc. 6.63% due 04/01/11........     100,000       106,181
                       Staples, Inc. 7.13% due 08/15/07............................      65,000        67,136
                       Target Corp. 3.38% due 03/01/08.............................     100,000        97,157
                       Wal-Mart Stores, Inc. 4.38% due 07/12/07....................      85,000        84,611
                                                                                                  ------------
                                                                                                      564,275
                                                                                                  ------------
                       ENERGY -- 0.2%
                       Valero Energy Corp. 6.88% due 04/15/12......................     100,000       108,963
                                                                                                  ------------
                       FINANCE -- 4.8%
                       Ace Capital Trust II 9.70% due 04/01/30.....................     150,000       208,715
                       Allstate Corp. 5.00% due 08/15/14...........................      50,000        49,486
                       Ambac Financial Group, Inc. 5.95% due 12/05/35..............      55,000        56,320
                       American Express Co. 3.75% due 11/20/07.....................     100,000        98,162
                       Bank of America Corp. 5.38% due 06/15/14....................     100,000       101,651
                       BB&T Corp. 4.90% due 06/30/17...............................      25,000        24,263
                       Berkshire Hathaway Finance Corp. 4.63% due 10/15/13.........     100,000        97,541
                       Citigroup, Inc. 6.50% due 01/18/11..........................     100,000       106,550
                       CS First Boston USA, Inc. 4.88% due 01/15/15................      45,000        43,789
                       Doral Financial Corp. 7.84% due 10/10/06....................     100,000        99,500
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......     100,000       113,218
                       Financing Corp. Series 12, zero coupon due 12/06/13.........      25,000        17,124
                       Financing Corp. Series 13, zero coupon due 12/27/13.........      25,000        17,070
                       General Electric Capital Corp., Series MTNA 5.88% due
                         02/15/12..................................................     100,000       104,305
                       Hartford Life, Inc. 7.38% due 03/01/31......................     100,000       122,228
                       HSBC Finance Corp. 6.38% due 10/15/11.......................     100,000       105,708
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................     145,000       143,537
                       John Deere Capital Corp. 4.88% due 10/15/10.................      40,000        39,805
                       Liberty Mutual Insurance 7.88% due 10/15/26*................      75,000        86,184
                       Marsh & McLennan Cos., Inc. 5.38% due 07/15/14..............     100,000        98,422
                       MBIA, Inc. 6.63% due 10/01/28...............................     100,000       108,144
                       Metlife, Inc. 5.00% due 06/15/15............................      50,000        49,040
                       Morgan Stanley 5.30% due 03/01/13...........................     100,000       100,200
                       National Rural Utilities Cooperative Finance Corp. 3.88% due
                         02/15/08..................................................     100,000        97,846
                       Resolution Funding Corp. zero coupon due 04/15/14...........     350,000       240,061
                       Wachovia Corp. 3.63% due 02/17/09...........................     100,000        96,449
                       Willis North America, Inc. 5.63% due 07/15/15...............      15,000        14,994
                                                                                                  ------------
                                                                                                    2,440,312
                                                                                                  ------------
                       HEALTHCARE -- 0.4%
                       American Home Products Corp. 6.70% due 03/15/11.............     100,000       107,876
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................     100,000        99,511
                                                                                                  ------------
                                                                                                      207,387
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....     103,025       112,525
                       First Data Corp. 3.38% due 08/01/08.........................     100,000        95,631
                                                                                                  ------------
                                                                                                      208,156
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Comcast Corp. 5.65% due 06/15/35............................      50,000        46,007
                       Cox Enterprises, Inc. 8.00% due 02/15/07*...................     100,000       102,487
                       News America, Inc. 6.40% due 12/15/35.......................      55,000        55,436
                       Time Warner, Inc. 6.15% due 05/01/07........................     100,000       101,241
                                                                                                  ------------
                                                                                                      305,171
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       AT&T Wireless Services, Inc. 7.50% due 05/01/07.............  $  100,000   $   103,371
                       Comcast Cable Commercial Holdings 8.38% due 03/15/13........      50,000        57,874
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............     100,000       108,522
                                                                                                  ------------
                                                                                                      269,767
                                                                                                  ------------
                       MATERIALS -- 0.1%
                       Weyerhaeuser Co. 5.95% due 11/01/08.........................      53,000        54,071
                                                                                                  ------------
                       MUNICIPAL BONDS -- 0.2%
                       Illinois State General Obligation Pension 3.85% due
                         06/01/13..................................................      65,000        60,609
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............      55,000        52,075
                                                                                                  ------------
                                                                                                      112,684
                                                                                                  ------------
                       U.S. GOVERNMENT AGENCIES -- 12.7%
                       Federal Home Loan Mtg. Corp. 4.50% due 09/01/35.............     149,118       140,293
                       Federal Home Loan Mtg. Corp. 5.50% due January TBA..........     340,000       336,812
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............      26,382        27,154
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............       8,083         8,319
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/25.............      89,395        92,014
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/25.............      30,489        31,382
                       Federal National Mtg. Assoc. 4.50% due 08/01/19.............     414,247       403,712
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............     349,001       340,125
                       Federal National Mtg. Assoc. 4.50% due 09/01/35.............     125,000       117,721
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............      18,596        18,427
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............     508,253       503,546
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............      32,807        32,508
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............     721,751       714,407
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............     125,541       124,264
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............      50,706        49,308
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............     112,159       109,066
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............      69,791        67,759
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............     220,991       214,093
                       Federal National Mtg. Assoc. 5.00% due 09/01/35.............     420,661       407,603
                       Federal National Mtg. Assoc. 5.00% due 12/01/35.............     225,001       218,017
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............     501,958       498,276
                       Federal National Mtg. Assoc. 5.50% due 11/01/35.............      50,106        49,629
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............     149,272       150,683
                       Federal National Mtg. Assoc. 6.50% due 08/01/28.............      27,088        27,904
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........     321,864       324,075
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........      73,084        74,922
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       4,757         4,982
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........      25,179        26,367
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       4,858         5,088
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........     167,413       175,313
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........     179,398       187,865
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      30,755        32,206
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      37,901        39,685
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........       4,853         5,072
                       Government National Mtg. Assoc. 6.50% due 05/15/33..........     158,774       165,873
                       Government National Mtg. Assoc. 6.50% due 02/15/35..........     191,302       199,933
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........      29,560        31,050
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........     197,658       207,623
                       Tennessee Valley Authority 4.38% due 06/15/15...............     300,000       290,711
                                                                                                  ------------
                                                                                                    6,453,787
                                                                                                  ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 6.4%
                       United States Treasury Bonds 6.25% due 08/15/23.............     875,000     1,044,873
                       United States Treasury Notes 2.25% due 02/15/07.............     200,000       195,227
                       United States Treasury Notes 3.50% due 02/15/10.............     200,000       193,453
                       United States Treasury Notes 3.88% due 07/15/10.............     325,000       318,525
                       United States Treasury Notes 4.25% due 10/15/10.............     325,000       323,299

---------------------
    56

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS (continued)
                       United States Treasury Notes 4.25% due 08/15/15.............  $   75,000   $    74,030
                       United States Treasury Notes 4.38% due 12/15/10.............   1,125,000     1,125,879
                                                                                                  ------------
                                                                                                    3,275,286
                                                                                                  ------------
                       UTILITIES -- 0.6%
                       Dominion Resources, Inc. 4.13% due 02/15/08.................     100,000        98,146
                       Kinder Morgan, Inc. 6.50% due 09/01/12......................     100,000       105,938
                       NSTAR 8.00% due 02/15/10....................................     100,000       110,794
                                                                                                  ------------
                                                                                                      314,878
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $14,160,451)......................                14,314,737
                                                                                                  ------------
                       FOREIGN BONDS & NOTES -- 1.0%
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.1%
                       Diageo Capital, PLC 4.38% due 05/03/10......................      50,000        48,769
                                                                                                  ------------
                       FINANCE -- 0.6%
                       Axa 8.60% due 12/15/30......................................     100,000       133,634
                       ChevronTexaco Capital Co. 3.50% due 09/17/07................     100,000        97,963
                       Telecom Italia Capital 5.25% due 10/01/15...................      85,000        82,559
                                                                                                  ------------
                                                                                                      314,156
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Deutsche Telekom 8.75% due 06/15/30.........................      50,000        63,593
                                                                                                  ------------
                       UTILITIES -- 0.2%
                       Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*.......     100,000       101,614
                                                                                                  ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $524,201).................                   528,132
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,606,443)....                50,076,276
                                                                                                  ------------
                       SHORT-TERM INVESTMENT SECURITIES -- 0.2%
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 0.2%
                       United States Treasury Bills Disc. Notes 3.97% due 02/02/06
                         (cost $99,660)(2).........................................     100,000        99,660
                                                                                                  ------------
                       REPURCHASE AGREEMENT -- 2.0%
                       ---------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account
                         (cost $1,005,000)(2)(3)(4)................................   1,005,000     1,005,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $47,711,103)@                             100.4%                    51,180,936
                       Liabilities in excess of other assets --           (0.4)                      (193,207)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $50,987,729
                                                                         ======                   ============

                                                           ---------------------

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities.At December 31, 2005, the aggregate value of these securities was $290,284 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               # Security represents an investment in an affiliated company, see Note 11.
               @ See Note 6 for cost of investments on a tax basis
              (1) Commercial Mortgage-Backed Security
              (2) The security or a portion thereof represents collateral for open futures contracts.
              (3) See Note 2 for details of Joint Repurchase Agreement
              (4) The security or a portion thereof represents collateral for
                  TBAs.
              (5) Collateralized Mortgage Obligation
              (6) Consist of more than one class of securities traded together as a unit.
              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                   UNREALIZED
                        NUMBER OF                                   EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                        CONTRACTS            DESCRIPTION               DATE     TRADE DATE   DECEMBER 31, 2005   (DEPRECIATION)
                       --------------------------------------------------------------------------------------------------------
                       24    Short  Russell 2000 Index............  March 2006  $1,660,711      $1,627,920          $32,791
                        3    Long   S&P 500 EMINI.................  March 2006    191,136          188,220           (2,916)
                        4    Long   U.S. Treasury 5 YR Note.......  March 2006    424,200          425,375            1,175
                        6    Long   U.S. Treasury 10 YR Note......  March 2006    652,073          656,438            4,365
                                                                                                                    --------
                                                                                                                    $35,415
                                                                                                                    ========

              See Notes to Financial Statements

---------------------
    58

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.....................    17.9%
      Finance......................................    14.2
      U.S. Government Obligations..................    13.9
      Information Technology.......................    13.1
      Healthcare...................................    12.4
      Consumer Staples.............................     7.7
      Industrial & Commercial......................     7.1
      Information & Entertainment..................     5.3
      Energy.......................................     4.2
      Repurchase Agreement.........................     4.2
      Materials....................................     2.9
      Consumer Discretionary.......................     2.3
      Real Estate..................................     0.7
      Utilities....................................     0.4
      U.S. Government Agencies.....................     0.2
                                                      ------
                                                      106.5%
                                                      ======

      COUNTRY ALLOCATION*
      United States................................    52.4%
      Japan........................................     9.4
      Switzerland..................................     6.3
      United Kingdom...............................     5.7
      France.......................................     4.4
      Canada.......................................     2.8
      Australia....................................     2.7
      Denmark......................................     2.5
      Sweden.......................................     2.5
      Italy........................................     2.2
      Poland.......................................     1.9
      Norway.......................................     1.8
      Singapore....................................     1.8
      Netherlands..................................     1.7
      Taiwan.......................................     1.5
      Austria......................................     1.0
      Spain........................................     1.0
      Brazil.......................................     0.8
      Germany......................................     0.7
      Mexico.......................................     0.7
      Cayman Island................................     0.5
      Hong Kong....................................     0.5
      Ireland......................................     0.5
      China........................................     0.4
      Finland......................................     0.3
      South Korea..................................     0.3
      Israel.......................................     0.2
                                                      ------
                                                      106.5%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2005

                                                                                                          VALUE
                       COMMON STOCK -- 69.8%                                                SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 9.8%
                       Aerospace & Military Technology -- 0.5%
                       General Dynamics Corp.(8)...................................            1,700   $   193,885
                       Broadcasting & Media -- 1.3%
                       Omnicom Group, Inc. ........................................            2,200       187,286
                       Viacom, Inc., Class B.......................................            5,915       192,820
                       XM Satellite Radio Holdings, Inc., Class A+.................            4,600       125,488
                       Communication Equipment -- 0.7%
                       Qualcomm, Inc. .............................................            6,100       262,788
                       Computers & Business Equipment -- 0.5%
                       Dell, Inc.+(8)..............................................            5,600       167,944
                       EMC Corp.+..................................................            2,800        38,136
                       Drugs -- 2.0%
                       Amylin Pharmaceuticals, Inc.+...............................              800        31,936
                       Cephalon, Inc.+.............................................            1,200        77,688
                       Eli Lilly & Co. ............................................            3,900       220,701
                       Forest Laboratories, Inc.+(8)...............................            3,800       154,584
                       Genzyme Corp.+(8)...........................................              900        63,702
                       ICOS Corp.+.................................................            3,200        88,416
                       Schering-Plough Corp. ......................................            8,200       170,970
                       Energy Services -- 0.4%
                       Transocean Sedco Forex, Inc.+...............................            2,400       167,256
                       Financial Services -- 0.6%
                       Citigroup, Inc.(8)..........................................            5,300       257,209
                       Health Services -- 0.8%
                       UnitedHealth Group, Inc. ...................................            5,400       335,556
                       Internet Content -- 1.3%
                       Yahoo!, Inc.+(8)............................................           13,400       525,012
                       Retail -- 0.2%
                       Staples, Inc.(8)............................................            4,300        97,653
                       Software -- 0.4%
                       Mercury Interactive Corp.+..................................            2,500        69,475
                       Network Appliance, Inc.+....................................            3,600        97,200
                       Telecommunications -- 1.1%
                       Cisco Systems, Inc.+........................................           12,100       207,152
                       Corning, Inc.+..............................................           10,600       208,396
                       Crown Castle International Corp.+(8)........................            1,400        37,674
                                                                                                       ------------
                                                                                                         3,978,927
                                                                                                       ------------

---------------------
    60

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY -- 23.2%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................            4,700   $   330,128
                       Lockheed Martin Corp. ......................................              400        25,452
                       Rockwell Collins, Inc. .....................................            2,700       125,469
                       United Technologies Corp. ..................................            3,500       195,685
                       Banks -- 1.2%
                       Bank of America Corp.(8)....................................           10,200       470,730
                       Broadcasting & Media -- 0.6%
                       Comcast Corp., Class A+.....................................            2,900        75,284
                       Time Warner, Inc.+..........................................           10,500       183,120
                       Business Services -- 0.3%
                       Accenture, Ltd., Class A+...................................            4,400       127,028
                       Computers & Business Equipment -- 0.2%
                       SanDisk Corp.+..............................................            1,100        69,102
                       Drugs -- 2.0%
                       Abbott Laboratories.........................................            4,700       185,321
                       Amgen, Inc.+................................................            8,000       630,880
                       Energy Services -- 0.8%
                       Noble Corp.+................................................            3,000       211,620
                       Schlumberger, Ltd. .........................................            1,300       126,295
                       Energy Sources -- 1.5%
                       ConocoPhillips..............................................            7,000       407,260
                       Exxon Mobil Corp. ..........................................            4,200       235,914
                       Financial Services -- 1.5%
                       Capital One Financial Corp. ................................            2,300       198,720
                       Legg Mason, Inc. ...........................................              500        59,845
                       Merrill Lynch & Co., Inc. ..................................            2,700       182,871
                       Nasdaq Stock Market, Inc. ..................................            4,900       172,382
                       Food, Beverage & Tobacco -- 1.6%
                       Altria Group, Inc.(8).......................................            4,900       366,128
                       PepsiCo, Inc. ..............................................            4,800       283,584
                       Health Services -- 0.7%
                       Aetna, Inc. ................................................            2,600       245,206
                       Covance, Inc.+..............................................              800        38,840
                       Household & Personal Products -- 1.7%
                       Procter & Gamble Co. .......................................           11,855       686,167
                       Insurance -- 0.8%
                       Hartford Financial Services Group, Inc. ....................            3,600       309,204
                       Internet Content -- 0.7%
                       Google, Inc.+...............................................              700       290,402
                       Leisure & Tourism -- 1.3%
                       Hilton Hotels Corp. ........................................            8,500       204,935
                       Yum! Brands, Inc. ..........................................            7,182       336,692
                       Medical Products -- 1.0%
                       Medtronic, Inc. ............................................            6,900       397,233

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................           12,500   $   369,625
                       Cameco Corp. ...............................................            2,600       164,814
                       Multi-Industry -- 0.3%
                       General Electric Co. .......................................            3,200       112,160
                       Real Estate Companies -- 0.2%
                       CB Richard Ellis Group, Inc., Class A+......................            1,000        58,850
                       Software -- 2.6%
                       Adobe Systems, Inc. ........................................            5,100       188,496
                       Electronic Arts, Inc.+......................................            4,200       219,702
                       Microsoft Corp.(8)..........................................           25,200       658,980
                       Telecommunications -- 0.7%
                       Sprint Corp. ...............................................           11,443       267,309
                       Transportation -- 0.5%
                       Southwest Airlines Co. .....................................           13,000       213,590
                                                                                                       ------------
                                                                                                         9,425,023
                                                                                                       ------------
                       GLOBAL CAPITAL APPRECIATION -- 2.5%
                       Canada -- 0.1%
                       Cognos, Inc.+ (Information Technology)......................              750        26,033
                       Finland -- 0.3%
                       Nokia Oyj Sponsored ADR (Information Technology)............            6,600       120,780
                       Ireland -- 0.5%
                       Ryanair Holdings PLC Sponsored ADR (Information &
                         Entertainment)............................................            3,900       218,361
                       Italy -- 0.1%
                       Geox SpA (Consumer Discretionary)...........................            5,283        58,136
                       Japan -- 0.5%
                       Shionogi & Co., Ltd. (Healthcare)...........................           13,000       183,092
                       Switzerland -- 0.5%
                       UBS AG (Finance)............................................            2,200       209,330
                       United Kingdom -- 0.5%
                       Astrazeneca PLC Sponsored ADR (Drugs).......................            3,900       189,540
                                                                                                       ------------
                                                                                                         1,005,272
                                                                                                       ------------
                       GLOBAL CORE EQUITY -- 34.3%
                       Australia -- 0.8%
                       Santos, Ltd. (Energy).......................................           34,404       308,964
                       Brazil -- 0.8%
                       Companhia Vale do Rio Doce ADR (Materials)+.................            8,100       333,234
                       Canada -- 0.4%
                       Canadian Pacific Railway, Ltd. (Industrial & Commercial)....            2,100        87,996
                       Petro-Canada (New York) (Energy)............................            1,934        77,534
                       China -- 1.1%
                       China Petroleum & Chemical Corp., Class H (Energy)..........          306,000       150,955
                       Chunghwa Telecom Co., Ltd. ADR (Telecommunications) ........           12,600       231,210
                       Suntech Power Holdings Co., Ltd. ADR (Energy Sources).......            2,100        57,225

---------------------
    62

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       France -- 4.4%
                       Cie Generale d'Optique Essilor International SA
                         (Healthcare)+.............................................            4,600   $   371,413
                       Electricite de France (Utilities)...........................            4,262       161,364
                       LVMH Moet Hennessy Louis Vuitton SA (Industrial &
                         Commercial)...............................................            3,722       330,706
                       Peugeot SA (Consumer Discretionary).........................            6,166       355,506
                       Sanofi-Synthelabo SA (Healthcare)...........................            6,659       583,386
                       Germany -- 0.2%
                       Muenchener Ruckversicherungs-Gesellschaft AG (Finance)......              450        60,937
                       Hong Kong -- 0.5%
                       Sun Hung Kai Properties, Ltd. (Real Estate)+................           22,000       214,931
                       Italy -- 2.1%
                       Banca Intesa SpA (Finance)..................................           82,327       436,165
                       UniCredito Italiano SpA (Finance)...........................           59,770       411,833
                       Japan -- 8.9%
                       East Japan Railway Co. (Industrial & Commercial)............               61       419,477
                       Eisai Co., Ltd. (Healthcare)+...............................            6,500       272,820
                       Japan Tobacco, Inc. (Consumer Staples)......................               25       364,608
                       Mitsubishi Heavy Industries, Ltd. (Industrial &
                         Commercial)...............................................           68,000       299,826
                       Mitsubishi Tokyo Financial Group, Inc. (Finance)+...........               27       366,304
                       Nippon Telephone & Telegraph Corp. (Information
                         Technology)...............................................               42       190,885
                       Obayashi Corp. (Industrial & Commercial)....................           44,000       324,212
                       Promise Co., Ltd. (Finance).................................            4,950       329,482
                       Seven & I Holdings Co., Ltd. (Consumer Discretionary).......            7,740       331,428
                       Shinsei Bank (Finance)......................................           11,000        63,611
                       Sony Corp. (Information & Entertainment)....................            6,500       265,655
                       Takefuji Corp. (Finance)+...................................            5,700       387,137
                       Mexico -- 0.9%
                       America Movil SA de CV ADR (Telecommunications)(8)..........            4,800       140,448
                       Grupo Televisa SA (Information & Entertainment).............           29,200       116,718
                       Wal-Mart de Mexico SA de CV, Series V (Consumer
                         Discretionary)............................................           20,000       110,980
                       Netherlands -- 1.7%
                       Koninklijke (Royal) Philips Electronics NV (Information
                         Technology)...............................................           14,825       460,722
                       Koninklijke Ahold NV (Consumer Staples)+....................           28,266       211,828
                       South Korea -- 0.3%
                       Samsung Electronics Co., Ltd. (Information Technology)......              191       124,518
                       Spain -- 1.0%
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................           23,848       425,763
                       Sweden -- 0.6%
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................           72,180       248,035
                       Switzerland -- 5.7%
                       Credit Suisse Group (Finance)+..............................            7,205       367,364
                       Logitech International SA (Information Technology)..........            2,341       110,009
                       Nestle SA (Consumer Staples)................................            2,637       788,662
                       Roche Holding AG (Healthcare)...............................            2,218       333,025
                       UBS AG (Finance)(8).........................................            4,760       453,161
                       Zurich Financial Services AG (Finance)+.....................            1,277       272,105
                       Taiwan -- 1.5%
                       AU Optronics Corp. ADR (Electronics)........................            3,400        51,034
                       Chi Mei Optoelectronics Corp. (Information Technology)......          178,296       263,969
                       Hon Hai Precision Industry Co., Ltd. (Industrial &
                         Commercial)...............................................           16,740        91,792
                       Yuanta Core Pacific Securities Co. (Finance)................          266,000       185,158
                       United Kingdom -- 3.4%
                       AstraZeneca PLC (Healthcare)(8).............................            9,632       468,818
                       EMI Group PLC (Information & Entertainment)+................           52,248       217,990

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       United Kingdom (continued)
                       Reckitt Benckiser PLC (Consumer Staples)....................           12,082   $   399,112
                       Rio Tinto PLC (Materials)...................................            6,439       294,129
                                                                                                       ------------
                                                                                                        13,924,144
                                                                                                       ------------
                       TOTAL COMMON STOCK (cost $25,259,148).......................                     28,333,366
                                                                                                       ------------

                       PREFERRED STOCK -- 0.0%
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible) (cost
                         $0)+(1)(2)(3).............................................            1,125             0
                                                                                                       ------------

                                                                                          PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.3%                                    AMOUNT(7)
                       --------------------------------------------------------------------------------------------
                       CORE BOND -- 0.3%
                       Finance -- 0.3%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 4.57% due
                         11/25/29(6)...............................................       $   11,978        11,991
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4 A3 5.61% due 11/15/33(4)........................           25,000        25,560
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% due 08/15/38(4)........................           25,000        24,608
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(4).....................................           20,000        18,566
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due
                         12/15/30(4)...............................................           25,000        26,260
                                                                                                       ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $108,806)...............                        106,985
                                                                                                       ------------
                       BONDS & NOTES -- 27.7%
                       --------------------------------------------------------------------------------------------
                       CORE BOND -- 9.8%
                       Energy -- 0.0%
                       Costilla Energy, Inc. 10.25% due 10/01/06+(2)(3)............          130,000             0
                       Finance -- 0.2%
                       Citigroup Funding, Inc. 2.15% due 10/18/07(2)...............          105,000        99,794
                       Healthcare -- 0.0%
                       MEDIQ/PRN Life Support Services, Inc. 11.00% due
                         06/01/08+(2)(3)...........................................           80,000             0
                       Materials -- 0.0%
                       Consumers International, Inc. 10.25% due 04/01/05+(2)(3)....           50,000             0
                       International Paper Co. 5.38% due 08/11/06..................  EUR      10,000        12,007
                       U.S. Government Agencies -- 0.2%
                       Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(6)..........           48,624        49,780
                       Federal National Mtg. Assoc. 4.79% due 11/01/12.............           25,000        24,739
                       Federal National Mtg. Assoc. 7.54% due 04/01/10.............           14,240        15,347
                       U.S. Government Obligations -- 9.4%
                       United States Treasury Bonds 5.38% due 02/15/31.............           95,000       106,712
                       United States Treasury Notes 2.88% due 11/30/06.............        2,410,000     2,376,580
                       United States Treasury Notes TIPS 3.38% due 01/15/07........        1,307,498     1,317,101
                       Utilities -- 0.0%
                       Virginia Electric & Power Co., Series A 5.38% due
                         02/01/07..................................................           10,000        10,037
                                                                                                       ------------
                                                                                                         4,012,097
                                                                                                       ------------

---------------------
    64

                                                                                          PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                          AMOUNT(7)      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND -- 17.9%
                       Australia -- 2.0%
                       Commonwealth of Australia, Series 415 6.25% due 04/15/15....  AUD     320,000   $   252,420
                       Commonwealth of Australia 5.75% due 06/15/11................  AUD     715,000       537,280
                       Austria -- 1.0%
                       Republic of Austria 4.30% due 07/15/14......................  EUR     143,000       182,172
                       Republic of Austria 5.00% due 07/15/12*.....................  EUR     170,000       222,795
                       Canada -- 1.9%
                       Government of Canada 4.25% due 09/01/09.....................  CAD     120,000       104,444
                       Government of Canada 5.00% due 06/01/14.....................  CAD     165,000       152,414
                       Government of Canada 6.00% due 06/01/11.....................  CAD     235,000       222,373
                       Government of Canada, Series WL43 5.75% due 06/01/29........  CAD     260,000       279,356
                       Denmark -- 2.5%
                       Kingdom of Denmark 4.00% due 11/15/10.......................  DKK   3,645,000       606,518
                       Kingdom of Denmark 4.88% due 04/18/07(8)....................  EUR     220,000       267,086
                       Kingdom of Denmark 6.00% due 11/15/09.......................  DKK     335,000        58,924
                       Kingdom of Denmark 7.00% due 11/10/24.......................  DKK     330,000        77,038
                       Germany -- 0.5%
                       Federal Republic of Germany, Series 03 4.25% due 01/04/14...  EUR      35,000        44,343
                       Federal Republic of Germany, Series 05 4.00% due 01/04/37...  EUR     125,000       159,514
                       Isreal -- 0.2%
                       Goverment of Israel-Shahar 7.50% due 03/31/14...............  ILS     385,000        95,255
                       Mexico -- 0.2%
                       United Mexican States 10.00% due 12/05/24...................  MXN     575,000        61,132
                       Norway -- 1.8%
                       Kingdom of Norway 5.50% due 05/15/09........................  NOK   1,965,000       310,827
                       Kingdom of Norway 6.50% due 05/15/13........................  NOK   2,340,000       410,981
                       Poland -- 1.9%
                       Government of Poland 5.00% due 10/24/13.....................  PLN     955,000       292,200
                       Government of Poland 6.00% due 11/24/09.....................  PLN   1,500,000       479,817
                       Singapore -- 1.8%
                       Government of Singapore 3.63% due 07/01/11..................  SGD   1,140,000       705,356
                       Oversea-Chinese Banking Corp. 7.25% due 09/06/11............  EUR      15,000        21,037
                       Sweden -- 1.8%
                       Kingdom of Sweden 4.00% due 12/01/09........................  SEK   2,860,000       372,525
                       Kingdom of Sweden 4.50% due 08/12/15........................  SEK   1,845,000       254,717
                       Kingdom of Sweden 5.00% due 12/01/20........................  SEK     515,000        77,174
                       Kingdom of Sweden, Series 1043 5.00% due 01/28/09...........  SEK     310,000        41,327
                       United Kingdom -- 2.3%
                       United Kingdom Gilt Treasury Bond 4.25% due 03/07/36........  GBP     140,000       252,224
                       United Kingdom Gilt Treasury Bond 5.00% due 09/07/14........  GBP     290,000       530,978
                       United Kingdom Gilt Treasury Bond 5.75% due 12/07/09........  GBP      30,000        54,505
                       United Kingdom Gilt Treasury Bond 6.25% due 11/25/10........  GBP      55,000       103,340
                                                                                                       ------------
                                                                                                         7,230,072
                                                                                                       ------------
                       TOTAL BONDS & NOTES (cost $11,223,524)......................                     11,242,169
                                                                                                       ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,591,478)....                     39,682,520
                                                                                                       ------------

                                                           ---------------------

                                                                                          PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 4.5%                           AMOUNT(7)      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 4.5%
                       United States Treasury Bills 3.94% due 02/16/06(8)..........       $  100,000   $    99,508
                       United States Treasury Bills 4.03% due 04/06/06(8)..........        1,740,000     1,722,045
                                                                                                       ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,821,339)....                      1,821,553
                                                                                                       ------------
                       REPURCHASE AGREEMENT -- 4.2%
                       --------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $1,690,000)(5)(8)...................................        1,690,000     1,690,000
                                                                                                       ------------

                       TOTAL INVESTMENTS --
                         (cost $40,102,817)@                            106.5%                       43,194,073
                       Liabilities in excess of other assets --          (6.5)                       (2,627,724)
                                                                        ------                      ------------
                       NET ASSETS --                                    100.0%                      $40,566,349
                                                                        ======                      ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $222,795 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @ See Note 6 for cost of investments on a tax basis
              (1) Company has filed for Chapter 11 bankruptcy protection.
              (2) Fair valued security; See Note 2
              (3) Illiquid security
              (4) Collateralized Mortgage Obligation
              (5) See Note 2 for details of Joint Repurchase Agreement
              (6) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
              (7) Denominated in United States dollars unless otherwise
                  indicated.
              (8) The security or a portion thereof represents collateral for open futures contracts.
              ADR -- American Depository Receipt
              TIPS -- Treasury Inflation Protected Securities

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                        UNREALIZED
                        NUMBER OF                                        EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                        CONTRACTS               DESCRIPTION                 DATE     TRADE DATE   DECEMBER 31, 2005   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------------
                       15    Long   CME E-Mini S&P 500 Index...........  March 2006  $  955,678      $  941,100         $(14,578)
                        7    Short  Euro-Bobl..........................  March 2006     932,461         932,281              180
                        4    Long   Euro-Bund..........................  March 2006     570,907         574,865            3,958
                        1    Short  Financial Times Stock Exch. 100      March 2006      94,991          96,413           (1,422)
                                      Index............................
                        1    Long   LIFFE Gilt Index...................  March 2006     194,667         196,482            1,815
                       18    Short  Russell 2000 Index.................  March 2006   1,245,494       1,220,940           24,554
                        2    Long   U.S. Treasury 2 YR Note............  March 2006     410,237         410,375              138
                       11    Long   U.S. Treasury 5 YR Note............  March 2006   1,167,192       1,169,781            2,589
                        5    Long   U.S. Treasury 10 YR Note...........  March 2006     543,353         547,031            3,678
                                                                                                                        ---------
                                                                                                                        $ 20,912
                                                                                                                        =========

---------------------
    66

              OPEN FOREIGN BOND FORWARD CONTRACTS
              ------------------------------------------------------------------

                                                                                           VALUE AT       VALUE AS OF
                                DESCRIPTION            PRINCIPAL AMOUNT   DELIVERY DATE   TRADE DATE   DECEMBER 31, 2005
                       -------------------------------------------------------------------------------------------------
                       Japanese Government Bond,
                         Series 64 1.90% due
                         09/20/23....................
                                                         $ 36,500,000       01/27/06      $ 303,520        $ 310,504
                       Japanese Government Bond,
                         Series 64 1.90% due
                         09/20/23....................
                                                          (36,500,000)      01/27/06       (301,678)        (310,504)
                       Japanese Government Bond,
                         Series 82 2.10% due
                         09/20/25....................
                                                           33,300,000       01/27/06        279,013          287,753
                       Japanese Government Bond,
                         Series 82 2.10% due
                         09/20/25....................
                                                          (24,500,000)      01/27/06       (210,788)        (211,710)
                       Japanese Government Bond,
                         Series 213 1.40% due
                         06/22/09....................
                                                          104,200,000       01/27/06        899,825          908,746
                       Japanese Government Bond,
                         Series 213 1.40% due
                         06/22/09....................
                                                          (73,900,000)      01/27/06       (645,421)        (644,495)
                       Japanese Government Bond,
                         Series 234 1.40% due
                         09/20/11....................
                                                           38,950,000       01/27/06        334,658          337,966
                       Japanese Government Bond,
                         Series 234 1.40% due
                         09/20/11....................
                                                          (38,950,000)      01/27/06       (338,334)        (337,966)
                       Japanese Government Bond,
                         Series 255 1.50% due
                         09/20/13....................
                                                            5,900,000       01/27/06         50,292           50,833
                       Japanese Government Bond,
                         Series 255 1.50% due
                         09/20/13....................
                                                           (5,900,000)      01/27/06        (50,808)         (50,833)
                       Japanese Government Bond,
                         Series 264 1.50% due
                         09/20/14....................
                                                           48,200,000       01/27/06        407,280          412,492
                       Japanese Government Bond,
                         Series 264 1.50% due
                         09/20/14....................
                                                          (48,200,000)      01/27/06       (403,014)        (412,492)

                                                         UNREALIZED
                                                        APPRECIATION
                                DESCRIPTION            (DEPRECIATION)
                       ---------------------------------------------------------
                       Japanese Government Bond,
                         Series 64 1.90% due
                         09/20/23....................
                                                          $ 6,984
                       Japanese Government Bond,
                         Series 64 1.90% due
                         09/20/23....................
                                                           (8,826)
                       Japanese Government Bond,
                         Series 82 2.10% due
                         09/20/25....................
                                                            8,740
                       Japanese Government Bond,
                         Series 82 2.10% due
                         09/20/25....................
                                                             (922)
                       Japanese Government Bond,
                         Series 213 1.40% due
                         06/22/09....................
                                                            8,921
                       Japanese Government Bond,
                         Series 213 1.40% due
                         06/22/09....................
                                                              926
                       Japanese Government Bond,
                         Series 234 1.40% due
                         09/20/11....................
                                                            3,308
                       Japanese Government Bond,
                         Series 234 1.40% due
                         09/20/11....................
                                                              368
                       Japanese Government Bond,
                         Series 255 1.50% due
                         09/20/13....................
                                                              541
                       Japanese Government Bond,
                         Series 255 1.50% due
                         09/20/13....................
                                                              (25)
                       Japanese Government Bond,
                         Series 264 1.50% due
                         09/20/14....................
                                                            5,212
                       Japanese Government Bond,
                         Series 264 1.50% due
                         09/20/14....................
                                                           (9,478)
                                                          -------
                                                          $15,749
                                                          =======

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
                       ----------------------------------------------------------------------------
                       *ARS          257,000   USD           85,525     03/15/06      $   2,090
                       *BRL          780,000   USD          335,990     03/15/06          9,047
                       *CAD        1,793,000   USD        1,550,566     03/15/06          4,830
                       *CHF        2,835,000   USD        2,194,917     03/15/06         21,654
                       *CNY          413,000   USD           52,668     05/25/06            503
                       *GBP        1,589,000   USD        2,741,319     02/01/06          7,829
                       *HKD        2,320,000   USD          301,934     01/18/06          2,684
                       *IDR      321,376,000   USD           32,462     03/15/06            479
                       *NOK        8,100,000   USD        1,207,680     03/15/06          2,523
                       *NZD          577,000   USD          400,571     03/15/06          9,024
                       *SEK        8,982,000   USD        1,139,025     03/15/06          2,283
                       *SKK        1,322,000   USD           41,749     03/15/06            260
                       *USD          298,923   HKD        2,320,000     01/18/06            327
                       *USD        1,866,115   JPY      221,219,000     02/01/06         17,126
                       *USD        9,113,035   EUR        7,711,000     02/01/06         32,084
                        USD           19,355   HKD          150,000     03/15/06              2
                       *USD          164,875   ILS          760,000     03/15/06            219
                       *USD          220,469   TRY          304,000     03/15/06            387
                       *USD          218,662   CLP      112,503,000     03/15/06            897
                       *USD          248,480   PHP       13,317,000     03/15/06          1,131
                       *USD          257,763   SGD          430,000     03/15/06          1,518
                       *USD          131,639   INR        6,040,000     03/15/06          2,033
                       *USD          639,634   ZAR        4,107,000     03/15/06          6,026
                       *USD          759,416   THB       31,525,000     03/15/06          7,769
                       *USD          896,162   TWD       29,495,000     03/15/06          8,164
                       *USD          817,693   KRW      843,324,000     03/15/06         17,297
                       *USD           46,723   MXN          546,000     05/25/06          3,890
                       *USD          116,984   CNY          932,000     08/14/06          1,743
                                                                                      ----------
                                                                                      $ 163,819
                                                                                      ----------

                                                           ---------------------

              ------------------------------------------------------------------

                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
                       ----------------------------------------------------------------------------
                       *AUD        1,878,000   USD        1,375,065     02/01/06      $    (223)
                       *CLP       52,862,000   USD          102,390     03/15/06           (774)
                       *CNY          932,000   USD          117,913     08/14/06           (814)
                       *CNY          586,000   USD           74,721     09/20/06           (168)
                       *COP      372,840,000   USD          162,741     03/15/06            (73)
                        DKK        4,719,000   USD          751,370     03/15/06           (533)
                       *EUR        9,050,000   USD       10,675,504     02/01/06        (57,647)
                       *HUF       19,268,000   USD           88,792     03/16/06         (1,258)
                       *ILS        1,046,000   USD          227,004     03/15/06           (218)
                       *INR        1,461,000   USD           31,644     03/15/06           (690)
                       *JPY      421,825,000   USD        3,590,661     02/01/06           (341)
                       *KRW      336,000,000   USD          330,817     03/15/06         (1,862)
                       *MXN        7,498,000   USD          698,923     03/15/06           (561)
                       *MXN          546,000   USD           47,494     05/25/06         (3,118)
                       *PHP        7,642,000   USD          142,291     03/15/06           (949)
                       *PLN        2,536,000   USD          776,437     03/15/06         (4,269)
                       *SGD        1,371,000   USD          823,717     03/15/06         (2,968)
                       *THB       29,639,000   USD          717,249     03/15/06         (4,039)
                       *TRY          293,000   USD          212,478     03/15/06           (386)
                       *TWD       34,441,000   USD        1,045,299     03/15/06        (10,672)
                       *USD        2,417,715   GBP        1,395,000     02/01/06        (17,956)
                       *USD          796,758   AUD        1,085,000     02/01/06         (2,196)
                       *USD          440,872   NZD          627,000     03/15/06        (15,396)
                       *USD          613,954   BRL        1,437,000     03/15/06        (11,626)
                       *USD        1,740,741   CAD        2,006,000     03/15/06        (11,378)
                       *USD          556,883   NOK        3,672,000     03/15/06        (10,545)
                       *USD          338,088   CHF          433,000     03/15/06         (6,158)
                       *USD          162,909   ARS          490,000     03/15/06         (3,830)
                       *USD          153,795   SEK        1,200,000     03/15/06         (1,925)
                       *USD          436,148   MXN        4,662,000     03/15/06         (1,232)
                       *USD           66,689   PLN          213,000     03/15/06         (1,117)
                       *USD           63,686   IDR      630,638,000     03/15/06           (926)
                       *USD          156,387   COP      356,465,000     03/15/06           (723)
                        USD           28,621   CZK          690,000     03/15/06           (404)
                       *USD           46,764   SKK        1,481,000     03/15/06           (285)
                        USD           84,203   RUB        2,420,000     03/15/06           (208)
                       *USD           80,010   HUF       17,096,000     03/16/06           (111)
                       *USD           52,453   CNY          413,000     05/25/06           (287)
                       *USD          307,161   CNY        2,403,000     09/20/06            (66)
                       *ZAR        4,069,000   USD          634,479     03/15/06         (5,207)
                                                                                      ----------
                                                                                       (183,139)
                                                                                      ----------
                                Net Unrealized Appreciation (Depreciation)......      $ (19,320)
                                                                                      ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Chinese Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS  -- Israeli Shekel
INR -- Indian Rupee
JPY  -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

              See Notes to Financial Statements

---------------------
    68

                      (This page intentionally left blank)

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2005

                                                  GOVERNMENT AND       ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO        PORTFOLIO
   -----------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $        --     $924,956,749    $427,700,544
   Long-term investment
     securities, at value
     (affiliated)*...............           --               --       1,614,375
   Short-term investment
     securities, at value*.......   13,125,888               --              --
   Repurchase agreements (cost
     equals market value)........      115,000        5,050,000      15,145,000
                                   ---------------------------------------------
   Total investments.............   13,240,888      930,006,749     444,459,919
                                   ---------------------------------------------
   Cash..........................        3,147              926          24,200
   Foreign cash*.................           --               --           6,225
   Receivable for --
     Fund shares sold............      351,477       12,263,117         945,426
     Dividends and interest......       36,953        7,641,018       1,749,222
     Investments sold............           --               --       2,734,915
   Prepaid expenses and other
     assets......................          132            8,481          44,598
   Variation margin on futures
     contracts...................           --           16,730              --
   Unrealized appreciation on
     foreign bond forward
     contracts...................           --               --              --
   Unrealized appreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total assets..................   13,632,597      949,937,021     449,964,505
                                   ---------------------------------------------



   LIABILITIES:
   Payables for --
     Fund shares redeemed........       23,036        2,942,306         783,232
     Investments purchased.......           --          657,961       2,156,624
     Investment advisory and
       management fees...........        5,629          436,710         232,411
     Service fees -- Class 2.....           --           17,655           4,132
     Service fees -- Class 3.....           --           62,466           3,787
     Trustees' fees and
       expenses..................       13,515          108,817          13,868
   Other accrued expenses........       41,699          210,152         107,479
   Variation margin on futures
     contracts...................           --               --              --
   Due to custodian..............           --               --              --
   Unrealized depreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total liabilities.............       83,879        4,436,067       3,301,533
                                   ---------------------------------------------
   Net assets....................  $13,548,718     $945,500,954    $446,662,972
                                   =============================================
   NET ASSETS REPRESENTED BY:
   Capital paid in...............  $13,548,718     $913,401,130    $399,167,418
   Accumulated undistributed net
     investment income (loss)....           --       33,420,886      13,469,462
   Accumulated undistributed net
     realized gain (loss) on
     investments, options
     contracts, futures contracts
     and foreign exchange
     transactions................           --       (5,737,701)     (9,497,950)
   Unrealized appreciation
     (depreciation) on
     investments.................           --        4,453,951      43,524,039
   Unrealized appreciation
     (depreciation) on futures
     contracts and foreign bond
     forward contracts...........           --          (37,312)             --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............           --               --               3
                                   ---------------------------------------------
                                   $13,548,718     $945,500,954    $446,662,972
                                   =============================================
   Class 1 (unlimited shares
     authorized):
     Net assets..................  $13,548,718     $500,353,750    $396,375,806
     Shares of beneficial
       interest issued and
       outstanding...............   13,548,718       33,846,125      26,443,557
     Net asset value, offering
       and redemption price per
       share.....................  $      1.00     $      14.78    $      14.99
                                   =============================================
   Class 2 (unlimited shares
     authorized):
     Net assets..................  $        --     $140,494,316    $ 32,146,044
     Shares of beneficial
       interest issued and
       outstanding...............           --        9,509,048       2,147,895
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.77    $      14.97
                                   =============================================
   Class 3 (unlimited shares
     authorized):
     Net assets..................  $        --     $304,652,888    $ 18,141,122
     Shares of beneficial
       interest issued and
       outstanding...............           --       20,649,170       1,213,774
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.75    $      14.95
                                   =============================================
   ---------------
   * Cost
       Long-term investment
         securities
         (unaffiliated)..........  $        --     $920,502,798    $384,305,797
                                   =============================================
       Long-term investment
         securities
         (affiliated)............  $        --     $         --    $  1,485,083
                                   =============================================
       Short-term investment
         securities..............  $13,125,888     $         --    $         --
                                   =============================================
       Foreign cash..............  $        --     $         --    $      6,202
                                   =============================================

    See Notes to Financial Statements
---------------------
    70

---------------------

         GROWTH AND                       CAPITAL          NATURAL                       STRATEGIC
           INCOME          GROWTH       APPRECIATION      RESOURCES      MULTI-ASSET    MULTI-ASSET
          PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
        --------------------------------------------------------------------------------------------
         $17,993,533    $773,460,782   $1,428,586,880   $316,621,263     $49,737,310    $39,682,520
             196,161       7,167,698               --             --         338,967             --
                  --              --               --             --          99,660      1,821,553
                  --      20,070,000       43,805,000     11,720,000       1,005,000      1,690,000
        --------------------------------------------------------------------------------------------
          18,189,694     800,698,480    1,472,391,880    328,341,263      51,180,937     43,194,073
        --------------------------------------------------------------------------------------------
                  --           1,916            1,160          4,997         102,663            935
                  --              --          182,970         46,277              --         22,320
                 396       3,536,633        2,759,804        999,018             526            110
              20,900         670,369        1,602,387        202,015         183,974        191,957
                  --       2,795,469        3,816,111             --              --      2,554,034
                 174          59,843          136,638          1,807             508         67,201
                  --              --               --             --           2,546             --
                  --              --               --             --              --         15,749
                  --              --               --             --              --        163,819
        --------------------------------------------------------------------------------------------
          18,211,164     807,762,710    1,480,890,950    329,595,377      51,471,154     46,210,198
        --------------------------------------------------------------------------------------------
               3,882       1,725,695        8,231,963      4,115,646          28,122         28,824
                  --       3,633,698           35,369             --         336,148      5,330,451
              11,042         459,857          886,840        209,708          43,870         34,562
                  --          10,393           17,485          4,899              --             --
                  --          32,085           57,485         12,727              --             --
               7,417         112,534          197,157         13,195          26,262         17,508
              42,678         148,651          251,491         91,477          49,023         47,355
                  --              --               --             --              --          2,010
              56,238              --               --             --              --             --
                  --              --               --             --              --        183,139
        --------------------------------------------------------------------------------------------
             121,257       6,122,913        9,677,790      4,447,652         483,425      5,643,849
        --------------------------------------------------------------------------------------------
         $18,089,907    $801,639,797   $1,471,213,160   $325,147,725     $50,987,729    $40,566,349
        ============================================================================================
         $14,713,213    $653,198,502   $1,221,683,642   $167,401,106     $43,141,254    $36,768,690
              83,758       4,339,066          909,186      2,265,357         752,410        630,639
           1,610,882      71,711,515        1,418,650      9,666,379       3,588,816         73,488
           1,682,054      72,391,460      247,200,276    145,814,937       3,469,834      3,091,256
                  --              --               --             --          35,415         36,661
                  --            (746)           1,406            (54)             --        (34,385)
        --------------------------------------------------------------------------------------------
         $18,089,907    $801,639,797   $1,471,213,160   $325,147,725     $50,987,729    $40,566,349
        ============================================================================================
         $18,089,907    $568,039,976   $1,064,718,268   $227,633,928     $50,987,729    $40,566,349
           1,620,255      20,148,053       28,935,279      5,205,299       6,684,774      4,660,459
         $     11.16    $      28.19   $        36.80   $      43.73     $      7.63    $      8.70
        ============================================================================================
         $        --    $ 80,792,749   $  135,350,631   $ 37,905,953     $        --    $        --
                  --       2,868,209        3,697,637        868,665              --             --
         $        --    $      28.17   $        36.60   $      43.64     $        --    $        --
        ============================================================================================
         $        --    $152,807,072   $  271,144,261   $ 59,607,844     $        --    $        --
                  --       5,432,090        7,423,106      1,368,463              --             --
         $        --    $      28.13   $        36.53   $      43.56     $        --    $        --
        ============================================================================================
         $16,444,168    $707,708,633   $1,181,386,604   $170,806,326     $46,568,281    $36,591,478
        ============================================================================================
         $    63,472    $    528,387   $           --   $         --     $    38,162    $        --
        ============================================================================================
         $        --    $         --   $           --   $         --     $    99,660    $ 1,821,339
        ============================================================================================
         $        --    $         --   $      180,645   $     46,168     $        --    $    22,241
        ============================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  GOVERNMENT AND       ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO        PORTFOLIO
   -----------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (unaffiliated)....    $     --      $         --    $  6,253,795
     Dividends (affiliated)......          --                --              --
     Interest (unaffiliated).....     477,594        40,055,811       9,818,354
     Interest (affiliated).......          --                --         165,000
                                   ---------------------------------------------
       Total investment
         income*.................     477,594        40,055,811      16,237,149
                                   ---------------------------------------------
   EXPENSES:
     Investment advisory and
       management fees...........      73,619         5,146,165       2,857,482
     Service fees:
       Class 2...................          --           215,561          48,329
       Class 3...................          --           656,949          38,545
     Custodian and accounting
       fees......................      31,565           302,694         169,281
     Reports to shareholders.....       2,174           124,899          41,917
     Audit and tax fees..........      38,257            38,256          33,415
     Legal fees..................       2,742            19,926          10,966
     Trustees' fees and
       expenses..................       1,158            37,896          19,772
     Interest expense............          --                --              --
     Insurance expense...........         447            28,611          13,296
     Other expenses..............       3,063             6,496           2,271
                                   ---------------------------------------------
       Total expenses before
         custody credits and fees
         paid indirectly.........     153,025         6,577,453       3,235,274
       Custody credits earned on
         cash balances...........        (183)           (8,350)         (1,248)
       Fees Paid Indirectly (Note
         4)......................          --                --         (70,013)
                                   ---------------------------------------------
       Net expenses..............     152,842         6,569,103       3,164,013
                                   ---------------------------------------------
     Net investment income
       (loss)....................     324,752        33,486,708      13,073,136
                                   ---------------------------------------------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
   Net realized gain (loss) on
     investments
     (unaffiliated)..............          --         2,321,957      21,080,837
   Net realized gain (loss) on
     investments (affiliated)....          --                --              --
   Net realized gain (loss) on
     options contracts, futures
     contracts and foreign bond
     forward contracts...........          --           170,245              --
   Net realized foreign exchange
     gain (loss) on other assets
     and liabilities.............          --                --           1,071
                                   ---------------------------------------------
   Net realized gain (loss) on
     investments and foreign
     currencies..................          --         2,492,202      21,081,908
                                   ---------------------------------------------
   Change in unrealized
     appreciation (depreciation)
     on investments
     (unaffiliated)..............          --       (12,528,940)    (11,862,319)
   Change in unrealized
     appreciation (depreciation)
     on investments
     (affiliated)................          --                --         (61,875)
   Change in unrealized
     appreciation (depreciation)
     on futures contracts and
     foreign bond forward
     contracts...................          --           (88,846)             --
   Change in unrealized foreign
     exchange gain (loss) on
     other assets and
     liabilities.................          --                --            (203)
                                   ---------------------------------------------
   Net unrealized gain (loss) on
     investments and foreign
     currencies..................          --       (12,617,786)    (11,924,397)
                                   ---------------------------------------------
   Net realized and unrealized
     gain (loss) on investments
     and foreign currencies......          --       (10,125,584)      9,157,511
                                   ---------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................    $324,752      $ 23,361,124    $ 22,230,647
                                   =============================================
   ---------------
    * Net of foreign withholding
     taxes on interest and
     dividends of................    $     --      $         --    $     55,638
                                   =============================================

    See Notes to Financial Statements

---------------------
    72

---------------------

        GROWTH AND                     CAPITAL        NATURAL                    STRATEGIC
          INCOME         GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
        -----------------------------------------------------------------------------------
        $   289,537   $  9,740,095   $ 10,199,833   $ 4,251,812   $   550,340   $   372,445
              1,899         61,929             --            --         3,482            --
              6,594        664,053      2,162,964       369,413       854,609       465,389
                 --             --             --            --            --            --
        -----------------------------------------------------------------------------------
            298,030     10,466,077     12,362,797     4,621,225     1,408,431       837,834
        -----------------------------------------------------------------------------------
            131,405      5,254,921      9,808,799     1,939,187       540,421       407,148
                 --        119,202        193,343        47,525            --            --
                 --        314,260        533,374        96,484            --            --
             31,125        201,910        503,286       134,513        43,395        92,603
              3,143        108,849        185,165        45,488         7,805         5,927
             33,424         33,422         33,421        33,423        33,423        41,326
                936         17,265         29,086         7,931         3,436         3,225
              1,180         30,752         56,077         8,547         2,450         2,031
                114             --             --            --            --            --
                539         20,457         37,357         4,593         1,631         1,134
              7,231          9,036          8,150         7,400         8,474         8,639
        -----------------------------------------------------------------------------------
            209,097      6,110,074     11,388,058     2,325,091       641,035       562,033
                (66)        (2,451)        (4,348)       (1,408)         (413)         (149)
             (1,791)       (86,969)      (197,316)       (1,862)       (4,223)       (6,420)
        -----------------------------------------------------------------------------------
            207,240      6,020,654     11,186,394     2,321,821       636,399       555,464
        -----------------------------------------------------------------------------------
             90,790      4,445,423      1,176,403     2,299,404       772,032       282,370
        -----------------------------------------------------------------------------------
          1,583,650     72,236,982    134,210,567    10,652,378     3,864,326     3,787,303
            132,021      1,973,900             --            --       355,749            --
                 --             --             --            --      (167,290)     (109,192)
                 --           (757)       (43,118)      (19,836)           --       814,850
        -----------------------------------------------------------------------------------
          1,715,671     74,210,125    134,167,449    10,632,542     4,052,785     4,492,961
        -----------------------------------------------------------------------------------
           (821,853)   (24,000,118)    18,265,616    83,860,499    (2,591,165)   (1,296,998)
           (122,892)    (1,739,430)            --            --      (346,848)           --
                 --             --             --            --        80,848         2,758
                 --           (746)          (730)         (377)           --       180,378
        -----------------------------------------------------------------------------------
           (944,745)   (25,740,294)    18,264,886    83,860,122    (2,857,165)   (1,113,862)
        -----------------------------------------------------------------------------------
            770,926     48,469,831    152,432,335    94,492,664     1,195,620     3,379,099
        -----------------------------------------------------------------------------------
        $   861,716   $ 52,915,254   $153,608,738   $96,792,068   $ 1,967,652   $ 3,661,469
        ===================================================================================
   ...  $       449   $     39,431   $    512,190   $   285,917   $       859   $    32,377
        ===================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                               MONEY MARKET                     GOVERNMENT AND QUALITY BOND
                                                 PORTFOLIO                               PORTFOLIO
                                   -------------------------------------   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED               ENDED               ENDED
                                   DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................     $   324,752         $    57,957        $ 33,486,708        $ 32,190,018
     Net realized gain (loss) on
       investments and foreign
       currencies................              --                  --           2,492,202            (549,754)
     Net unrealized gain (loss)
       on investments and foreign
       currencies................              --                  --         (12,617,786)         (1,444,959)
                                   -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................         324,752              57,957          23,361,124          30,195,305
                                   -----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........        (324,752)            (57,957)        (20,016,661)        (27,839,585)
     Net investment
       income -- Class 2.........              --                  --          (5,414,908)         (6,760,710)
     Net investment
       income -- Class 3.........              --                  --         (10,122,521)         (8,554,996)
     Net realized gain on
       securities -- Class 1.....              --                  --                  --            (236,934)
     Net realized gain on
       securities -- Class 2.....              --                  --                  --             (59,421)
     Net realized gain on
       securities -- Class 3.....              --                  --                  --             (76,831)
                                   -----------------------------------------------------------------------------
   Total distributions to
     shareholders................        (324,752)            (57,957)        (35,554,090)        (43,528,477)
                                   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................      (2,546,380)         (2,533,889)         32,733,271         (10,447,817)
                                   -----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................      (2,546,380)         (2,533,889)         20,540,305         (23,780,989)
                                   -----------------------------------------------------------------------------
   NET ASSETS:
   Beginning of period...........      16,095,098          18,628,987         924,960,649         948,741,638
                                   -----------------------------------------------------------------------------
   End of period*................     $13,548,718         $16,095,098        $945,500,954        $924,960,649
                                   =============================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............     $        --         $        --        $ 33,420,886        $ 33,499,457
                                   =============================================================================

    See Notes to Financial Statements

---------------------
    74

---------------------

                 ASSET ALLOCATION                        GROWTH AND INCOME                            GROWTH
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
       ---------------------------------------------------------------------------------------------------------------------
         $ 13,073,136        $ 13,468,470         $    90,790         $   171,371        $  4,445,423        $  6,500,405
           21,081,908          19,553,409           1,715,671           2,225,524          74,210,125          94,277,778
          (11,924,397)         16,410,279            (944,745)         (1,223,260)        (25,740,294)        (22,251,975)
       ---------------------------------------------------------------------------------------------------------------------
           22,230,647          49,432,158             861,716           1,173,635          52,915,254          78,526,208
       ---------------------------------------------------------------------------------------------------------------------
          (12,529,599)        (12,590,791)           (171,331)           (103,733)         (5,013,152)         (3,351,400)
             (927,567)           (778,477)                 --                  --            (597,574)           (333,804)
             (459,109)           (218,974)                 --                  --            (894,150)           (272,871)
                   --                  --            (732,273)                 --         (21,049,295)                 --
                   --                  --                  --                  --          (2,957,331)                 --
                   --                  --                  --                  --          (4,972,229)                 --
       ---------------------------------------------------------------------------------------------------------------------
          (13,916,275)        (13,588,242)           (903,604)           (103,733)        (35,483,731)         (3,958,075)
       ---------------------------------------------------------------------------------------------------------------------
          (70,752,628)        (35,532,493)         (1,878,656)         (3,463,685)        (23,997,340)         16,916,997
       ---------------------------------------------------------------------------------------------------------------------
          (62,438,256)            311,423          (1,920,545)         (2,393,783)         (6,565,817)         91,485,130
       ---------------------------------------------------------------------------------------------------------------------
          509,101,228         508,789,805          20,010,451          22,404,234         808,205,614         716,720,484
       ---------------------------------------------------------------------------------------------------------------------
         $446,662,972        $509,101,228         $18,089,907         $20,010,451        $801,639,797        $808,205,614
       =====================================================================================================================
         $ 13,469,462        $ 13,826,746         $    83,758         $   164,299        $  4,339,066        $  6,399,276
       =====================================================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED
                                   DECEMBER 31, 2005   DECEMBER 31, 2004
   ---------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $    1,176,403      $    3,469,253
     Net realized gain (loss) on
       investments and foreign
       currencies................      134,167,449         127,788,220
     Net unrealized gain (loss)
       on investments and foreign
       currencies................       18,264,886         (10,908,259)
                                   -------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      153,608,738         120,349,214
                                   -------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........       (3,045,455)                 --
     Net investment
       income -- Class 2.........         (207,746)                 --
     Net investment
       income -- Class 3.........         (183,121)                 --
     Net realized gain on
       securities -- Class 1.....               --                  --
     Net realized gain on
       securities -- Class 2.....               --                  --
     Net realized gain on
       securities -- Class 3.....               --                  --
                                   -------------------------------------
   Total distributions to
     shareholders................       (3,436,322)                 --
                                   -------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................     (136,258,699)        (37,339,200)
                                   -------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................       13,913,717          83,010,014
                                   -------------------------------------
   NET ASSETS:
   Beginning of period...........    1,457,299,443       1,374,289,429
                                   -------------------------------------
   End of period*................   $1,471,213,160      $1,457,299,443
                                   =====================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $      909,186      $    3,212,223
                                   =====================================

    See Notes to Financial Statements

---------------------
    76

---------------------

                 NATURAL RESOURCES                          MULTI-ASSET                        STRATEGIC MULTI-ASSET
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
       ---------------------------------------------------------------------------------------------------------------------
         $  2,299,404        $  1,224,950         $   772,032         $   918,190         $   282,370        $   603,440
           10,632,542          12,370,709           4,052,785           5,321,472           4,492,961          4,824,846
           83,860,122          22,427,958          (2,857,165)         (3,533,598)         (1,113,862)        (1,002,883)
       ---------------------------------------------------------------------------------------------------------------------
           96,792,068          36,023,617           1,967,652           2,706,064           3,661,469          4,425,403
       ---------------------------------------------------------------------------------------------------------------------
             (967,146)           (919,448)           (993,240)         (1,062,714)           (277,833)          (877,918)
             (131,237)           (130,427)                 --                  --                  --                 --
             (137,057)            (80,251)                 --                  --                  --                 --
           (9,167,196)         (4,134,448)         (2,251,020)                 --                  --                 --
           (1,580,297)           (684,692)                 --                  --                  --                 --
           (1,991,439)           (480,434)                 --                  --                  --                 --
       ---------------------------------------------------------------------------------------------------------------------
          (13,974,372)         (6,429,700)         (3,244,260)         (1,062,714)           (277,833)          (877,918)
       ---------------------------------------------------------------------------------------------------------------------
           51,347,366          26,706,958          (6,563,817)         (8,376,470)         (5,170,547)        (4,601,508)
       ---------------------------------------------------------------------------------------------------------------------
          134,165,062          56,300,875          (7,840,425)         (6,733,120)         (1,786,911)        (1,054,023)
       ---------------------------------------------------------------------------------------------------------------------
          190,982,663         134,681,788          58,828,154          65,561,274          42,353,260         43,407,283
       ---------------------------------------------------------------------------------------------------------------------
         $325,147,725        $190,982,663         $50,987,729         $58,828,154         $40,566,349        $42,353,260
       =====================================================================================================================
         $  2,265,357        $  1,221,229         $   752,410         $   918,521         $   630,639        $   229,681
       =====================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

---------------------
    78

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

                                                           ---------------------

  At December 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST       AMOUNT
---------                                                     ----------   ------------
Money Market................................................     0.12%     $   115,000
Government and Quality Bond.................................     5.28        5,050,000
Growth......................................................    20.98       20,070,000
Capital Appreciation........................................    45.79       43,805,000
Natural Resources...........................................    12.25       11,720,000
Multi-Asset.................................................     1.05        1,005,000
Strategic Multi-Asset.......................................     1.77        1,690,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Securities, LLC, dated December 31, 2005, bearing interest at a rate of 3.50% per annum, with a principal amount of $95,675,000 and a repurchase price of $95,712,207, a maturity date of January 3, 2006. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL       MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   ------------
U.S. Treasury Bonds.........................................   8.13%     08/15/21   $68,484,000   $97,621,802

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

---------------------
    80

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

                                                           ---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to WMA, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the year ended December 31, 2005, SAAMCo received fees of $26,159,147 from the Trust, of which SAAMCo informed the Trust that $17,895,497 was retained and $8,263,650 was paid to Wellington Management and WMA.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

  On May 9, 2005, Wellington Management, the subadviser for the Strategic Multi-Asset Portfolio, purchased an additional $950,000 par value of French Treasury Bill zero coupon due 05/13/05, resulting in the security position to be 6.91% of total assets. The prospectus states that the Portfolio may not own a single issuer that exceeds 5% of total assets. On May 13, 2005, $950,000 par value of the French Treasury Bill matured reducing the issuer percentage of total assets to less than 5%. The maturity did not result in a gain or loss to the Portfolio.

---------------------
    82

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the year ended December 31, 2005, the amount of expense reductions received by each Portfolio used to offset the Portfolio's nonaffiliated expenses were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................     $ 70,013
Growth and Income...........................................        1,791
Growth......................................................       86,969
Capital Appreciation........................................      197,316
Natural Resources...........................................        1,862
Multi-Asset.................................................        4,223
Strategic Multi-Asset.......................................        6,420

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2005 were as follows:

                                      GOVERNMENT AND      ASSET       GROWTH AND                      CAPITAL         NATURAL
                       MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME         GROWTH       APPRECIATION     RESOURCES
                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                       ------------   --------------   ------------   -----------   ------------   --------------   -----------
Purchases (excluding
  U.S. government
  securities)........       $--        $ 71,830,992    $ 89,999,948   $10,642,588   $660,256,053   $1,143,560,430   $67,079,552
Sales (excluding U.S.
  government
  securities)........       --           24,055,151     156,567,694    13,232,657    717,337,366    1,287,515,420    28,106,730
Purchases of U.S.
  government
  securities.........       --          569,945,470      21,782,919            --             --               --            --
Sales of U.S.
  government
  securities.........       --          475,308,096       1,112,736            --             --               --            --

                                      STRATEGIC
                       MULTI-ASSET   MULTI-ASSET
                        PORTFOLIO     PORTFOLIO
                       -----------   -----------
Purchases (excluding
  U.S. government
  securities)........  $24,732,964   $66,771,438
Sales (excluding U.S.
  government
  securities)........   31,064,501    71,678,006
Purchases of U.S.
  government
  securities.........   11,113,882     6,172,030
Sales of U.S.
  government
  securities.........   10,481,438     2,474,571

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

                                                                       FOR THE YEAR ENDED DECEMBER 31, 2005
                                                    ---------------------------------------------------------------------------
                                                               DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                    ---------------------------------------------   ---------------------------
                                                                    LONG-TERM        UNREALIZED
                                                     ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                             INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
Money Market......................................  $    13,476    $        --      $         --    $   324,752    $        --
Government and Quality Bond.......................   34,344,617     (3,416,042)        3,611,427     35,554,090             --
Asset Allocation..................................   13,482,259     (4,906,969)       38,933,060     13,916,275             --
Growth and Income.................................      437,661      1,398,334         1,547,706        171,331        732,273
Growth............................................   25,984,822     52,032,084        70,534,507      6,504,876     28,978,855
Capital Appreciation..............................    1,468,973      3,317,682       245,302,650      3,436,322             --
Natural Resources.................................    2,677,085     10,013,348       145,070,277      2,753,160     11,221,212
Multi-Asset.......................................    1,630,246      3,289,929         2,952,335        993,240      2,251,020
Strategic Multi-Asset.............................      607,597        216,976         3,015,193        277,833             --

                                                           ---------------------

                                                                 FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2004
                                                              ------------------------
                                                                 TAX DISTRIBUTIONS
                                                              ------------------------
                                                                            LONG-TERM
                                                               ORDINARY      CAPITAL
PORTFOLIO                                                       INCOME        GAINS
--------------------------------------------------------------------------------------
Money Market................................................  $    57,957   $       --
Government and Quality Bond.................................   43,155,291      373,186
Asset Allocation............................................   13,588,242           --
Growth and Income...........................................      103,733           --
Growth......................................................    3,958,075           --
Capital Appreciation........................................           --           --
Natural Resources...........................................    1,214,600    5,215,101
Multi-Asset.................................................    1,062,714           --
Strategic Multi-Asset.......................................      877,918           --

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2005.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       UTILIZED
--------------------------------------------------------------------------
Money Market................................................  $         --
Government and Quality Bond.................................     1,260,044
Asset Allocation............................................    19,439,552
Growth and Income...........................................            --
Growth......................................................            --
Capital Appreciation........................................   129,733,466
Natural Resources...........................................            --
Multi-Asset.................................................            --
Strategic Multi-Asset.......................................     3,888,085

  As of December 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                               CAPITAL LOSS CARRYFORWARD
                                                               --------------------------
PORTFOLIO                                                          2011          2012
-----------------------------------------------------------------------------------------
Money Market................................................   $        --    $       --
Government and Quality Bond.................................            --     3,416,042
Asset Allocation............................................     4,906,969            --
Growth and Income...........................................            --            --
Growth......................................................            --            --
Capital Appreciation........................................            --            --
Natural Resources...........................................            --            --
Multi-Asset.................................................            --            --
Strategic Multi-Asset.......................................            --            --

  Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2005, the funds elected to defer capital losses as follows:

                                                                               DEFERRED
                                                                DEFERRED     POST-OCTOBER
                                                              POST-OCTOBER     CURRENCY
PORTFOLIO                                                     CAPITAL LOSS       LOSS
-----------------------------------------------------------------------------------------
Government and Quality Bond.................................   $2,334,174      $     --
Asset Allocation............................................           --           207
Capital Appreciation........................................           --       367,132
Natural Resources...........................................           --         1,906
Strategic Multi-Asset.......................................           --        25,050

---------------------
    84

  At December 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN/(LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $         --   $         --   $   13,240,888
Government and Quality Bond.................................    13,316,584     (9,680,360)     3,636,224      926,370,525
Asset Allocation............................................    51,057,146    (12,124,089)    38,933,057      405,526,861
Growth and Income...........................................     2,193,701       (645,995)     1,547,706       16,641,988
Growth......................................................    89,116,338    (18,581,085)    70,535,253      730,163,227
Capital Appreciation........................................   258,235,716    (12,934,472)   245,301,244    1,227,090,636
Natural Resources...........................................   148,477,546     (3,407,215)   145,070,331      183,270,932
Multi-Asset.................................................     3,710,480       (758,145)     2,952,335       48,228,602
Strategic Multi-Asset.......................................     3,460,536       (452,676)     3,007,860       40,186,213

  For the year ended December 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to foreign currency, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets are as follows:

                                                               ACCUMULATED      ACCUMULATED
                                                              UNDISTRIBUTED    UNDISTRIBUTED
                                                              NET INVESTMENT   NET REALIZED    PAID IN
PORTFOLIO                                                     INCOME (LOSS)     GAIN (LOSS)    CAPITAL
-------------------------------------------------------------------------------------------------------
Money Market................................................    $       --      $        --    $     --
Government and Quality Bond.................................     1,988,811       (1,976,313)    (12,498)
Asset Allocation............................................       485,855         (485,855)         --
Growth and Income...........................................            --               --          --
Growth......................................................          (757)             757          --
Capital Appreciation........................................       (43,118)          43,118          --
Natural Resources...........................................       (19,836)          19,836          --
Multi-Asset.................................................        55,097          (44,329)    (10,768)
Strategic Multi-Asset.......................................       396,421         (396,380)        (41)

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                                   MONEY MARKET PORTFOLIO
                                                                ------------------------------------------------------------
                                                                                          CLASS 1
                                                                ------------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                ----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                                ----------------------------   -----------------------------
Shares sold.................................................     6,446,478    $   6,446,478      9,897,377    $    9,897,377
Reinvested dividends........................................       324,752          324,752         57,957            57,957
Shares redeemed.............................................    (9,317,610)      (9,317,610)   (12,489,223)      (12,489,223)
                                                                -----------   --------------   ------------   --------------
Net increase (decrease).....................................    (2,546,380)   $  (2,546,380)    (2,533,889)   $   (2,533,889)
                                                                ===========   ==============   ============   ==============

                                        GOVERNMENT AND QUALITY BOND PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                  DECEMBER 31, 2005               DECEMBER 31, 2004
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      6,132,790    $  91,875,227      6,033,850    $  91,865,240
Reinvested dividends....      1,357,239       20,016,661      1,893,151       28,076,519
Shares redeemed.........    (10,857,514)    (162,664,075)   (15,806,482)    (240,455,308)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (3,367,485)   $ (50,772,187)    (7,879,481)   $(120,513,549)
                            ============   ==============   ============   ==============

                                    GOVERNMENT AND QUALITY BOND PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                               DECEMBER 31, 2005             DECEMBER 31, 2004
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............   1,364,627    $ 20,487,040     2,824,873    $  43,051,825
Reinvested dividends....     367,206       5,414,908       459,917        6,820,131
Shares redeemed.........  (1,969,252)    (29,411,848)   (3,338,004)     (50,787,358)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............    (237,419)   $ (3,509,900)      (53,214)   $    (915,402)
                          ===========   =============   ===========   =============

                                                           ---------------------

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      8,124,817    $ 121,465,467      9,903,876    $  150,416,170
Reinvested dividends........................................        687,224       10,122,521        582,671         8,631,827
Shares redeemed.............................................     (2,981,269)     (44,572,630)    (3,166,574)      (48,066,863)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      5,830,772    $  87,015,358      7,319,973    $  110,981,134
                                                                ============   ==============   ============   ==============

                                                            ASSET ALLOCATION PORTFOLIO
                            -------------------------------------------------------------------------------------------
                                                       CLASS 1                                        CLASS 2
                            -------------------------------------------------------------   ---------------------------
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                  DECEMBER 31, 2005               DECEMBER 31, 2004              DECEMBER 31, 2005
                            -----------------------------   -----------------------------   ---------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                            -----------------------------   -----------------------------   ---------------------------
Shares sold.............      1,723,037    $  25,381,404      3,065,413    $  43,146,499       195,993    $  2,891,940
Reinvested dividends....        848,892       12,529,599        912,693       12,590,791        62,913         927,567
Shares redeemed.........     (7,604,856)    (112,407,963)    (7,661,092)    (107,807,656)     (356,593)     (5,260,091)
                            ------------   --------------   ------------   --------------   -----------   -------------
Net increase
  (decrease)............     (5,032,927)   $ (74,496,960)    (3,682,986)   $ (52,070,366)      (97,687)   $ (1,440,584)
                            ============   ==============   ============   ==============   ===========   =============

                          ASSET ALLOCATION PORTFOLIO
                          ---------------------------
                                    CLASS 2
                          ---------------------------
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                          ---------------------------
                            SHARES         AMOUNT
                          ---------------------------
Shares sold.............     848,803    $  11,889,694
Reinvested dividends....      56,484          778,477
Shares redeemed.........    (348,769)      (4,906,916)
                          -----------   -------------
Net increase
  (decrease)............     556,518    $   7,761,255
                          ===========   =============

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................        501,216    $   7,362,261        794,857    $   11,134,762
Reinvested dividends........................................         31,172          459,109         15,902           218,974
Shares redeemed.............................................       (179,152)      (2,636,454)      (183,565)       (2,577,118)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................        353,236    $   5,184,916        627,194    $    8,776,618
                                                                ============   ==============   ============   ==============

                                                                                 GROWTH AND INCOME PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 1
                                                                -------------------------------------------------------------
                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................        123,260    $   1,370,991        128,753    $    1,369,981
Reinvested dividends........................................         81,866          903,604          9,853           103,733
Shares redeemed.............................................       (373,803)      (4,153,251)      (464,542)       (4,937,399)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................       (168,677)   $  (1,878,656)      (325,936)   $   (3,463,685)
                                                                ============   ==============   ============   ==============

                                                                 GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------
                                                       CLASS 1                                        CLASS 2
                            -------------------------------------------------------------   ---------------------------
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                  DECEMBER 31, 2005               DECEMBER 31, 2004              DECEMBER 31, 2005
                            -----------------------------   -----------------------------   ---------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                            -----------------------------   -----------------------------   ---------------------------
Shares sold.............      2,439,828    $  67,306,350      3,464,906    $  88,028,214       306,996    $  8,475,565
Reinvested dividends....        944,365       26,062,447        132,205        3,351,400       128,868       3,554,905
Shares redeemed.........     (5,836,026)    (160,407,132)    (5,649,703)    (143,498,108)     (545,602)    (14,988,727)
                            ------------   --------------   ------------   --------------   -----------   -------------
Net increase
  (decrease)............     (2,451,833)   $ (67,038,335)    (2,052,592)   $ (52,118,494)     (109,738)   $ (2,958,257)
                            ============   ==============   ============   ==============   ===========   =============

                               GROWTH PORTFOLIO
                          ---------------------------
                                    CLASS 2
                          ---------------------------
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                          ---------------------------
                            SHARES         AMOUNT
                          ---------------------------
Shares sold.............     989,835    $  25,066,821
Reinvested dividends....      13,171          333,804
Shares redeemed.........    (571,117)     (14,537,691)
                          -----------   -------------
Net increase
  (decrease)............     431,889    $  10,862,934
                          ===========   =============

---------------------
    86

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      1,979,445    $  54,426,641      2,643,566    $   67,188,050
Reinvested dividends........................................        212,885        5,866,379         10,775           272,871
Shares redeemed.............................................       (517,899)     (14,293,768)      (364,259)       (9,288,364)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      1,674,431    $  45,999,252      2,290,082    $   58,172,557
                                                                ============   ==============   ============   ==============

                                           CAPITAL APPRECIATION PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                  DECEMBER 31, 2005               DECEMBER 31, 2004
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      3,046,153    $ 101,034,817      4,842,207    $ 149,870,642
Reinvested dividends....         88,231        3,045,455             --               --
Shares redeemed.........     (9,031,964)    (299,356,555)    (9,770,444)    (300,324,545)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (5,897,580)   $(195,276,284)    (4,928,237)   $(150,453,903)
                            ============   ==============   ============   ==============

                                       CAPITAL APPRECIATION PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                               DECEMBER 31, 2005             DECEMBER 31, 2004
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............     432,700    $ 14,305,565     1,177,249    $  36,215,330
Reinvested dividends....       6,048         207,746            --               --
Shares redeemed.........    (801,139)    (26,559,006)     (785,586)     (24,093,237)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............    (362,391)   $(12,045,695)      391,663    $  12,122,093
                          ===========   =============   ===========   =============

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      3,057,753    $ 100,877,355      3,807,038    $  116,719,005
Reinvested dividends........................................          5,341          183,121             --                --
Shares redeemed.............................................       (900,323)     (29,997,196)      (511,804)      (15,726,395)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      2,162,771    $  71,063,280      3,295,234    $  100,992,610
                                                                ============   ==============   ============   ==============

                                             NATURAL RESOURCES PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                  DECEMBER 31, 2005               DECEMBER 31, 2004
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      2,043,592    $  76,344,710      1,575,359    $  44,104,704
Reinvested dividends....        243,358       10,134,342        184,780        5,053,896
Shares redeemed.........     (1,702,592)     (64,536,561)    (1,512,522)     (41,621,969)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        584,358    $  21,942,490        247,617    $   7,536,631
                            ============   ==============   ============   ==============

                                         NATURAL RESOURCES PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                               DECEMBER 31, 2005             DECEMBER 31, 2004
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............     342,027    $ 12,781,788       405,770    $  11,243,581
Reinvested dividends....      41,170       1,711,534        29,834          815,119
Shares redeemed.........    (294,667)    (11,151,991)     (192,816)      (5,443,980)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............      88,530    $  3,341,331       242,788    $   6,614,720
                          ===========   =============   ===========   =============

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      1,035,034    $  39,510,876        608,977    $   16,936,296
Reinvested dividends........................................         51,276        2,128,496         20,545           560,685
Shares redeemed.............................................       (407,024)     (15,575,827)      (177,865)       (4,941,374)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................        679,286    $  26,063,545        451,657    $   12,555,607
                                                                ============   ==============   ============   ==============

                                                           ---------------------

                                                                                    MULTI-ASSET PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 1
                                                                -------------------------------------------------------------
                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................        129,529    $     996,157        254,490    $    1,942,000
Reinvested dividends........................................        428,977        3,244,260        141,636         1,062,714
Shares redeemed.............................................     (1,395,536)     (10,804,234)    (1,493,320)      (11,381,184)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................       (837,030)   $  (6,563,817)    (1,097,194)   $   (8,376,470)
                                                                ============   ==============   ============   ==============

                                                                               STRATEGIC MULTI-ASSET PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 1
                                                                -------------------------------------------------------------
                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2005               DECEMBER 31, 2004
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                ------------   --------------   ------------   --------------
Shares sold.................................................        224,936    $   1,836,877        200,850    $    1,507,710
Reinvested dividends........................................         32,773          277,833        120,055           877,918
Shares redeemed.............................................       (890,684)      (7,285,257)      (923,411)       (6,987,136)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................       (632,975)   $  (5,170,547)      (602,506)   $   (4,601,508)
                                                                ============   ==============   ============   ==============

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. The following amounts for the Retirement Plan Liabilities are included in the Payables for Trustees' fees and expenses in the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses in the Statement of Operations.

                                                                    AS OF DECEMBER 31, 2005
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 13,474     $   237       $  611
Government and Quality Bond.................................    106,004      11,841        3,916
Asset Allocation............................................     12,519       6,351          201
Growth and Income...........................................      7,007         281          306
Growth......................................................    110,118       8,889        4,372
Capital Appreciation........................................    192,655      17,056        7,435
Natural Resources...........................................     12,185       1,668          433
Multi-Asset.................................................     26,035         817        1,161
Strategic Multi-Asset.......................................     17,057         540          765

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2005, the following Portfolio had borrowings:

                                                                                       AVERAGE    WEIGHTED
                                                                 DAYS       INTEREST     DEBT     AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES    UTILIZED   INTEREST
----------------------------------------------------------------------------------------------------------
Growth and Income...........................................       5          $114     $173,980    4.71%

At December 31, 2005, there were no borrowings outstanding.
---------------------
    88

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2005, none of the Portfolios participated in the program.

NOTE 11. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                          MARKET VALUE                                              CHANGE IN
                                                         AT DECEMBER 31,    COST OF    PROCEEDS OF    REALIZED     UNREALIZED
PORTFOLIO                   SECURITY           INCOME         2004         PURCHASES      SALES      GAIN/(LOSS)   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Asset Allocation...  Riviera Holdings Corp.   $165,000     $1,676,250        $  --     $       --    $       --    $   (61,875)
                     11.00% due 06/15/10
Growth and           AIG                         1,899        385,811           --        198,779       132,021       (122,892)
  Income...........
Growth.............  AIG                        61,929      9,079,009           --      2,145,781     1,973,900     (1,739,430)
Multi-Asset........  AIG                         3,482        733,402           --        403,336       355,749       (346,848)

                      MARKET VALUE
                     AT DECEMBER 31,
PORTFOLIO                 2005
-------------------  ---------------
Asset Allocation...    $1,614,375
Growth and                196,161
  Income...........
Growth.............     7,167,698
Multi-Asset........       338,967

NOTE 12. INVESTMENT CONCENTRATION: All Portfolios may invest in foreign securities, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

NOTE 13. OTHER INFORMATION: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser's ability to perform its respective investment advisory services relating to the Portfolios.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                      Money Market Portfolio -- Class 1
12/31/01         $ 1.00       $0.04        $   --        $ 0.04      $(0.04)       $   --          $(0.04)
12/31/02           1.00        0.01            --          0.01       (0.01)           --           (0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/05           1.00        0.02            --          0.02       (0.02)           --           (0.02)
                              Government and Quality Bond Portfolio -- Class 1
12/31/01         $14.45       $0.76        $ 0.24        $ 1.00      $(0.68)       $   --          $(0.68)
12/31/02          14.77        0.65          0.72          1.37       (0.54)           --           (0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)        (0.01)          (0.75)
12/31/05          14.98        0.55         (0.16)         0.39       (0.59)           --           (0.59)
                              Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $   --          $(0.67)
12/31/02          14.77        0.62          0.71          1.33       (0.51)           --           (0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)        (0.01)          (0.72)
12/31/05          14.97        0.53         (0.16)         0.37       (0.57)           --           (0.57)
                              Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)
12/31/04          15.18        0.48            --          0.48       (0.70)        (0.01)          (0.71)
12/31/05          14.95        0.51         (0.16)         0.35       (0.55)           --           (0.55)

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/01       $ 1.00      3.70%    $ 34,375      0.72%(5)          3.80%(5)           --%
12/31/02         1.00      1.08       24,634      0.74              1.08               --
12/31/03         1.00      0.31       18,629      0.94              0.33               --
12/31/04         1.00      0.35       16,095      1.06              0.33               --
12/31/05         1.00      2.25       13,549      1.04              2.21               --
                             Government and Quality Bond Portfolio -- Class 1
12/31/01       $14.77      6.93%    $684,464      0.64%(5)          5.16%(5)           71%
12/31/02        15.60      9.33      885,969      0.61              4.27              108
12/31/03        15.21      2.50      685,905      0.60              3.56               50
12/31/04        14.98      3.41      557,465      0.60              3.56               37
12/31/05        14.78      2.62      500,354      0.61              3.68               56
                             Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $14.77      3.67%    $ 19,713      0.79%(4)(5)       4.54%(4)(5)        71%
12/31/02        15.59      9.11      121,074      0.76              4.02              108
12/31/03        15.20      2.35      148,981      0.75              3.40               50
12/31/04        14.97      3.26      145,923      0.75              3.40               37
12/31/05        14.77      2.46      140,494      0.76              3.53               56
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59      1.23%    $  7,732      0.86%(4)          3.25%(4)          108%
12/31/03        15.18      2.19      113,856      0.84              3.28               50
12/31/04        14.95      3.16      221,572      0.85              3.28               37
12/31/05        14.75      2.37      304,653      0.86              3.43               56

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.

See Notes to Financial Statements
---------------------
    90

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Asset Allocation Portfolio -- Class 1
01/31/01         $14.52       $ 0.41       $ 0.36        $ 0.77      $(0.43)       $(0.31)         $(0.74)      $14.55
01/31/02          14.55         0.41        (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03          12.84         0.42        (1.31)        (0.89)      (0.46)           --           (0.46)       11.49
02/01/03-
 12/31/03*+       11.49         0.35         2.35          2.70       (0.47)           --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)           --           (0.39)       14.72
12/31/05          14.72         0.41         0.32          0.73       (0.46)           --           (0.46)       14.99
                                        Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     $13.70       $ 0.23       $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03          12.83         0.36        (1.26)        (0.90)      (0.45)           --           (0.45)       11.48
02/01/03-
 12/31/03*+       11.48         0.32         2.36          2.68       (0.45)           --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)           --           (0.37)       14.70
12/31/05          14.70         0.39         0.32          0.71       (0.44)           --           (0.44)       14.97
                                        Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)       $   --          $(0.25)      $11.48
02/01/03-
 12/31/03*+       11.48         0.29         2.37          2.66       (0.44)           --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)           --           (0.36)       14.69
12/31/05          14.69         0.37         0.31          0.68       (0.42)           --           (0.42)       14.95
                                        Growth and Income Portfolio -- Class 1
12/31/01         $16.55       $ 0.04       $(2.14)       $(2.10)     $(0.04)       $(1.86)         $(1.90)      $12.55
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)           --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)           --           (0.05)       11.19
12/31/05          11.19         0.05         0.48          0.53       (0.11)        (0.45)          (0.56)       11.16

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  --------------------------------------------------------------------
                              Asset Allocation Portfolio -- Class 1
01/31/01          5.38%    $653,310      0.64%             2.75%             172%
01/31/02         (6.36)     556,081      0.66              3.05              140
01/31/03         (6.78)     437,736      0.66              3.42               28
02/01/03-
 12/31/03*+      23.68      482,439      0.66(4)           3.03(4)            19
12/31/04         10.32      463,446      0.67              2.68               35
12/31/05          5.00      396,376      0.67(7)           2.76(7)            25
                              Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%
01/31/03         (6.87)      12,931      0.79              3.23               28
02/01/03-
 12/31/03*+      23.54       23,155      0.81(4)           2.84(4)            19
12/31/04         10.12       33,017      0.82              2.55               35
12/31/05          4.86       32,146      0.82(7)           2.61(7)            25
                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)      4.29%    $    526      0.87%(4)          2.93%(4)           28%
02/01/03-
 12/31/03*+      23.41        3,196      0.92(4)           2.67(4)            19
12/31/04         10.04       12,638      0.92              2.52               35
12/31/05          4.71       18,141      0.92(7)           2.51(7)            25
                              Growth and Income Portfolio -- Class 1
12/31/01        (11.41)%   $ 28,993      1.00%(5)          0.29%(5)           24%
12/31/02        (24.31)      18,610      1.01(6)           0.55(6)            42
12/31/03         26.18       22,404      1.16              0.52               44
12/31/04          6.21       20,010      1.15              0.82               43
12/31/05          4.75       18,090      1.11(7)           0.47(7)            57

---------------

 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 + The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05
                                                               --------
Asset Allocation Portfolio Class 1..........................     0.02%
Asset Allocation Portfolio Class 2..........................     0.02
Asset Allocation Portfolio Class 3..........................     0.02
Growth and Income Portfolio Class 1.........................     0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                             Growth Portfolio -- Class 1
12/31/01         $34.42       $ 0.09       $(5.15)       $(5.06)     $(0.04)       $(4.36)         $(4.40)      $24.96
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)           --           (0.08)       19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)           --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)           --           (0.14)       27.56
12/31/05          27.56         0.17         1.76          1.93       (0.25)        (1.05)          (1.30)       28.19
                                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)           --           (0.05)       19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)           --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)           --           (0.11)       27.54
12/31/05          27.54         0.13         1.76          1.89       (0.21)        (1.05)          (1.26)       28.17
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)           --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)           --           (0.09)       27.51
12/31/05          27.51         0.10         1.76          1.86       (0.19)        (1.05)          (1.24)       28.13
                                      Capital Appreciation Portfolio -- Class 1
12/31/01         $47.44       $(0.06)      $(7.82)       $(7.88)     $(0.10)       $(9.85)         $(9.95)      $29.61
12/31/02          29.61        (0.04)       (6.67)        (6.71)         --            --              --        22.90
12/31/03          22.90        (0.01)        7.40          7.39          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --            --              --        33.05
12/31/05          33.05         0.05         3.80          3.85       (0.10)           --           (0.10)       36.80
                                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $   --       $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60
12/31/02          29.60        (0.07)       (6.68)        (6.75)         --            --              --        22.85
12/31/03          22.85        (0.05)        7.38          7.33          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --            --              --        32.88
12/31/05          32.88           --         3.77          3.77       (0.05)           --           (0.05)       36.60
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --            --              --        32.82
12/31/05          32.82        (0.04)        3.78          3.74       (0.03)           --           (0.03)       36.53

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                                    Growth Portfolio -- Class 1
12/31/01        (13.09)%   $  791,845      0.72%(5)          0.30%(5)           70%
12/31/02        (22.15)       520,917      0.74(6)           0.50(6)            70
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
12/31/05          7.11        568,040      0.73(7)           0.61(7)            87
                                    Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (1.50)%   $    8,965      0.89%(4)(5)       0.33%(4)(5)        70%
12/31/02        (22.28)        32,458      0.89(6)           0.41(6)            70
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
12/31/05          6.97         80,793      0.88(7)           0.46(7)            87
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(6)       0.53%(4)(6)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
12/31/05          6.85        152,807      0.98(7)           0.37(7)            87
                             Capital Appreciation Portfolio -- Class 1
12/31/01        (12.61)%   $1,628,155      0.75%(5)          0.15%(5)           68%
12/31/02        (22.66)     1,021,172      0.76(6)           0.16(6)            80
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
12/31/05         11.67      1,064,718      0.77(7)           0.12(7)            86
                             Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (3.25)%   $   16,565      0.92%(4)(5)      (0.21)%(4)(5)       68%
12/31/02        (22.80)        63,049      0.92(6)          (0.29)(6)           80
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
12/31/05         11.49        135,351      0.92(7)          (0.03)(7)           86
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(6)      (0.30)%(4)(6)       80%
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100
12/31/05         11.39        271,144      1.02(7)          (0.13)(7)           86

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05
                                                               --------
Growth Portfolio Class 1....................................     0.02%
Growth Portfolio Class 2....................................     0.02
Growth Portfolio Class 3....................................     0.02
Capital Appreciation Class 1................................     0.02
Capital Appreciation Class 2................................     0.02
Capital Appreciation Class 3................................     0.02

See Notes to Financial Statements
---------------------
    92

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/01         $19.23       $0.21        $(0.49)       $(0.28)     $(0.07)       $(1.22)         $(1.29)      $17.66
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)        (0.96)          (1.17)       31.37
12/31/05          31.37        0.36         14.01         14.37       (0.19)        (1.82)          (2.01)       43.73
                                        Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)        (0.96)          (1.14)       31.33
12/31/05          31.33        0.30         13.98         14.28       (0.15)        (1.82)          (1.97)       43.64
                                        Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $   --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)        (0.96)          (1.12)       31.29
12/31/05          31.29        0.25         13.96         14.21       (0.13)        (1.82)          (1.95)       43.56
                                           Multi-Asset Portfolio -- Class 1
12/31/01         $ 9.90       $0.20        $(0.74)       $(0.54)     $(0.28)       $(1.18)         $(1.46)      $ 7.90
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)           --           (0.21)        6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)           --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)           --           (0.13)        7.82
12/31/05           7.82        0.11          0.19          0.30       (0.15)        (0.34)          (0.49)        7.63
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/01         $ 9.35       $0.22        $(1.08)       $(0.86)     $(0.44)       $(1.43)         $(1.87)      $ 6.62
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)           --           (0.05)        5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)           --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)           --           (0.16)        8.00
12/31/05           8.00        0.06          0.70          0.76       (0.06)           --           (0.06)        8.70

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
------------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/01         (1.01)%   $ 71,144      0.90%(5)          1.13%(5)           48%
12/31/02          8.33       87,637      0.89              0.79               58
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
12/31/05         46.13      227,634      0.84(7)           0.95(7)            11
                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (2.31)%   $    991      1.09%(4)(5)       0.46%(4)(5)        48%
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
12/31/05         45.89       37,906      0.99(7)           0.80(7)            11
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
12/31/05         45.73       59,608      1.09(7)           0.68(7)            11
                                 Multi-Asset Portfolio -- Class 1
12/31/01         (4.31)%   $ 87,071      1.10%(5)          2.18%(5)           30%
12/31/02        (12.96)      64,262      1.11(6)           1.82(6)            62
12/31/03         16.87       65,561      1.16              1.50               61
12/31/04          4.60       58,828      1.17              1.49               46
12/31/05          3.91       50,988      1.19(7)           1.42(7)            69
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/01         (7.36)%   $ 49,059      1.21%(5)          2.67%(5)          179%
12/31/02        (12.41)      36,914      1.25(6)           2.04(6)           161
12/31/03         29.26       43,407      1.27              2.04              156
12/31/04         11.09       42,353      1.29              1.43              190
12/31/05          9.49       40,566      1.38(7)           0.68(7)           210

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                                12/31/05
                                                               -----------
Natural Resources Portfolio Class 1.........................       0.00%
Natural Resources Portfolio Class 2.........................       0.00
Natural Resources Portfolio Class 3.........................       0.00
Multi-Asset Portfolio Class 1...............................       0.01
Strategic Multi-Asset Portfolio Class 1.....................       0.02

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios constituting Anchor Series Trust (the "Trust") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 17, 2006
Houston, Texas

---------------------
    94

---------------------

ANCHOR SERIES TRUST

ANNUAL APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS
(UNAUDITED)

  The Board of Trustees (the "Board"), including the Trustees that are not interested persons of the Anchor Series Trust (the "Trust") (the "Disinterested Trustees"), last approved the Investment Advisory and Management Agreement between the Trust and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") for a period of one year, at a meeting held on August 31, 2005 with respect to Money Market Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, and Asset Allocation Portfolio (each a "Fund" and collectively the "Funds")

  At this same meeting, the Board also approved the renewal of subadvisory agreements between SAAMCo and Wellington Management Company LLC ("Wellington"), with respect to the Money Market Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio, and between SAAMCo and WM Advisors, Inc. ("WMA") with respect to the Asset Allocation Portfolio (collectively the "Subadvisory Agreements"). Wellington and WMA are collectively referred to as the "Subadvisers."

  The Board noted that the discussion and approval of the Advisory Agreement and Subadvisory Agreements at the August 31, 2005 meeting was the culmination of numerous discussions and meetings that had taken place in recent months. The Board further noted that certain members of the Board had met with senior management on numerous occasions and had in-depth discussions regarding the Funds' performance, advisory expenses and other fees and negotiations with respect to advisory expenses.

  In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo and the Subadvisers, including administrative and shareholder services to be provided by SAAMCo and certain other affiliated companies; (2) the costs of services to be provided and benefits realized by SAAMCo and the Subadvisers, including a comparison of fees and expense ratios of other similar funds, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement and Subadvisory Agreements; (4) economies of scale and whether the fee levels reflect these economies of scale; (5) SAAMCo's overall organization, compliance policies and history, as well as the Subadvisers' compliance policies and history; and (6) the investment performance of the Funds in their peer groups ("Peer Groups") as determined by Lipper, Inc. ("Lipper") and as compared to their relevant benchmarks and indices. Experienced counsel that is independent of SAAMCo provided advice to the Disinterested Trustees ("Independent Counsel"). The Disinterested Trustees considered additional information, such as expense and other comparative data from Lipper. In considering these factors, as described in more detail below, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

NATURE, EXTENT AND QUALITY OF SERVICES

  The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Funds, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds), and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

  In making their determination regarding the nature and quality of SAAMCo's services, the Trustees considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Funds. The Board also reviewed the performance of the Funds, the details of which are described below.

  The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Funds, and that SAAMCo maintains a compliance staff of eight people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

  The Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board considered that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund. The Board reviewed each Subadviser's history, structure and size, visibility and resources, which are needed to attract and retain highly qualified investment professionals.
                                                           ---------------------

With respect to administrative services to be provided by the Subadvisers, the Board considered that each Subadviser provides assistance in general marketing assistance and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

  The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadvisers and that there was a reasonable basis on which to conclude that SAAMCo and the Subadvisers would continue to provide a high quality of investment management services.

FEES AND EXPENSES

  The Board, including the Disinterested Trustees, reviewed information regarding the fees paid by the Funds to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Funds.

  To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper detailing comparative advisory fee and other information of the Funds' peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. The Board also received reports prepared by SAAMCo (including reports on investment management fees charged by SAAMCo to other funds it manages) and by the Board's independent counsel. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable Rule 12b-1 and non-12b-1 fees. The Board also took into account that certain fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale.

  Additionally, the Board reviewed the Funds' expense ratios and compared the expense ratios to those of other funds within their respective Peer Groups. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Trustees, the Board was satisfied that the fee and expense ratios of the Funds were acceptable given the quality of services expected to be provided and were comparable to the fee and expense ratios of similar funds within the same peer Groups. Specifically, the Board noted that certain portfolios' expense ratios were higher than the average expense ratios of funds within their Peer Groups. However, the Board further considered that this occurred in Funds that had not reached certain asset levels where a breakpoint in the advisory fee would reduce the expense ratio. The Board further considered that if these Funds increased their assets the breakpoints would lower shareholder expenses.

  In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that the Funds pay a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo, rather than the Funds, pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadvisers with respect to the different services provided by the Subadvisers.

  The Board considered that each of the Subadvisory Agreements contained breakpoints in the fee schedule if the Funds reached certain asset levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in SAAMCo retaining a larger portion of the advisory fee.

  On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

COSTS OF SERVICES AND BENEFITS DERIVED, AS WELL AS THE ADVISER'S PROFITABILITY AND FINANCIAL CONDITION.

  The Board, including the Disinterested Trustees, considered the direct and indirect costs and benefits of SAMMCo's providing services to the Funds. The Board reviewed financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Funds, and considered how profit margins could affect SAAMCo's ability to attract and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive as compared to standards set forth in applicable Court cases and other available industry information.

  With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Funds are inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

  The Board also considered fees and, where applicable, profits earned by affiliates for providing other services to the Funds, and, as described above, research and other services SAAMCo obtained in connection with soft dollar commissions. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds were not excessive.

---------------------
    96

TERMS OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS

  The Board, including the Disinterested Trustees, received a draft of the proposed Advisory Agreement and Subadvisory Agreements. The Board considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the agreement.

  In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and Officers who are employees of SAAMCo. The Board noted, however, that the Funds bear certain proxy-related expenses. The Board also considered the termination and liability provisions of the Advisory Agreement.

  With respect to the Subadvisory Agreements, the Board further considered, that under the terms of each Subadvisory Agreement, the Subadviser is not liable to the Fund, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

  The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations.

  The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

THE OVERALL ORGANIZATION OF SAAMCO

  The Trustees considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing management and investment advisory services to advisory clients, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently managed, advised and/or administered approximately $42 billion of assets. The Trustees also considered SAAMCo's record of compliance with each Funds' objectives, strategies and restrictions and its positive regulatory and compliance history. The Trustees also considered SAAMCo's relationships with its affiliates and the resources available to them.

COMPLIANCE

  The Board considered SAAMCo's and the Subadvisers' compliance and regulatory history, and inquired whether SAAMCo or either Subadviser had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Funds. Finally, the Board reviewed the Code of Ethics of SAAMCo and the Subadvisers, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds.

INVESTMENT PERFORMANCE

  The Board regularly reviews the performance of the Funds over various periods of time. At the Board meeting held on August 31, 2005, in connection with the approval of the continuation of the Advisory Agreement and the Subadvisory Agreements, the Board reviewed the Funds' annualized total return for the one-, two-, three-, four-, five- and ten-year periods. The Board, including the Disinterested Trustees, received and reviewed information regarding the investment performance of the Funds as compared to their respective benchmarks, the performance of the Funds' Peer Groups, and to an appropriate index or combination of indices.

  In preparation for the August 31, 2005 meeting, the Board was provided with performance reports independently prepared by Lipper, including reports which provided the Funds' annualized total return for the prior one-, two-, three-, four-, five-, and ten-year periods ending on June 30, 2005. The Board also received a report prepared by Wellington which detailed the performance of the Funds that it subadvises, with respect to 2005. The Trustees noted that the Wellington subadvised Funds generally were providing competitive performance for long-term investors. Specifically, the Board considered that while the Multi-Asset Portfolio,

                                                           ---------------------

Anchor Capital Appreciation Portfolio and Growth and Income Portfolio had lagged their benchmarks during the past one-, two-, and three-year periods, each had shown improved performance during the first two-fiscal quarters ending June 30, 2005.

  In reviewing the performance of WMA, the Board noted that it was satisfied with its performance in managing the Asset Allocation Portfolio. In making this determination the Board considered that the Asset Allocation Portfolio had outperformed the relevant Lipper index during each of the past two-fiscal years since WMA assumed subadvisory duties.

CONCLUSION

  After a full and complete discussion, and following negotiations with SAAMCo's management, the Board renewed the Advisory and Subadvisory Agreements with respect to each of the Funds for a period of one year. Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Trustees, were satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair, and in the best interest of the Funds and its shareholders, and that the advisory fee rates provided in the Advisory Agreement are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

---------------------
    98

---------------------

ANCHOR SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (unaudited)
  The following table contains basic information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                              NUMBER OF
                                            TERM OF                                          PORTFOLIOS
                         POSITION HELD     OFFICE AND                                          IN FUND
         NAME,                WITH         LENGTH OF                                           COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME             PRINCIPAL OCCUPATIONS         OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)            DURING PAST 5 YEARS          TRUSTEE(2)
    --------------       --------------   ------------   ---------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner             52
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   Associate, Corcoran Group (Real         52
DOB: May 10, 1943                                        Estate) ( 2003 to present);
                                                         President and Member of Managing
                                                         Directors, Beau Brummel -- SoHo
                                                         LLC (licensing of menswear
                                                         specialty retailing and other
                                                         activities) (June 1988 to
                                                         present.)
William J. Shea           Trustee         2004-Present   President and CEO, Conseco, Inc.        52
DOB: February 9, 1948                                    (Financial Services) (2001 to
                                                         2004); Chairman of the Board of
                                                         Centennial Technologies, Inc.
                                                         (1998 to 2001); Vice Chairman,
                                                         Bank Boston Corp. (1993 to 1998)
INTERESTED TRUSTEES
Peter A. Harbeck(4)       Trustee         1994-Present   President, CEO and Director, AIG       100
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("SAAMCo.") (August 1995 to
                                                         present); Director, AIG
                                                         SunAmerica Capital Services, Inc.
                                                         ("SACS"), (August 1993 to
                                                         present.); President and CEO, AIG
                                                         Advisor Group, Inc. (June 2004 to
                                                         Present).
OFFICERS
Vincent M. Marra          President       2004-Present   Senior Vice President and Chief        N/A
DOB: May 28, 1950                                        Operating Officer, SAAMCo
                                                         (February 2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co.,
                                                         LLC (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002).
Donna M. Handel           Treasurer       2002-Present   Assistant Treasurer (1993 to           N/A
DOB: June 25, 1966                                       2002); Senior Vice President,
                                                         SAAMCo (December 2004 to
                                                         Present); Vice President, SAAMCo
                                                         (1997 to December 2004).
Gregory N. Bressler       Secretary and   September      Senior Vice President and General      N/A
DOB: November 17, 1966    Chief Legal     2005 to        Counsel, SAAMCo (June 2005 to
                          Officer         Present        Present); Vice President and
                                                         Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management, L.P. (June 2004 to
                                                         June 2005); Deputy General
                                                         Counsel, Credit Suisse Asset
                                                         Management, LLC. (June 2002-June
                                                         2004; Vice President and Counsel,
                                                         Credit Suisse Asset Management,
                                                         LLC (January 2000-June 2002).


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*               BY TRUSTEE(3)
    --------------       ------------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea          Chairman of the Board, Royal
DOB: February 9, 1948    and SunAlliance U.S.A., Inc.
                         (March 2005 to Present);
                         Director, Boston Private
                         Financial Holdings (October
                         2004 to Present).
INTERESTED TRUSTEES
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Gregory N. Bressler      N/A
DOB: November 17, 1966

---------------

* The business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 8 of the financial statements.
(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), AIG Series Trust (6 portfolios), AIG SunAmerica Focused Alpha Growth Fund (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund).
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(4) Interested Trustee, as defined within the Investment Company Act of 1940 because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns is included with your Form 1099-DIV mailed to you in January 2006.

  During the year ended December 31, 2005 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                               QUALIFYING %
                                                                                                               FOR THE 70%
                                                                                                                DIVIDENDS
                                                   TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                 DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                 ---------   --------------   --------------   -------------   ------------
Money Market Portfolio -- Class 1..............    $0.02         $0.02            $  --            $  --              --%
Government and Quality Bond Portfolio -- Class
  1............................................     0.59          0.59               --               --              --
Government and Quality Bond Portfolio -- Class
  2............................................     0.57          0.57               --               --              --
Government and Quality Bond Portfolio -- Class
  3............................................     0.55          0.55               --               --              --
Asset Allocation Portfolio -- Class 1..........     0.46          0.46               --               --           33.68
Asset Allocation Portfolio -- Class 2..........     0.44          0.44               --               --           33.68
Asset Allocation Portfolio -- Class 3..........     0.42          0.42               --               --           33.68
Growth and Income Portfolio -- Class 1.........     0.56          0.11               --             0.45          100.00
Growth Portfolio -- Class 1....................     1.30          0.25               --             1.05          100.00
Growth Portfolio -- Class 2....................     1.26          0.21               --             1.05          100.00
Growth Portfolio -- Class 3....................     1.24          0.19               --             1.05          100.00
Capital Appreciation Portfolio -- Class 1......     0.10          0.10               --               --          100.00
Capital Appreciation Portfolio -- Class 2......     0.05          0.05               --               --          100.00
Capital Appreciation Portfolio -- Class 3......     0.03          0.03               --               --          100.00
Natural Resources Portfolio -- Class 1.........     2.01          0.19             0.22             1.60           59.11
Natural Resources Portfolio -- Class 2.........     1.97          0.15             0.22             1.60           59.11
Natural Resources Portfolio -- Class 3.........     1.95          0.13             0.22             1.60           59.11
Multi-Asset Portfolio -- Class 1...............     0.49          0.15               --             0.34           76.15
Strategic Multi-Asset Portfolio -- Class 1.....     0.06          0.06               --               --           63.50

---------------

* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------
    100

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2005. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              MONEY MARKET PORTFOLIO -- CLASS 1

                The Money Market Portfolio -- Class 1 gained 2.25% for the twelve-month period ending December 31, 2005. The Federal Reserve maintained its measured pace of interest rate increases during the year bringing the overnight lending rate to 4.25%, up 200 basis points for the year, and 325 basis points since the tightening cycle began in 2004. Taxable Money Market mutual funds finished the year with $1.7 trillion in assets representing a 5% increase from the previous year end and the first increase in assets since 2001.

                Over the course of 2005, the subadviser carried a higher than normal weighting in the shortest dated instruments in order to position the Portfolio in an environment of continued Federal Reserve rate increases. During the fourth quarter, the subadviser significantly reduced this weighting as they perceived the Fed tightening to be close to finished. This was reflected in the Portfolio's average days to maturity, which increased from 14 days at the beginning of the year to 50 days by year end.

                                                           ---------------------

---------------------

          FIXED-INCOME PORTFOLIOS

              Government and Quality Bond Portfolio, Class 1




(LINE GRAPH)

                                                                GOVERNMENT AND QUALITY BOND       LEHMAN BROTHERS U.S. AGGREGATE
                                                                     PORTFOLIO, CLASS 1                 A OR BETTER INDEX
                                                                ---------------------------       ------------------------------
12/95                                                                      10000                               10000
12/96                                                                      10289                             10361.6
12/97                                                                      11270                               11354
12/98                                                                      12313                             12354.1
12/99                                                                      12110                             12253.1
12/00                                                                      13484                             13717.3
12/01                                                                      14418                               14857
12/02                                                                      15764                             16408.6
12/03                                                                      16158                             16954.7
12/04                                                                      16709                             17654.5
12/05                                                                      17146                               18103

GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               2.62%      2.46%      2.37%
   5-year               4.92%        N/A        N/A
   10-year              5.54%        N/A        N/A
   Since Inception      8.17%      4.63%      2.76%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Lehman Brother U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better excludes BBB bonds.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS 1

                The Government and Quality Bond Portfolio -- Class 1 gained
              2.62% compared to 2.54% for the Lehman Brothers Aggregate A or Better Index. The bond market posted gains in 2005 despite many substantial headwinds during the past year including: the Federal Reserve increasing short-term interest rates 200 basis points, credit agency downgrades in the auto sector, and sharply higher oil prices. Over the course of the year, the yield curve continued to flatten as short-term interest rates rose to nearly the same level as long-term interest rates. For the year, the Lehman Brothers Aggregate Bond Index gained 2.4%, a total return significantly less than the index's 2004 total return of 4.3% as higher short and intermediate-term rates moderated returns. Treasuries posted gains for the year and topped most sectors on an absolute return basis including mortgages, investment grade credits and agencies.

                The Government and Quality Bond Portfolio only invests in bonds rated A or better at the time of purchase. For the majority of 2005, the Portfolio was structured to take advantage of a flattening yield curve and this was additive to returns. The Portfolio implemented this strategy by carrying a higher than normal weighting in cash and short-dated securities in order to protect against continued Federal Reserve interest rate increases. Additionally, a tactical exposure to Treasury Inflation Protected Securities (TIPS) and issue selection in the Portfolio's pass-through Mortgage Backed Securities holdings were additive to returns.

              The graph represents past performance, which is not indicative of future results.
---------------------
    102

                 Asset Allocation Portfolio+ - Class 1

(LINE GRAPH)

                                                                                        LEHMAN BROTHERS
                                          ASSET ALLOCATION                            U.S. AGGREGATE BOND
                                         PORTFOLIO, CLASS 1       BLENDED INDEX              INDEX              S&P 500 INDEX
                                         ------------------       -------------       -------------------       -------------
12/95                                         10000.0                10000.0                10000.0                10000.0
12/96                                         11895.0                11497.0                10361.0                12296.9
12/97                                         14489.0                14214.0                11364.9                16399.0
12/98                                         14970.0                17196.0                12350.6                21086.0
12/99                                         16383.0                19259.0                12248.1                25524.0
12/00                                         16332.0                19068.0                13672.7                23200.2
12/01                                         15866.0                18359.0                14825.0                20442.9
12/02                                         14674.0                16557.0                16345.3                15925.0
12/03                                         18054.0                19616.0                17016.2                20490.2
12/04                                         19918.0                21244.0                17754.5                22719.8
12/05                                         20913.0                22094.0                18185.7                23834.7

ASSET ALLOCATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               5.00%      4.86%       4.71%
   5-year               5.07%        N/A         N/A
   10-year              7.66%        N/A         N/A
   Since Inception      8.55%      6.38%      12.87%

* Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

  The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Bond Index and 60% S&P 500 Index.

  The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

  The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              + Performance information shown for periods prior to November 24,
                2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the "Prior Asset Allocation Portfolio". The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

              ASSET ALLOCATION PORTFOLIO+ -- CLASS 1

                The Asset Allocation Portfolio -- Class 1 returned 5.00% for the annual period compared to a 4.00% return by the blended benchmark (60% S&P 500 / 40% Lehman Brothers U.S. Aggregate Bond Index). The S&P 500 gained 4.91%, its worst annual performance since 2002, amid a period of market volatility where crude oil prices surged 40% on a year-over-year basis and both consumer confidence and spending declined late in the period. The Lehman Brothers U.S. Aggregate Bond Index rose 2.43%, as the Federal Reserve increased short-term interest rates a total of eight times, to 4.25%, with recent changes in policy statement indicating it may be nearing the end of its tightening campaign.

                As the market experienced fluctuating oil prices, rising, though still low, short-term interest rates, and a slowing, but relatively strong economic environment, mid-cap value stocks outperformed the market in general, as well as other equity classes. During this period, the Portfolio benefited from its positions in mid-and large-cap value and real estate styles, all of which added positive relative performance results. On the fixed-income side, high yield holdings continued to provide positive performance results, outpacing mortgages and investment grade corporate securities.

                Positive equity sector selection impacts on the Portfolio for this period were its overweight position in energy and underweight position in telecommunications, while the largest detractor from relative performance was the overweight position in consumer discretionary. Due to the Portfolio's large number of individual holdings and small position sizes, relative individual security selection impacts are minimal.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

              EQUITY PORTFOLIOS


        Growth and Income Portfolio, Class 1

(LINE GRAPH)

                                                                GROWTH AND INCOME PORTFOLIO,
                                                                          CLASS 1                         S&P 500 INDEX
                                                                ----------------------------              -------------
12/95                                                                      10000                               10000
12/96                                                                      12015                             12296.9
12/97                                                                      15471                               16399
12/98                                                                      20137                               21086
12/99                                                                      23335                               25524
12/00                                                                      21771                             23200.2
12/01                                                                      19287                             20442.9
12/02                                                                      14599                               15925
12/03                                                                      18421                             20490.2
12/04                                                                      19565                             22719.8
12/05                                                                      20495                             23834.7

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                                         Class 1*
                                         --------
   1-year                                  4.75%
   5-year                                 -1.20%
   10-year                                 7.44%
   Since Inception                         8.25%

* Inception date for Class 1: 03/23/87

  The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              GROWTH AND INCOME PORTFOLIO -- CLASS 1

                The Growth & Income Portfolio -- Class 1 returned 4.75% compared to its S&P 500 benchmark return of 4.91%. Despite steadily increasing short term interest rates, higher energy prices, and two major hurricanes, U.S. equity markets finished 2005 with positive absolute returns. Mid cap stocks outperformed their large and small cap counterparts while value stocks outperformed growth stocks. S&P 500 sector performance finished in positive territory for the year with the exception of the consumer discretionary and telecommunications sectors. Energy was the best performing sector while consumer discretionary was the worst performing sector. International and global equity markets performed slightly better than the broader U.S. equity markets for the year.

                The strongest relative performance for the Portfolio came from the consumer staples sector followed by the energy and materials sectors. The consumer staples sector was the largest relative contributor due to security selection. An overweight to the energy sector as well as security selection was beneficial with stocks such as Halliburton Co., ConocoPhillips, and GlobalSantaFe Corp. contributing the most. Within the materials sector, security selection was additive, with non-benchmark holding Rio Tinto ADR the strongest relative contributor.

                The information technology sector was an area of notable
              weakness despite strong performance from Corning Inc. and Texas Instruments. The subadviser's decision not to own Apple Computer which returned 123% for the year, and an overweight to Dell Inc. which performed poorly for the period both detracted from relative performance. An underweight position in utilities also detracted from performance as the utilities sector was the second best performing sector behind energy for the year.

    The graph represents past performance, which is not indicative of future results.
---------------------
    104

        Growth Portfolio, Class 1

(LINE GRAPH)

                                                                 GROWTH PORTFOLIO, CLASS 1              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
12/95                                                                      10000                               10000
12/96                                                                      12505                             12181.7
12/97                                                                      16307                             16053.5
12/98                                                                      21030                             19928.4
12/99                                                                      26695                               24094
12/00                                                                      26419                             22296.6
12/01                                                                      22962                             19741.9
12/02                                                                      17876                             15489.4
12/03                                                                      23218                             20299.8
12/04                                                                      25741                             22725.1
12/05                                                                      27570                             24115.8

GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year                7.11%     6.97%       6.85%
   5-year                0.86%       N/A         N/A
   10-year              10.67%       N/A         N/A
   Since Inception      11.98%     3.68%      16.20%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000 Index performance is shown beginning in 1995 to coincide with the inception of the current multi-cap approach for this portfolio. The Russell 3000 Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest. For comparison purposes, performance for years prior to 1995 are assumed to be the same as the Portfolio.

              GROWTH PORTFOLIO -- CLASS 1

                The Growth Portfolio -- Class 1 gained 7.11% versus its Russell
              3000 benchmark return of 6.12%. Despite steadily increasing short term interest rates, higher energy prices, and two major hurricanes, U.S. equity markets finished 2005 with positive absolute returns. Mid cap stocks outperformed their large and small cap counterparts while value stocks outperformed growth stocks.

                Security selection in the energy, consumer staples, and
              financials sectors were the main drivers of Portfolio performance, as was overweight allocation to the high performing energy sector. Stock selection in the energy sector was led by Chesapeake Energy, ConocoPhillips, Noble Energy Inc., and non-benchmark holdings Schlumberger Ltd. and GlobalSantaFe Corp.

                Performance was hurt by weak stock selection in information technology due primarily to holdings in Symbol Technologies and Polycom Inc. The subadviser's decision not to own Apple Computer, which returned 123% for the year, hurt performance as well. An underweight position in utilities also detracted from performance in 2005. The utilities sector was the second best performing sector behind energy for the year.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

        Capital Appreciation Portfolio, Class 1

(LINE GRAPH)

                                                              CAPITAL APPRECIATION PORTFOLIO,
                                                                          CLASS 1                   RUSSELL 3000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/95                                                                      10000                               10000
12/96                                                                      12514                             12188.4
12/97                                                                      15696                             15691.3
12/98                                                                      19181                             21185.8
12/99                                                                      32143                               28352
12/00                                                                      29741                             21996.5
12/01                                                                      25991                             17679.5
12/02                                                                      20101                             12723.1
12/03                                                                      26588                             16663.8
12/04                                                                      29010                             17818.1
12/05                                                                      32387                             18739.2

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               11.67%     11.49%     11.39%
   5-year                1.72%        N/A        N/A
   10-year              12.47%        N/A        N/A
   Since Inception      13.39%      4.12%     17.44%

* Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indices.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS 1

                The Capital Appreciation Portfolio -- Class 1 returned 11.67%, significantly outperforming its Russell 3000 Growth benchmark which gained 5.17% for the calendar year. Despite steadily increasing short term interest rates, higher energy prices, and two major hurricanes, U.S. equity markets finished 2005 with positive absolute returns. Mid cap stocks outperformed their large and small cap counterparts while value stocks outperformed growth stocks. International and global equity markets performed slightly better than the broader U.S. equity markets for the year.

                The majority of the Portfolio's relative gain was attributable to strong security selection in the information technology, healthcare, and financials sectors. Within information technology, Google Inc. and non-benchmark holdings in Samsung Electronics and Hon Hai Precision were especially strong contributors. Strong stock selection in healthcare was evidenced by holdings in Amylin Pharm Inc., Aetna Inc., and AstraZeneca PLC. An overweight to the energy sector was also additive to performance coupled with strong performance from non-benchmark holdings including Petrol Brasileiros Pref ADR, Petro-Canada, Transocean Inc., and Suncor Energy Inc. Detracting from performance was negative stock selection in the information & entertainment sector driven by relative underperformers XM Satellite Radio, eBay, Comcast, and News Corp.

                The Portfolio ended the year overweight the healthcare,
              technology and energy sectors and underweight the consumer discretionary and consumer cyclical sectors based on the subadviser's views of these areas of the market.

              The graph represents past performance, which is not indicative of future results.
---------------------
    106

        Natural Resources Portfolio, Class 1

(LINE GRAPH)

                                                                                                MSCI/S&P
                                    NATURAL             MSCI/S&P                              WORLD ENERGY          MSCI/S&P
                                   RESOURCES         WORLD OIL & GAS                           EQUIPMENT &       WORLD METALS &
                               PORTFOLIO, CLASS 1         INDEX           S&P 500 INDEX      SERVICES INDEX       MINING INDEX
                               ------------------    ---------------      -------------      --------------      --------------
12/95                                10000                 10000               10000               10000               10000
12/96                                11411               12387.1             12296.9             14122.7             9793.01
12/97                                10431               14687.7             16399.1             19971.9              7050.9
12/98                                 8623               15816.3               21086             10537.8             6318.34
12/99                                12202               19282.1               25524             15229.3              9635.2
12/00                                14572                 20027             23200.2             20560.2             7488.55
12/01                                14425               19097.9             20442.9             14500.3             7711.56
12/02                                15627               18094.8               15925             12572.9             7536.98
12/03                                23091               23109.8             20490.2             14741.4               12655
12/04                                28866               29619.4             22719.8             20036.3               14663
12/05                                42183               37662.4             23834.7             29849.3               20046

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               46.13%     45.89%     45.73%
   5-year               23.69%        N/A        N/A
   10-year              15.48%        N/A        N/A
   Since Inception      12.43%     26.23%     39.94%

* Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

              NATURAL RESOURCES -- CLASS 1

                The Natural Resources Portfolio -- Class 1 returned 46.13% for the twelve-month reporting period, significantly outperforming its broad benchmark the S&P 500 Index which returned 4.91%. Performance of most S&P 500 sectors finished in positive territory for the year with the exception of the consumer discretionary and telecommunications sectors. The energy sector was the best performing sector for the year with a 31.4% return. Natural resource stocks performed well in 2005 supported by rising global commodity prices. For example, the MSCI/S&P World Energy and Equipment Index was up 49.0%, the MSCI/S&P World Metals and Mining Index registered a 36.7% return, and the MSCI/S&P World Oil and Gas Index posted a 27.2% return.

                The price of oil began 2005 in the low-$40s before peaking around $70 in late August as hurricane Katrina ravaged communities and energy infrastructure along the Gulf coast. The price of oil closed the year about 40% higher than year-end 2004 prices. Natural gas prices started the year close to $7 per thousand cubic feet, rose steadily throughout 2005, reaching $12 as Hurricane Katrina arrived in late August. After Hurricane Rita hit, prices climbed to almost $15 and ended the year around $11.

                Strong security selection and allocation to the energy and materials sectors were the primary drivers of positive performance. Canadian Natural Resources, Valero Energy Corp., and Talisman Energy Inc. were the top contributors in the energy sector whereas Companhia Vale do Rio Doce ADR, Vedanta Resources, and Anglo Platinum Ltd. were top contributors in the materials sector. The top ten contributors to Portfolio performance all had absolute returns in excess of 50% for the year and four stocks had returns greater than 100%.

                The Portfolio's composition at year end included a large
              allocation of energy-related stocks with the majority of holdings in the oil & gas exploration & production and integrated oil & gas sub-industries. The non-energy component of the Portfolio included an allocation to the metals & mining industry. The diversified metals & mining, precious metals & mining, steel, gold, and aluminum sub-industries comprised most of the non-energy allocation.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

              BALANCED PORTFOLIOS


        Multi-Asset Portfolio, Class 1

(LINE GRAPH)

                                                                                                               LEHMAN BROTHERS
                                            MULTI-ASSET                                                      U.S. AGGREGATE BOND
                                         PORTFOLIO, CLASS 1       BLENDED INDEX          S&P 500 INDEX              INDEX
                                         ------------------       -------------          -------------       -------------------
12/95                                         10000.0                10000.0                10000.0                10000.0
12/96                                         11387.0                11505.9                12296.9                10361.5
12/97                                         13793.0                14196.5                16399.0                11364.9
12/98                                         17167.0                17143.6                21086.0                12350.6
12/99                                         19304.0                19253.0                25524.0                12248.1
12/00                                         19193.0                19012.7                23200.2                13672.7
12/01                                         18365.0                18260.8                20442.9                14825.0
12/02                                         15984.0                16393.1                15925.0                16345.3
12/03                                         18681.0                19393.0                20490.2                17016.2
12/04                                         19541.0                20972.3                22719.8                17754.5
12/05                                         20306.0                21817.9                23834.7                18185.7

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                                         Class 1*
                                         --------
   1-year                                 3.91%
   5-year                                 1.13%
   10-year                                7.34%
   Since Inception                        8.51%

* Inception date for Class 1: 03/23/87

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Blended Index consists of 60% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              MULTI-ASSET PORTFOLIO -- CLASS 1

                The Multi-Asset Portfolio -- Class 1 gained 3.91% for the
              reporting period compared to 4.91% for the S&P 500 and the 4.03% return of its blended benchmark comprised of 60% S&P 500, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% 3-month T-Bill. Despite steadily increasing short term interest rates, higher energy prices, and two major hurricanes, U.S. equity markets finished 2005 with positive absolute returns. Mid cap stocks outperformed their large and small cap counterparts while value stocks outperformed growth stocks. S&P 500 sector performance finished in positive territory for the year with the exception of the consumer discretionary and telecommunications sectors. Energy was the best performing sector while consumer discretionary was the worst performing sector. International and global equity markets performed significantly better than the broader U.S. equity markets for the year.

                The bond market posted modest gains in 2005 despite many
              substantial headwinds during the past year including: the Federal Reserve increasing short-term interest rates 200 basis points, credit agency downgrades in the auto sector, and sharply higher oil prices. Over the course of the year, the yield curve continued to flatten as short-term interest rates rose to nearly the same level as long-term interest rates. For the year, the Lehman Brothers U.S. Aggregate Bond Index gained 2.4%, a total return significantly less than the Index's 2004 total return of 4.3% as higher short and intermediate-term rates moderated returns. Treasuries posted gains for the year and topped most sectors on an absolute return basis including mortgages, investment grade credits and agencies.

                On a gross returns basis, both the fixed income and equity components of the Portfolio outpaced their respective benchmarks for the year. The fixed income component experienced positive security selection in investment grade credits and MBS/CMO's. The Portfolio's non-benchmark allocation to TIPS was beneficial to results as well. The allocation to cash was modestly negative and the effect of fees offset security selection and asset allocation between stocks and bonds that was otherwise additive to performance results.

              The graph represents past performance, which is not indicative of future results.
---------------------
    108

                 Strategic Multi-Asset Portfolio, Class 1




(LINE GRAPH)

                                                                                                                 CITIGROUP WORLD
                                                                                                                   GOV'T BOND
                                STRATEGIC MULTI-                                             CITIGROUP WORLD      INDEX, EQUAL
                                 ASSET PORTFOLIO                          MSCI AC WORLD     GOV'T BOND (U.S.       WEIGHTED EX
                                     CLASS 1          BLENDED INDEX      FREE USD INDEX      $ HEDGED) INDEX       SWITZERLAND
                                     -----------      -------------      --------------     ----------------     ---------------
12/95                                10000.0             10000.0             10000.0             10000.0             10000.0
12/96                                11481.0             11244.0             11319.9             10869.1             11187.0
12/97                                13125.0             12747.9             13017.0             12019.6             12375.4
12/98                                15122.0             15156.8             15876.8             13344.8             13978.1
12/99                                19378.0             17787.4             20134.3             13520.0             14045.4
12/00                                18290.0             16746.0             17328.0             14962.0             15610.6
12/01                                16943.0             15284.0             14571.0             15901.0             16400.0
12/02                                14840.0             13712.0             11805.7             17158.0             17625.0
12/03                                19182.0             16764.0             15894.5             17483.0             17909.0
12/04                                21337.0             18742.0             18398.6             18323.0             18831.0
12/05                                23252.0             20395.0             20491.0             19251.5             19605.6

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
                                         Class 1*
                                         --------
   1-year                                 9.49%
   5-year                                 4.92%
   10-year                                8.80%
   Since Inception                        8.79%

* Inception date for Class 1: 03/23/87

The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Blended Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Free USD Index, 30% Citigroup World Government Bond Index equal weight excluding Switzerland, and 5% 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              The Citigroup World Government Bond (U.S. $ Hedged) Index is a market capitalization weighted, total return benchmark designed to cover 19 investment grade country bond markets.

              Effective December 31, 2005 the benchmark was changed to the Citigroup World Government Bond Index, equal weight excluding Switzerland because it more closely corresponds with the investments permitted in the Portfolio's guidelines.

              The Citigroup World Government Bond Index equal weight excluding Switzerland is a market capitalization weighted, total return benchmark designed to cover 18 investment grade country bond markets.

              STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS 1

                The Strategic Multi-Asset Portfolio -- Class 1 gained 9.49%
              compared to 11.37% for the MSCI All Country World Free USD Index and 8.82% for its blended benchmark, which is comprised of 65% MSCI All Country World Free USD Index, 30% Citigroup World Government Bond Index equal weight excluding Switzerland, and 5% 3-month T-Bill. Despite steadily increasing short term interest rates, higher energy prices, and two major hurricanes, the U.S. equity markets finished 2005 with positive absolute returns. U.S. mid cap stocks outperformed their large and small cap counterparts while value stocks outperformed growth stocks. International and global equity markets performed slightly better than the broader U.S. equity markets for the year and global bonds hedged to the U.S. dollar outperformed the U.S. bond market. The MSCI AC World sectors finished positive for the year with the exception of the telecommunications sector. Energy was the best performing sector, returning 31.9% in 2005.

                With global equities outperforming global bonds, the Portfolio's asset allocation was additive to performance given the moderate overweight position to equities. The Portfolio's equity weight averaged 67% during 2005. The global equity component of the Portfolio outperformed not only its respective index on a gross returns basis, but also the Portfolio's composite benchmark and global bonds. The global bond component of the Portfolio modestly underperformed its respective benchmark and the composite benchmark.

                Within the global equities component, stock selection was the main driver of positive performance with energy (including Talisman Energy Inc., Petrol Brasil ADR), consumer staples (including Japan Tobacco Inc., Seven & I Holdings), and telecommunication services (including America Movil L ADR) contributing the most to relative performance. From a country perspective, strong U.S. stock selection was additive to performance as was the overweight to Latin American countries.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Trust's form N-Q will be available without charge on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

---------------------
    110

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

(AIG SUNAMERICA LOGO)

      1 SunAmerica Center
      Los Angeles, California 90067-6022

      ADDRESS SERVICE REQUESTED

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               G1112AR.2 (R 2/06)

Item 2. Code of Ethics.

Anchor Series Trust the ("registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                              2004             2005
               Audit Fees                   $206,339         $210,137
               Audit-Related Fees           $ 69,587         $ 67,139
               Tax Fees                     $ 43,650         $ 45,585
               All Other Fees               $      0         $      0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $112,724 and $113,237 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Included in Item 1 to the form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 10, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: April 10, 2006